UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Semi-Annual Shareholder Report

DoubleLine Opportunistic Core Bond ETF

 NYSE Arca: DBND   (Inception Date: March 31, 2022)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Opportunistic Core Bond ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DBND	$21	0.42%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$712,288,162
  Number of Portfolio Holdings1,168
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
U.S. Government and Agency Mortgage-Backed Obligations	21.3
U.S. Government and Agency Obligations	17.5
U.S. Corporate Bonds	13.4
Non-Agency Residential Collateralized Mortgage Obligations	10.7
Foreign Corporate Bonds	8.2
Asset-Backed Obligations	7.6
Non-Agency Commercial Mortgage-Backed Obligations	6.9
Affiliated Mutual Funds	4.9
Collateralized Loan Obligations	3.6
Short-Term Investments	3.2
Bank Loans	2.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6
Common Stocks	0.0
Other	-0.3

Credit Quality Breakdown (% of Net Assets)

Table Summary
Government	20.9
Agency	18.2
AAA	12.7
AA	4.0
A	10.1
BBB	19.0
BB	6.3
B	3.2
CCC and Below	0.7
Unrated Securities	1.1
Other	3.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 0.63%, 08/15/2030	4.8
U.S. Treasury Notes, 0.63%, 05/15/2030	4.6
U.S. Treasury Notes, 0.88%, 11/15/2030	4.5
DoubleLine Emerging Markets Local Currency Bond Fund	2.7
DoubleLine Global Bond Fund	2.2
U.S. Treasury Bonds, 1.38%, 11/15/2040	1.0
U.S. Treasury Bonds, 1.13%, 05/15/2040	0.8
FHLMC UMBS, Pool SD3081, 5.50%, 06/01/2053	0.8
OBX Trust, Series 2026-NQM5-A1, 5.32%, 01/25/2066	0.7
Verus Securitization Trust, Series 2026-R2-M1, 5.53%, 10/25/2067	0.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DBND326

Semi-Annual Shareholder Report

DoubleLine Shiller CAPE® U.S. Equities ETF

 NYSE Arca: CAPE   (Inception Date: March 31, 2022)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CAPE	$32	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$260,731,064
  Number of Portfolio Holdings194
  Portfolio Turnover Rate215%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Discretionary	25.0
Communication Services	24.9
Health Care	24.9
Real Estate	24.1
Financials	0.7
Short-Term Investments	0.3
Consumer Staples	0.0
Other	0.1

Portfolio Characteristics

Table Summary
Median Mkt Cap ($B)	$23.74
Average Mkt Cap ($B)	$120.94
Price-to-EarningsFootnote Reference1	20.66%
Price-to-Book	3.95%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Table Summary
Amazon.com, Inc.	5.7
Tesla, Inc.	4.7
Meta Platforms, Inc. - Class A	4.5
Eli Lilly & Co.	3.4
Johnson & Johnson	2.8
Alphabet, Inc. - Class A	2.6
Welltower, Inc.	2.4
Prologis, Inc.	2.3
Alphabet, Inc. - Class C	2.1
AbbVie, Inc.	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

CAPE326

Semi-Annual Shareholder Report

DoubleLine Commercial Real Estate Debt ETF

 NYSE Arca: DCRE   (Inception Date: March 31, 2023)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Commercial Real Estate Debt ETF (formerly known as DoubleLine Commercial Real Estate ETF) for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCRE	$20	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$405,932,280
  Number of Portfolio Holdings259
  Portfolio Turnover Rate44%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Non-Agency Commercial Mortgage-Backed Obligations	62.4
Collateralized Loan Obligations	19.9
U.S. Government and Agency Mortgage-Backed Obligations	14.3
Short-Term Investments	5.7
Non-Agency Residential Collateralized Mortgage Obligations	0.4
Other	-2.7

Credit Quality Breakdown (% of Net Assets)

Table Summary
Agency	14.3
AAA	70.8
AA	4.7
A	7.2
Other	3.0
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Table Summary
FNMA ACES, Series 2024-M5-1A1, 4.45%, 01/25/2034	1.7
FNMA, Pool BZ3936, 4.78%, 05/01/2030	1.6
FNMA, Other, Pool BZ0220, 5.00%, 01/01/2029	1.5
MF1 LLC, Series 2026-FL21-ASFX, 5.12%, 02/18/2041	1.2
FNMA, Pool BZ1029, 4.93%, 06/01/2029	1.1
GPMT Ltd., Series 2021-FL4-A (CME Term SOFR 1 Month + 1.46%, 1.35% Floor), 5.14%, 12/15/2036	1.1
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5-A3, 5.59%, 07/15/2058	1.0
FNMA, Pool BZ0638, 4.82%, 04/01/2029	1.0
Wells Fargo Commercial Mortgage Trust, Series 2026-C66-A1, 4.89%, 04/15/2059	1.0
BANK5, Series 2024-5YR5-A3, 5.70%, 02/15/2029	1.0

How has the Fund changed?

Effective February 2, 2026, the Fund's name was changed from DoubleLine Commercial Real Estate ETF to DoubleLine Commercial Real Estate Debt ETF.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DCRE326

Semi-Annual Shareholder Report

DoubleLine Mortgage ETF

 NYSE Arca: DMBS   (Inception Date: March 31, 2023)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DMBS	$20	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$694,683,413
  Number of Portfolio Holdings194
  Portfolio Turnover Rate184%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
U.S. Government and Agency Mortgage-Backed Obligations	93.3
Non-Agency Residential Collateralized Mortgage Obligations	19.6
Short-Term Investments	4.1
Other	-17.0

Credit Quality Breakdown (% of Net Assets)

Table Summary
Government	12.8
Agency	80.3
AAA	1.5
AA	0.1
A	2.0
BBB	16.0
Other	-12.7
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Table Summary
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 5.00%, 04/25/2056	8.7
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 2.00%, 04/25/2056	4.9
FNMA UMBS, Pool BR0386, 2.00%, 01/01/2051	2.4
FNMA UMBS, Pool FA3421, 2.00%, 11/01/2051	2.4
FNMA UMBS, Pool FA2724, 5.50%, 09/01/2055	2.1
FNMA REMICS, Series 2026-10-FA (SOFR 30 Day Average + 0.95%, 6.00% Cap), 4.61%, 10/25/2054	2.0
FNMA UMBS, Pool FA1705, 2.50%, 03/01/2052	2.0
FHLMC UMBS, Pool SD8492, 5.00%, 01/01/2055	2.0
FHLMC UMBS, Pool QD3879, 2.50%, 12/01/2051	2.0
FNMA UMBS, Pool FM7418, 2.50%, 06/01/2051	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DMBS326

Semi-Annual Shareholder Report

DoubleLine Commodity Strategy ETF

 NYSE Arca: DCMT   (Inception Date: January 31, 2024)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCMT	$37	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$34,677,013
  Number of Portfolio Holdings14
  Portfolio Turnover Rate0%

What did the Fund invest in?

Collateral (% of Net Assets)

Table Summary
Treasury Bills	94.2
Cash	5.8

Commodity Exposure (% of Net Assets)

Table Summary
Energy	54.7
Agriculture	18.8
Industrial Metals	10.3
Livestock	8.4
Precious Metals	7.8
The Fund gained exposure to these allocations through the use of swap contracts.

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 0.00%, 06/11/2026	57.6
U.S. Treasury Bills, 0.00%, 07/21/2026	17.1
U.S. Treasury Bills, 0.00%, 04/14/2026	5.8
U.S. Treasury Bills, 0.00%, 04/30/2026	5.8
U.S. Treasury Bills, 0.00%, 06/23/2026	4.6
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%	3.7
U.S. Treasury Bills, 0.00%, 05/14/2026	3.4
Goldman Sachs plc - USD Treasury Liquid Reserves Fund, 3.53%	0.9
JPMorgan Liquidity Funds - JPM USD Treasury CNAV Fund, 3.49%	0.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DCMT326

Semi-Annual Shareholder Report

DoubleLine Fortune 500 Equal Weight ETF

 NYSE Arca: DFVE   (Inception Date: January 31, 2024)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DFVE	$10	0.20%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$27,297,127
  Number of Portfolio Holdings448
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	17.0
Consumer Discretionary	15.4
Financials	15.3
Health Care	9.7
Information Technology	9.6
Consumer Staples	8.9
Energy	6.6
Materials	6.0
Utilities	5.5
Communication Services	4.4
Real Estate	1.3
Short-Term Investments	0.2
Other	0.1

Portfolio Characteristics

Table Summary
Median Market Cap ($B)	$33.04
Average Mkt Cap ($B)	$118.95
Price-to-EarningsFootnote Reference1	14.96%
Price-to-Book	2.62%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Table Summary
Avis Budget Group, Inc.	0.4
Par Pacific Holdings, Inc.	0.4
APA Corp.	0.4
PBF Energy, Inc. - Class A	0.3
Dell Technologies, Inc. - Class C	0.3
Dow, Inc.	0.3
Delek US Holdings, Inc.	0.3
Caesars Entertainment, Inc.	0.3
Murphy USA, Inc.	0.3
HF Sinclair Corp.	0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DFVE326

Semi-Annual Shareholder Report

DoubleLine Multi-Sector Income ETF

 NYSE Arca: DMX   (Inception Date: November 29, 2024)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Multi-Sector Income ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DMX	$25	0.49%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$81,936,923
  Number of Portfolio Holdings532
  Portfolio Turnover Rate29%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
U.S. Corporate Bonds	40.0
Non-Agency Residential Collateralized Mortgage Obligations	18.3
Bank Loans	14.5
Non-Agency Commercial Mortgage-Backed Obligations	9.8
Short-Term Investments	6.2
Collateralized Loan Obligations	5.4
Foreign Corporate Bonds	4.0
Asset-Backed Obligations	2.7
Common Stocks	0.0
Other	-0.9

Credit Quality Breakdown (% of Net Assets)

Table Summary
Investment Grade	33.8
Below Investment Grade	60.9
Unrated	0.1
Other	5.2
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Table Summary
Bain Capital Credit CLO, Series 2018-2A-DR (CME Term SOFR 3 Month + 2.95%, 2.95% Floor), 6.62%, 07/19/2031	1.2
Verus Securitization Trust, Series 2025-5-B1, 7.06%, 06/25/2070	0.9
MFA Trust, Series 2025-NQM5-M1, 5.89%, 11/25/2070	0.9
Verus Securitization Trust, Series 2025-6-B1, 6.87%, 07/25/2070	0.9
PRPM Trust, Series 2025-NQM3-B1, 6.89%, 05/25/2070	0.9
EFMT, Series 2025-INV2-B2, 7.50%, 05/26/2070	0.9
Verus Securitization Trust, Series 2025-9-B2, 7.38%, 10/27/2070	0.9
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5-B1, 7.07%, 07/25/2070	0.9
New Residential Mortgage Loan Trust, Series 2026-NQM1-B1, 6.60%, 11/25/2065	0.9
Verus Securitization Trust, Series 2025-11-B1, 6.41%, 11/25/2070	0.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DMX326

Semi-Annual Shareholder Report

DoubleLine Asset-Backed Securities ETF

 NYSE Arca: DABS   (Inception Date: February 28, 2025)

March 31, 2026

This semi-annual shareholder report contains important information about the DoubleLine Asset-Backed Securities ETF for the period of 10/1/2025 to 3/31/2026. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DABS	$20	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$116,579,394
  Number of Portfolio Holdings126
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Loans	22.35
Aircraft	21.60
Data Infrastructure	17.59
Auto Loans	12.77
Whole Business	9.70
Residential Solar	4.21
Home Improvement	4.01
Timeshare	1.78
Student Loans	1.22
Railcar	0.94
Equipment	0.61
Commercial Solar	0.41
Container	0.17
Other	2.64

Credit Quality Breakdown (% of Net Assets)

Table Summary
AAA	15.2
AA	15.9
A	30.7
BBB	36.0
Not Rated	1.3
Other	0.9
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Table Summary
Upstart Securitization Trust, Series 2025-4-A2, 4.56%, 11/20/2035	4.3
SoFi Consumer Loan Program Trust, Series 2026-1-B, 4.44%, 12/26/2035	2.6
RCKT Trust, Series 2025-1A-A, 4.90%, 07/25/2034	2.3
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA-C, 4.44%, 08/20/2030	2.1
Upstart Securitization Trust, Series 2025-3-A2, 4.60%, 09/20/2035	1.9
EWC Master Issuer LLC, Series 2022-1A-A2, 5.50%, 03/15/2052	1.8
GreenSky Home Improvement Issuer Trust, Series 2025-3A-A3, 4.52%, 12/27/2060	1.8
Bridgecrest Lending Auto Securitization Trust, Series 2025-1-A3, 4.67%, 08/15/2028	1.8
MAPS Trust, Series 2026-1A-B, 6.13%, 01/15/2051	1.7
Hilton Grand Vacations Trust, Series 2025-3EXT-B, 4.90%, 10/25/2044	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2026 DoubleLine Capital LP

DABS326

(b)           Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)           The Registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)           Copy of the most recent financial statements:

(b)           Included as part of the financial statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements
and Other Information
March 31, 2026
DoubleLine Opportunistic Core Bond ETF
NYSE ARCA: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSE ARCA: CAPE
DoubleLine Commercial Real Estate Debt ETF*
NYSE ARCA: DCRE
DoubleLine Mortgage ETF
NYSE ARCA: DMBS
DoubleLine Commodity Strategy ETF
NYSE ARCA: DCMT
DoubleLine Fortune 500 Equal Weight ETF
NYSE ARCA: DFVE
DoubleLine Multi-Sector Income ETF
NYSE ARCA: DMX
DoubleLine Asset-Backed Securities ETF
NYSE ARCA: DABS
*
Form erly known as the DoubleLine Commercial Real Estate ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

Table of Contents
Page
Schedules of Investments 4
Statements of Assets and Liabilities 62
Statements of Operations 64
Statements of Changes in Net Assets 66
Financial Highlights 70
Notes to Financial Statements 78
Form N-CSR – Items 8-11 101

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Unaudited)
March 31, 2026

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COMMON STOCKS  0.0%
(a)
767 Altice France SA
(b)
12,966
Total Common Stock
(Cost $12,263) 12,966
ASSET-BACKED OBLIGATIONS 7.6%
Aaset LLC ,
404,102 Series 2022-1A-A 6.00%
(c)
05/16/2047 409,511
Aaset Ltd. ,
375,536 Series 2024-2A-B 6.61%
(c)
09/16/2049 375,700
Aaset MT-1 Ltd. ,
490,283 Series 2025-3A-B 5.73%
(c)
02/16/2050 483,999
Aaset Trust ,
379,567 Series 2021-2A-A 2.80%
(c)
01/15/2047 358,558
243,708 Series 2024-1A-A1 6.26%
(c)
05/16/2049 245,533
402,126 Series 2024-1A-B 6.90%
(c)
05/16/2049 404,895
569,840 Series 2025-1A-A 5.94%
(c)
02/16/2050 565,207
Affirm Asset Securitization Trust ,
975,000 Series 2025-X1-B 5.19%
(c)
04/15/2030 975,999
875,000 Series 2025-X2-D 5.23%
(c)
10/15/2030 872,836
Affirm Master Trust ,
1,250,000 Series 2025-1A-C 5.28%
(c)
02/15/2033 1,252,366
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(c)
06/17/2040 2,066,545
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(c)
10/15/2033 600,952
1,300,000 Series 2025-REV1-C 6.06%
(c)
05/15/2034 1,304,999
Business Jet Securities LLC ,
390,055 Series 2024-2A-B 5.75%
(c)
09/15/2039 386,615
Castlelake Aircraft Structured Trust ,
453,544 Series 2025-1A-A 5.78%
(c)
02/15/2050 457,144
1,200,000 Series 2026-1A-B 5.76%
(c)
03/15/2051 1,183,107
Cherry Securitization Trust ,
550,000 Series 2025-1A-A 6.13%
(c)
11/15/2032 555,690
Cloud Capital Holdco LP ,
500,000 Series 2024-2A-A2 5.92%
(c)
11/22/2049 501,279
Compass Datacenters Issuer II LLC ,
250,000 Series 2024-2A-B2 6.00%
(c)
08/25/2049 249,499
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(c)
02/25/2053 497,446
DataBank Issuer II LLC ,
1,000,000 Series 2025-1A-A2 5.18%
(c)
09/27/2055 971,990
Dividend Solar Loans LLC ,
350,697 Series 2018-1-B 4.29%
(c)
07/20/2038 331,550
EWC Master Issuer LLC ,
481,250 Series 2022-1A-A2 5.50%
(c)
03/15/2052 477,808
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(c)
07/25/2054 505,292
GoodLeap Home Improvement Solutions Trust ,
774,389 Series 2025-2A-B 5.98%
(c)
06/20/2049 782,649
GreenSky Home Improvement Issuer Trust ,
135,000 Series 2025-2A-B 5.07%
(c)
06/25/2060 134,871
700,000 Series 2025-3A-D 5.15%
(c)
12/27/2060 691,037
Hilton Grand Vacations Trust ,
85,406 Series 2022-1D-C 4.69%
(c)
06/20/2034 85,271
989,708 Series 2025-3EXT-B 4.90%
(c)
10/25/2044 984,196
Horizon Aircraft Finance IV Ltd. ,
462,500 Series 2024-1-A 5.38%
(c)
09/15/2049 459,354
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 958,658
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(c)
09/17/2041 1,125,944
Jack in the Box Funding LLC ,
230,000 Series 2022-1A-A2II 4.14%
(c)
02/26/2052 197,027
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lmrk Issuer Co. LLC ,
1,000,000 Series 2025-1A-A 5.52%
(c)
09/15/2055 999,810
Lunar Structured Aircraft Portfolio Notes ,
638,260 Series 2021-1-A 2.64%
(c)
10/15/2046 603,967
MAST Ltd. ,
1,192,857 Series 2026-1A-A 5.13%
(c)
02/15/2051 1,167,719
Mosaic Solar Loan Trust ,
398,688 Series 2018-2GS-A 4.20%
(c)
02/22/2044 372,993
495,587 Series 2024-1A-A 5.50%
(c)
09/20/2049 470,744
Phantom Aviation ,
996,342 Series 2026-1A-B 6.03%
(c)
01/15/2051 1,005,535
PRET LLC ,
900,950 Series 2025-NPL7-A1 5.66%
(c)(d)
07/25/2055 903,335
Progress Residential Trust ,
2,669,229 Series 2024-SFR2-A 3.30%
(c)
04/17/2041 2,561,219
2,500,000 Series 2024-SFR4-C 3.33%
(c)
07/17/2041 2,361,722
QTS Issuer ABS II LLC ,
1,000,000 Series 2025-1A-B 5.78%
(c)
10/05/2055 969,803
Redaptive Eaas Issuer LLC ,
708,890 Series 2025-1A-A 5.94%
(c)
03/25/2042 708,562
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(c)
09/15/2048 493,998
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(c)
04/20/2049 654,137
Scalelogix Abs Us Issuer LLC ,
1,000,000 Series 2025-1A-B 6.16%
(c)
07/25/2055 985,060
SERVPRO Master Issuer LLC ,
490,000 Series 2024-1A-A2 6.17%
(c)
01/25/2054 502,414
SFS Auto Receivables Securitization Trust ,
2,469,164 Series 2025-3A-A2 4.11%
(c)
03/20/2029 2,469,553
SMB Private Education Loan Trust ,
238,858 Series 2021-A-B 2.31%
(c)
01/15/2053 233,499
SoFi Consumer Loan Program Trust ,
500,000 Series 2025-1-C 5.42%
(c)
02/27/2034 506,420
1,500,000 Series 2025-2-B 4.97%
(c)
06/25/2034 1,509,544
500,000 Series 2025-3-C 5.04%
(c)
08/15/2034 496,611
Stellantis Financial Underwritten Enhanced Lease Trust ,
1,200,000 Series 2025-CA-C 4.44%
(c)
08/20/2030 1,192,007
Subway Funding LLC ,
296,250 Series 2024-1A-A23 6.51%
(c)
07/30/2054 297,237
395,000 Series 2024-3A-A23 5.91%
(c)
07/30/2054 386,131
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(c)
06/25/2054 493,156
500,000 Series 2025-2A-B 6.24%
(c)
10/25/2055 489,533
300,000 Series 2026-1A-A21 5.61%
(c)
03/27/2056 300,679
Textainer Marine Containers VII Ltd. ,
300,679 Series 2024-1A-A 5.25%
(c)
08/20/2049 299,733
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(c)
08/17/2041 1,989,305
1,103,714 Series 2025-SFR2-A 5.20%
(c)
08/17/2044 1,101,563
Upstart Securitization Trust ,
591,702 Series 2025-2-A2 5.22%
(c)
06/20/2035 593,510
827,845 Series 2025-3-A2 4.60%
(c)
09/20/2035 828,091
1,750,000 Series 2025-4-A2 4.56%
(c)
11/20/2035 1,750,807
USQ Rail III LLC ,
474,717 Series 2024-1A-A 4.99%
(c)
09/28/2054 465,787
VOLT C LLC ,
101,462 Series 2021-NPL9-A1 5.99%
(c)(d)
05/25/2051 101,528
Washington Mutual WMABS Trust ,
3,452,570 Series 2007-HE2-2A2
(CME Term SOFR
1 Month + 0.55%,
0.44% Floor) 4.23% 02/25/2037 1,084,332

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Willis Engine Structured Trust IX ,
988,623 Series 2025-B-A 5.16%
(c)
12/15/2050 982,277
Zayo Issuer LLC ,
385,000 Series 2025-1A-B 6.09%
(c)
03/20/2055 389,010
Total Asset-Backed Obligations
(Cost $53,740,091) 54,174,858
BANK LOANS 2.4%
1261229 BC Ltd. ,
24,813 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 6.25%) 9.92% 10/08/2030 24,013
Acrisure LLC ,
292,245 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 11/06/2030 283,697
ADMI Corp. ,
93,196 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.75%,
0.50% Floor) 7.53% 12/23/2027 87,651
Alera Group, Inc. ,
89,551 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 05/31/2032 87,042
Alkermes, Inc. ,
105,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 08/12/2031 105,919
Allied Universal Holdco LLC ,
89,550 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 08/20/2032 89,662
Allison Transmission, Inc. ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.42% 01/03/2033 90,427
Alterra Mountain Co. ,
64,837 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 08/17/2028 64,898
Altice France SA ,
138,720 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 6.88%) 10.55% 05/30/2031 139,270
American Axle & Manufacturing, Inc. ,
79,200 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.91% 02/03/2033 79,002
AmWINS Group, Inc. ,
128,623 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 01/30/2032 127,917
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 8.20% 02/23/2032 9,906
Apro LLC ,
113,547 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.43% 07/09/2031 114,044
Ardonagh Group Finco Pty. Ltd. ,
124,065 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.45% 02/18/2031 121,352
Ascend Learning LLC ,
232,051 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.67% 12/11/2028 227,062
Aspire Bakeries Holdings LLC ,
59,400 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 12/23/2030 59,548
Asurion LLC ,
54,675 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.25%) 7.92% 09/19/2030 54,128
11,776 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 9.03% 01/19/2029 11,718
AthenaHealth Group, Inc. ,
64,836 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 2.75%,
0.50% Floor) 6.42% 02/15/2029 63,742
Aveanna Healthcare LLC ,
134,738 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.42% 09/17/2032 134,830
Bausch + Lomb Corp. ,
258,300 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.42% 01/15/2031 259,189
BCPE Empire Holdings, Inc. ,
127,193 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.92% 12/11/2030 125,497
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.17% 12/29/2032 24,656

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BioMarin Pharmaceutical, Inc. ,
110,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.17% 01/28/2033 109,863
Blackfin Pipeline LLC ,
89,775 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.69% 09/29/2032 90,378
Boots Group Finco LP ,
74,813 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 08/30/2032 75,171
Boxer Parent Co., Inc. ,
158,400 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 07/30/2031 147,295
Caesars Entertainment, Inc. ,
238,997 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.92% 02/06/2031 232,723
Camelot U.S. Acquisition LLC ,
55,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 01/31/2031 47,793
Cengage Learning, Inc. ,
214,552 Senior Secured First
Lien Term Loan
(TSFR1M + 3%;
TSFR3M + 3% +
3.00%) 6.67% 03/24/2031 210,618
Chariot Buyer LLC ,
144,636 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 09/08/2032 143,486
Clear Channel Outdoor Holdings, Inc. ,
105,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.79% 08/23/2028 105,420
Cloud Software Group, Inc. ,
29,925 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 08/16/2032 27,467
Clydesdale Acquisition Holdings, Inc. ,
33,029 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.18%,
0.50% Floor) 6.84% 04/13/2029 31,591
19,950 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 04/01/2032 18,686
Colossus Acquireco LLC ,
243,775 Senior Secured First
Lien Term Loan
(TSFR1D + 1.75%) 5.38% 07/30/2032 243,261
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Columbus McKinnon Corp. ,
141,284 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.20% 02/03/2033 140,931
CompoSecure Holdings LLC ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.93% 01/14/2033 64,960
Construction Partners, Inc. ,
69,125 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 11/03/2031 69,201
Corpay Technologies Operating Co. LLC ,
19,750 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.42% 04/28/2028 19,760
Cotiviti, Inc. ,
53,310 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 05/01/2031 49,245
89,325 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 03/26/2032 82,447
CPI Holdco B LLC ,
19,899 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 05/19/2031 19,793
Crown Finance U.S., Inc. ,
139,250 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.50%) 8.17% 12/02/2031 138,097
CSC Holdings LLC ,
19,482 Senior Secured First
Lien Term Loan
(US Prime Rate +
1.50%) 8.25% 04/15/2027 17,217
Dayforce Bidco LLC ,
330,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 02/04/2033 313,041
Delta 2 (Lux) Sarl ,
355,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.45% 09/30/2031 354,778
DG Investment Intermediate Holdings 2, Inc. ,
245,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 07/09/2032 245,153
Eagle Parent Corp. ,
142,893 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.92% 04/02/2029 143,355

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Edelman Financial Engines Center LLC (The) ,
55,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 8.92% 10/20/2028 54,601
EG America LLC ,
210,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 02/10/2031 210,420
Eisner Advisory Group LLC ,
99,749 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.67% 02/28/2031 95,261
EMRLD Borrower LP ,
64,029 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.25%) 6.12% 08/04/2031 63,995
Fertitta Entertainment LLC ,
179,532 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.92% 01/29/2029 176,391
First Advantage Holdings LLC ,
54,350 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.45% 10/31/2031 53,036
Focus Financial Partners LLC ,
217,851 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 09/15/2031 211,304
Freeport LNG Investments LLLP ,
175,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.89% 02/11/2033 175,292
Froneri U.S., Inc. ,
314,213 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.25%) 5.88% 09/30/2032 308,736
Gainwell Acquisition Corp. ,
203,607 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.00%,
0.75% Floor) 7.80% 10/01/2027 198,094
Garda World Security Corp. ,
157,902 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 02/01/2029 157,112
GBT U.S. III LLC ,
79,399 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.67% 07/25/2031 77,930
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Gen Digital, Inc. ,
99,250 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.42% 04/16/2032 97,917
Genmab A/S ,
73,125 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.73% 12/13/2032 73,485
GIP Pilot Acquisition Partners LP ,
19,483 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.65% 10/04/2030 19,532
Golden State Foods LLC ,
49,488 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.20% 12/04/2031 49,615
Graham Packaging Co., Inc. ,
170,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.92% 01/26/2033 168,548
Grant Thornton Advisors LLC ,
328,584 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 06/02/2031 307,568
Great Outdoors Group LLC ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.75% Floor) 6.92% 01/23/2032 89,966
Green Infrastructure Partners, Inc. ,
230,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.45% 09/24/2032 230,000
Herc Holdings, Inc. ,
29,925 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.43% 06/02/2032 30,019
Hexion Holdings Corp. ,
58,501 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 4.00%,
0.50% Floor) 7.67% 03/15/2029 56,100
Hightower Holding LLC ,
267,454 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.41% 02/03/2032 265,115
Hologic, Inc. ,
335,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.25%) 5.75% 01/14/2033 331,421

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
HUB International Ltd. ,
63,295 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 2.25%,
0.75% Floor) 5.92% 06/20/2030 63,225
INEOS U.S. Finance LLC ,
23,024 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 02/18/2030 20,189
INEOS U.S. Petrochem LLC ,
24,688 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.25%) 7.92% 10/07/2031 17,605
ION Platform Finance U.S., Inc. ,
170,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.42% 09/30/2032 137,558
Kaman Corp. ,
2,362 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.15% 02/26/2032 2,366
127,265 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 02/26/2032 127,459
Lavender Dutch BorrowerCo BV ,
69,825 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.94% 12/30/2032 68,952
LBM Acquisition LLC ,
32,950 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.75%,
0.75% Floor) 7.52% 06/06/2031 26,591
LC Ahab U.S. Bidco LLC ,
163,707 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 05/01/2031 162,377
Life Time, Inc. ,
49,501 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 11/05/2031 49,563
LifePoint Health, Inc. ,
137,957 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.42% 05/19/2031 138,156
Live Nation Entertainment, Inc. ,
104,738 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 10/21/2032 104,912
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Madison IAQ LLC ,
100,259 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.51% 05/06/2032 100,592
Madison Safety & Flow LLC ,
26,854 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.18% 09/26/2031 26,899
McAfee Corp. ,
34,015 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.67% 03/01/2029 30,486
Meade Pipeline Co. LLC ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.69% 09/22/2032 90,150
Medline Borrower LP ,
49,253 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.42% 10/23/2030 49,368
MH Sub I LLC ,
141,346 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 4.25%,
0.50% Floor) 7.92% 12/31/2031 94,878
Michaels Cos., Inc. (The) ,
45,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.67% 03/15/2033 43,765
Mitchell International, Inc. ,
137,715 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 06/17/2031 131,783
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%, 0.50% Floor) 8.92% 06/07/2032 22,648
MIWD Holdco II LLC ,
148,912 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 03/28/2031 137,681
Motion Finco Sarl ,
99,700 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.20% 11/13/2029 87,701
MX Holdings U.S., Inc. ,
24,751 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 03/17/2032 24,843

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NEP Group, Inc. ,
35,126 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.50%) 8.17% 10/17/2031 31,912
Neptune Bidco US, Inc. ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.76% 02/03/2033 28,680
Nexstar Media, Inc. ,
109,175 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 06/28/2032 108,190
225,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.22% 03/18/2033 222,750
NGL Energy Operating LLC ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.18% 03/11/2033 35,082
OAK-Eagle Acquireco, Inc. ,
280,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.50%) 6.97% 03/23/2033 278,600
OneDigital Borrower LLC ,
118,200 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.67% 07/02/2031 114,580
Ontario Gaming GTA LP ,
64,008 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.95% 08/01/2030 60,139
OPAL U.S. LLC ,
199,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.70% 04/28/2032 199,124
OPENLANE, Inc. ,
99,750 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.14% 10/08/2032 99,875
Osmosis Buyer Ltd. ,
226,367 Senior Secured First
Lien Term Loan
(TSFR1M + 2.75%;
TSFR3M + 2.75% +
2.75%) 6.41% 07/31/2028 226,120
Ovg Business Services LLC ,
248,737 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 06/25/2031 249,048
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Pacific Dental Services, Inc. ,
64,674 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.18% 03/17/2031 64,795
PetSmart LLC ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.67% 08/18/2032 74,644
Pinnacle Buyer LLC ,
33,465 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 10/01/2032 33,543
Primo Brands Corp. ,
115,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.22% 03/19/2031 115,323
Project Aurora U.S. Finco, Inc. ,
50,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.49% 12/06/2032 50,156
Pye-Barker Fire & Safety LLC ,
39,150 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.21% 12/16/2032 39,255
Quikrete Holdings, Inc. ,
24,314 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.92% 03/19/2029 24,321
79,200 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.92% 02/10/2032 79,150
Radiology Partners, Inc. ,
144,275 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.50%) 8.17% 06/30/2032 142,394
RealPage, Inc. ,
64,661 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.96% 04/24/2028 62,093
94,775 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.45% 04/24/2028 92,300
Sabre GLBL, Inc. ,
12,270 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 6.00%,
0.50% Floor) 9.77% 11/15/2029 9,755
Savor Acquisition, Inc. ,
73,621 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 02/19/2032 73,805

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sedgwick Claims Management Services, Inc. ,
109,724 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 07/31/2031 107,882
Select Medical Corp. ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.25%) 6.72% 12/31/2031 94,881
Signia Aerospace LLC ,
108,876 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 12/11/2031 109,284
Six Flags Entertainment Corp. ,
39,300 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 05/01/2031 38,760
Southern Veterinary Partners LLC ,
304,236 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.18% 12/04/2031 302,006
Staples, Inc. ,
34,736 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.75%) 9.41% 08/23/2029 31,658
StubHub Holdco Sub LLC ,
33,760 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.75%) 8.42% 03/15/2030 33,328
Sunrise Financing Partnership ,
235,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.47%) 6.10% 02/16/2032 233,874
Talen Energy Supply LLC ,
99,750 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 11/25/2032 99,946
Team Health Holdings, Inc. ,
79,401 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.66% 06/30/2028 79,233
Tecta America Corp. ,
79,600 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.25% 02/18/2032 79,407
TKO Worldwide Holdings LLC ,
79,599 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.66% 11/21/2031 79,649
TransDigm, Inc. ,
283,500 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 08/19/2032 283,814
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
5,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 02/14/2033 5,008
Trident TPI Holdings, Inc. ,
49,673 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.45% 09/15/2028 47,166
Trucordia Insurance Holdings LLC ,
34,363 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 06/17/2032 31,786
UKG, Inc. ,
184,536 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.17% 02/10/2031 176,590
Univision Communications, Inc. ,
164,165 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.28% 01/23/2029 162,832
Verde Purchaser LLC ,
64,435 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.67% 11/30/2030 62,778
Vestis Corp. ,
88,625 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.92% 02/24/2031 85,745
Victory Capital Holdings, Inc. ,
29,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.70% 09/23/2032 29,816
Victra Holdings LLC ,
299,487 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.45% 03/30/2029 295,743
Virgin Media Bristol LLC ,
120,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 7.04% 01/31/2029 116,050
105,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 3.18%) 7.05% 03/31/2031 96,130
Voyager Parent LLC ,
169,151 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.25%) 7.95% 07/01/2032 168,217
VSE Corp. ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.00%) 5.47% 03/17/2033 65,014

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wand NewCo 3, Inc. ,
152,553 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 01/30/2031 151,512
White Cap Supply Holdings LLC ,
53,749 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 10/19/2029 51,821
WhiteWater Matterhorn Holdings LLC ,
49,938 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.44% 06/16/2032 49,771
Zayo Group Holdings, Inc. ,
272,530 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00% +
0.50% PIK) 6.79% 03/11/2030 268,086
Zelis Payments Buyer, Inc. ,
123,611 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 11/26/2031 119,918
Total Bank Loans
(Cost $17,082,451) 16,861,444
COLLATERALIZED LOAN OBLIGATIONS 3.6%
Anthelion CLO Ltd. ,
1,000,000 Series 2025-1A-A1
(CME Term SOFR 3
Month + 1.50%) 5.17%
(c)
07/20/2036 1,000,955
Apidos CLO XXXIX Ltd. ,
500,000 Series 2022-39A-A1R
(CME Term SOFR 3
Month + 1.23%) 4.90%
(c)
10/21/2038 500,119
Apidos Loan Fund Ltd. ,
500,000 Series 2024-1A-A1R
(CME Term SOFR 3
Month + 1.25%) 4.92%
(c)
10/25/2038 499,750
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor) 6.21%
(c)
05/17/2041 200,187
Bain Capital Credit CLO Ltd. ,
500,000 Series 2019-4A-A1RR
(CME Term SOFR 3
Month + 0.99%) 4.66%
(c)
04/23/2035 499,099
1,000,000 Series 2021-3A-AR
(CME Term SOFR 3
Month + 1.06%) 4.73%
(c)
07/24/2034 998,661
500,000 Series 2025-4A-D1
(CME Term SOFR 3
Month + 2.60%) 6.46%
(c)
01/17/2039 497,954
Benefit Street Partners CLO 46 Ltd. ,
500,000 Series 2025-46A-A
(CME Term SOFR 3
Month + 1.21%) 4.88%
(c)
01/25/2039 499,731
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor) 6.62%
(c)
01/25/2038 498,266
BRSP Ltd. ,
510,000 Series 2026-FL3-D
(CME Term SOFR 1
Month + 2.85%) 6.53%
(c)
08/19/2043 511,896
BSPRT Issuer LLC ,
710,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 0.00%
(c)
10/18/2043 711,775
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 6.94%
(c)
09/15/2035 270,857
BXMT Ltd. ,
750,000 Series 2026-FL6-A
(CME Term SOFR 1
Month + 1.45%) 5.13%
(c)
08/19/2043 750,709
Carlyle US CLO Ltd. ,
500,000 Series 2021-8A-A1R
(CME Term SOFR 3
Month + 1.27%) 4.94%
(c)
10/15/2038 500,184
500,000 Series 2026-1A-D1
(CME Term SOFR 3
Month + 2.60%) 0.00%
(c)
04/25/2039 496,752
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor) 5.78%
(c)
07/17/2034 500,257
Columbia Cent CLO 31 Ltd. ,
1,000,000 Series 2021-31A-A1R
(CME Term SOFR 3
Month + 1.10%) 4.77%
(c)
04/20/2034 998,756
Crown City CLO I ,
500,000 Series 2020-1A-A1RR
(CME Term SOFR 3
Month + 1.37%) 5.04%
(c)
07/20/2038 500,535
FS Rialto Issuer LLC ,
300,000 Series 2025-FL10-A
(CME Term SOFR
1 Month + 1.39%,
1.39% Floor) 5.06%
(c)
08/19/2042 300,722
GoldenTree Loan Management US CLO 27 Ltd. ,
500,000 Series 2025-27A-D
(CME Term SOFR 3
Month + 2.60%) 6.32%
(c)
01/20/2039 502,107
ICG US CLO I Ltd. ,
500,000 Series 2023-1A-AR
(CME Term SOFR 3
Month + 1.38%) 5.05%
(c)
07/18/2038 500,558
Invesco CLO Ltd. ,
500,000 Series 2021-3A-DR
(CME Term SOFR 3
Month + 3.10%) 6.77%
(c)
10/22/2034 485,223
Jamestown CLO XII Ltd. ,
500,000 Series 2019-1A-ARR
(CME Term SOFR 3
Month + 1.37%) 5.04%
(c)
03/20/2038 500,614

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Kennedy Lewis CLO 12 Ltd. ,
500,000 Series 2023-12A-AR
(CME Term SOFR 3
Month + 1.33%) 5.00%
(c)
07/20/2038 500,555
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(c)
02/15/2039 210,367
LoanCore Issuer Ltd. ,
31,033 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(c)
11/15/2038 31,112
Madison Park Funding LXIII Ltd. ,
500,000 Series 2023-63A-A1R
(CME Term SOFR 3
Month + 1.40%) 5.07%
(c)
07/21/2038 500,503
Magnetite XXXV Ltd. ,
500,000 Series 2022-35A-A1RR
(CME Term SOFR 3
Month + 1.20%) 4.92%
(c)
01/25/2039 499,525
Marble Point CLO XIX Ltd. ,
500,000 Series 2020-3A-AR2
(CME Term SOFR 3
Month + 1.30%) 4.97%
(c)
10/19/2038 500,259
MF1 LLC ,
730,000 Series 2026-FL21-B
(CME Term SOFR 1
Month + 1.75%) 5.43%
(c)
02/18/2041 732,977
MF1 Multifamily Housing Mortgage Loan Trust ,
27,350 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 4.87%
(c)
10/16/2036 27,380
260,000 Series 2024-FL14-AS
(CME Term SOFR
1 Month + 2.24%,
2.24% Floor) 5.91%
(c)
03/19/2039 260,594
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor) 5.37%
(c)
08/18/2041 280,881
Neuberger Berman Loan Advisers CLO 44 Ltd. ,
500,000 Series 2021-44A-DR
(CME Term SOFR
3 Month + 2.65%,
2.65% Floor) 6.32%
(c)
10/16/2035 492,159
Octagon Investment Partners 51 Ltd. ,
500,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 0.99%) 4.66%
(c)
07/20/2034 499,375
Point Au Roche Park CLO Ltd. ,
500,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 1.17%) 4.83%
(c)
01/20/2039 499,503
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 7.18%
(c)
10/25/2034 471,772
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
STWD Ltd. ,
16,587 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 4.99%
(c)
04/18/2038 16,591
Trestles CLO VI Ltd. ,
1,000,000 Series 2023-6A-A1R
(CME Term SOFR
3 Month + 1.18%,
1.18% Floor) 4.85%
(c)
04/25/2038 998,705
Trestles CLO VIII Ltd. ,
500,000 Series 2025-8A-A1
(CME Term SOFR 3
Month + 1.33%) 5.00%
(c)
06/11/2035 500,131
TRTX Issuer Ltd. ,
650,000 Series 2022-FL5-B
(CME Term SOFR 1
Month + 2.45%) 6.13%
(c)
02/15/2039 651,202
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor) 7.42%
(c)
10/20/2037 496,884
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR 3
Month + 2.16%) 5.83%
(c)
10/15/2030 1,004,389
500,000 Series 2014-4A-CR2
(CME Term SOFR 3
Month + 3.61%) 7.28%
(c)
07/14/2031 502,521
500,000 Series 2021-1A-DR
(CME Term SOFR
3 Month + 2.80%,
2.80% Floor) 6.47%
(c)
07/15/2034 491,625
500,000 Series 2023-1A-A1R
(CME Term SOFR 3
Month + 1.21%) 4.88%
(c)
01/20/2039 499,957
Warwick Capital CLO 6 Ltd. ,
500,000 Series 2025-6A-A1
(CME Term SOFR 3
Month + 1.43%) 5.10%
(c)
07/20/2038 500,542
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor) 7.62%
(c)
07/20/2037 998,639
500,000 Series 2021-3A-D1AR
(CME Term SOFR
3 Month + 3.00%,
3.00% Floor) 6.67%
(c)
04/20/2038 498,354
Total Collateralized Loan Obligations
(Cost $25,370,293) 25,392,169
FOREIGN CORPORATE BONDS 8.2%
AUSTRALIA 0.1%
700,000 AngloGold Ashanti
Holdings plc 3.38% 11/01/2028 673,073
403,000 Glencore Funding LLC 5.20%
(c)
07/01/2033 403,663
1,076,736
BERMUDA 0.0%
(a)
385,000 Triton Container
International Ltd. 5.15% 02/15/2033 377,221

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BRAZIL 0.8%
210,909 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 214,480
700,000 Cosan Overseas Ltd. 8.25%
(e)
05/05/2026 663,880
600,000 CSN Resources SA 5.88% 04/08/2032 368,253
200,000 FS Luxembourg Sarl 8.13%
(c)
02/11/2036 183,940
147,330 Guara Norte Sarl 5.20% 06/15/2034 142,928
300,000 MARB BondCo plc 3.95% 01/29/2031 266,069
624,627 MV24 Capital BV 6.75% 06/01/2034 623,822
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 200,285
211,000 Nexa Resources SA 6.50%
(c)
01/18/2028 214,824
200,000 Petrobras Global
Finance BV 5.13% 09/10/2030 196,220
392,231 Prumo Participacoes
e Investimentos
S/A 7.50% 12/31/2031 395,653
600,000 Simpar Europe SA 5.20% 01/26/2031 509,100
373,000 Suzano Netherlands
BV 5.50% 01/15/2036 361,111
200,000 Ultrapar
International SA 5.25% 10/06/2026 199,918
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 175,370
200,000 Vamos Europe SA 9.20%
(c)
01/26/2031 189,824
394,680 Yinson Bergenia
Production BV 8.50% 01/31/2045 417,776
197,340 Yinson Bergenia
Production BV 8.50%
(c)
01/31/2045 208,888
5,532,341
CANADA 0.7%
359,000 Bank of Nova Scotia
(The) (SOFR +
1.05%) 4.81% 02/02/2034 354,047
60,000 Bausch Health Cos.,
Inc. 5.25%
(c)
01/30/2030 38,829
394,000 Bell Canada (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.36%) 7.00% 09/15/2055 403,422
624,000 Canadian Imperial
Bank of
Commerce (SOFR
Compounded Index
+ 0.60%) 4.24% 09/08/2028 622,595
281,000 CCL Industries, Inc. 3.05%
(c)
06/01/2030 262,339
187,000 Cenovus Energy, Inc. 5.40% 03/20/2036 186,136
243,000 Element Fleet
Management Corp. 5.04%
(c)
03/25/2030 245,447
165,000 Enbridge, Inc. 5.45% 03/27/2036 166,484
125,000 Garda World Security
Corp. 6.50%
(c)
01/15/2031 126,823
370,000 Garda World Security
Corp. 8.25%
(c)
08/01/2032 366,638
375,000 Ontario Gaming
GTA LP 8.00%
(c)
08/01/2030 359,691
759,000 Royal Bank of Canada
(SOFR + 0.98%) 4.31% 11/03/2031 746,482
279,000 TELUS Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.71%) 7.00% 10/15/2055 284,940
160,000 Toronto-Dominion
Bank (The) 4.93% 10/15/2035 157,475
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
438,000 Videotron Ltd. 5.70%
(c)
01/15/2035 442,326
490,000 WSP Global, Inc. 5.04%
(c)
09/18/2031 486,115
5,249,789
CAYMAN ISLANDS 0.1%
530,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(c)
09/01/2027 538,369
CHILE 0.6%
150,000 Agrosuper SA 4.60% 01/20/2032 142,330
400,000 Antofagasta plc 5.63% 05/13/2032 405,892
450,000 Banco Santander
Chile 4.55%
(c)
11/20/2030 444,658
400,000 CAP SA 3.90% 04/27/2031 334,648
200,000 Cencosud SA 4.38% 07/17/2027 199,208
388,348 Chile Electricity Lux
MPC II Sarl 5.67% 10/20/2035 392,452
388,348 Chile Electricity Lux
MPC II Sarl 5.67%
(c)
10/20/2035 392,452
743,900 Chile Electricity Lux
MPC Sarl 6.01% 01/20/2033 769,460
148,053 Chile Electricity PEC
SpA 0.00% 01/25/2028 134,580
400,000 Corp. Nacional del
Cobre de Chile 3.00% 09/30/2029 375,647
247,200 GNL Quintero SA 4.63% 07/31/2029 246,502
200,000 Inversiones CMPC SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.83%) 6.70%
(c)
12/09/2057 195,470
4,033,299
COLOMBIA 0.4%
147,916 AL Candelaria Spain
SA 7.50% 12/15/2028 150,880
750,000 AL Candelaria Spain
SA 5.75% 06/15/2033 661,931
200,000 Aris Mining Corp. 8.00%
(c)
10/31/2029 207,312
300,000 Banco Davivienda SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.59%) 8.13% 07/02/2035 304,350
400,000 Banco Davivienda SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.59%) 8.13%
(c)
07/02/2035 405,800
150,000 Banco GNB
Sudameris SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 6.66%) 7.50% 04/16/2031 150,012
450,000 Empresas Publicas de
Medellin ESP 4.38% 02/15/2031 408,919
149,020 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 154,213
400,000 Frontera Energy
Corp. 7.88% 06/21/2028 391,935
200,000 SURA Asset
Management SA 6.35%
(c)
05/13/2032 210,542
3,045,894
FRANCE 0.3%
189,077 Altice France SA 6.88%
(c)
07/15/2032 179,327

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
351,000 BPCE SA (SOFR +
1.27%) 4.76%
(c)
01/13/2032 346,288
418,000 Credit Agricole SA
(SOFR + 1.36%) 4.82%
(c)
09/25/2033 409,658
428,000 Electricite de France
SA 4.88%
(c)
09/21/2038 396,953
200,000 Opal Bidco SAS 6.50%
(c)
03/31/2032 200,314
574,000 Societe Generale SA
(SOFR + 1.73%) 5.44%
(c)
10/03/2036 561,923
2,094,463
GERMANY 0.1%
399,000 Daimler Truck
Finance North
America LLC 4.50%
(c)
04/12/2031 391,804
GUATEMALA 0.1%
200,000 Industrial
Subordinated Trust
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.86%) 6.55%
(c)
04/15/2036 200,250
450,000 Millicom
International
Cellular SA 6.25% 03/25/2029 448,621
648,871
HONG KONG 0.0%
(a)
210,000 Seaspan Corp. 5.50%
(c)
08/01/2029 196,961
INDIA 0.6%
200,000 Adani Electricity
Mumbai Ltd. 3.95% 02/12/2030 183,062
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 176,301
306,000 Adani International
Container Terminal
Pvt. Ltd. 3.00% 02/16/2031 279,340
200,000 Adani Ports & Special
Economic Zone Ltd. 3.10% 02/02/2031 175,843
164,250 Adani Renewable
Energy RJ Ltd. 4.63% 10/15/2039 132,972
665,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 581,405
400,000 BPRL International
Singapore Pte. Ltd. 4.38% 01/18/2027 399,113
695,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 636,645
400,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 389,908
600,000 ONGC Videsh
Vankorneft Pte.
Ltd. 3.75% 07/27/2026 598,308
250,000 Reliance Industries
Ltd. 3.67% 11/30/2027 246,613
200,000 Wipro IT Services LLC 1.50% 06/23/2026 198,678
3,998,188
INDONESIA 0.6%
600,000 Freeport Indonesia
PT 4.76% 04/14/2027 601,697
600,000 Indofood CBP Sukses
Makmur Tbk. PT 3.40% 06/09/2031 551,875
778,800 Minejesa Capital BV 4.63% 08/10/2030 771,028
600,000 Pertamina Persero PT 3.65% 07/30/2029 575,604
200,000 Pertamina Persero PT 2.30% 02/09/2031 175,934
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
700,000 Perusahaan
Perseroan Persero
PT Perusahaan
Listrik Negara 4.13% 05/15/2027 695,394
200,000 Perusahaan
Perseroan Persero
PT Perusahaan
Listrik Negara 3.88% 07/17/2029 192,157
446,250 Star Energy
Geothermal
Wayang Windu Ltd. 6.75% 04/24/2033 448,591
4,012,280
IRELAND 0.2%
517,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.72%) 6.95% 03/10/2055 529,427
400,000 AIB Group plc (SOFR
Compounded Index
+ 1.91%) 5.87%
(c)
03/28/2035 413,505
580,000 Avolon Holdings
Funding Ltd. 5.75%
(c)
03/01/2029 593,250
104,000 Avolon Holdings
Funding Ltd. 4.70%
(c)
01/30/2031 101,961
140,000 GGAM Finance Ltd. 6.88%
(c)
04/15/2029 143,464
1,781,607
ISRAEL 0.1%
394,000 Teva Pharmaceutical
Finance Co. LLC 6.15% 02/01/2036 406,424
ITALY 0.0%
(a)
315,000 ENEL Finance
International NV 4.13%
(c)
09/30/2028 312,470
JAPAN 0.1%
600,000 Mitsubishi UFJ
Financial Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 1 Year +
0.90%) 5.06% 01/14/2037 589,733
300,000 Renesas Electronics
Corp. 2.17%
(c)
11/25/2026 295,399
885,132
LUXEMBOURG 0.0%
(a)
169,000 ArcelorMittal SA 6.00% 06/17/2034 177,839
MALAYSIA 0.1%
400,000 MISC Capital Two
Labuan Ltd. 3.75% 04/06/2027 396,516
MEXICO 0.7%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.07%) 8.38%
(c)(e)
05/20/2031 205,750
200,000 Banco Nacional de
Comercio Exterior
SNC 5.88%
(c)
05/07/2030 204,940

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand 5.62% 12/10/2029 204,940
200,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.65%) 5.13% 01/18/2033 194,513
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.31%) 5.88% 09/13/2034 294,848
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.21%) 8.13% 01/08/2039 316,138
198,268 Buffalo Energy
Mexico Holdings 7.88%
(c)
02/15/2039 207,693
500,000 Cemex SAB de CV
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.53%) 5.13%
(e)
06/08/2026 498,233
200,000 Cemex SAB de CV
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 3.52%) 7.20%
(c)(e)
06/10/2030 202,750
220,500 Cometa Energia SA
de CV 6.38% 04/24/2035 224,328
200,000 Comision Federal de
Electricidad 4.69% 05/15/2029 196,616
400,000 Comision Federal de
Electricidad 3.35% 02/09/2031 358,616
396,203 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(c)
01/31/2041 397,293
198,101 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25% 01/31/2041 198,646
400,000 Mexico City Airport
Trust 3.88% 04/30/2028 392,548
415,696 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 416,740
200,000 Orbia Advance Corp.
SAB de CV 6.75% 09/19/2042 159,903
200,000 Saavi Energia Sarl 8.88%
(c)
02/10/2035 210,130
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
506,053 Tierra Mojada
Luxembourg II Sarl 5.75% 12/01/2040 482,015
5,366,640
MOROCCO 0.1%
400,000 OCP SA 6.75% 05/02/2034 416,527
NETHERLANDS 0.1%
455,000 ING Groep NV (SOFR
Compounded Index
+ 1.61%) 5.42% 03/23/2037 453,853
239,000 NXP BV 4.85% 08/19/2032 235,848
689,701
PARAGUAY 0.2%
654,642 Bioceanico Sovereign
Certificate Ltd. 0.00% 06/05/2034 534,633
792,000 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 605,879
300,000 Telefonica Celular del
Paraguay SA 5.88% 04/15/2027 299,688
1,440,200
PERU 0.8%
200,000 Banco BBVA Peru SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.00%) 6.20% 06/07/2034 202,502
850,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.45%) 3.25% 09/30/2031 836,704
150,000 Banco Internacional
del Peru SAA
Interbank 4.80%
(c)
07/15/2031 147,840
550,000 Banco Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.40% 04/30/2035 557,672
150,000 Banco Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.40%
(c)
04/30/2035 152,093
150,000 Fondo MIVIVIENDA
SA 5.40%
(c)
03/31/2031 150,188
700,000 InRetail Consumer 3.25% 03/22/2028 673,506
400,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 396,472
372,797 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 381,140
225,080 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 214,110
200,000 Marcobre SAC 5.75%
(c)
01/22/2036 193,352
1,000,000 Minsur SA 4.50% 10/28/2031 941,598
400,080 Peru LNG Srl 5.38% 03/22/2030 388,631
200,000 Volcan Cia Minera
SAA 8.50%
(c)
10/28/2032 203,130
5,438,938

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SAUDI ARABIA 0.1%
800,000 Avilease Capital Ltd. 4.75%
(c)
11/12/2030 779,312
SINGAPORE 0.3%
900,000 Oversea-Chinese
Banking Corp. Ltd.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.58%) 4.60% 06/15/2032 901,124
800,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.23%) 2.00% 10/14/2031 789,329
200,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.45%) 3.86% 10/07/2032 198,166
1,888,619
SOUTH AFRICA 0.2%
316,000 Anglo American
Capital plc 5.25%
(c)
03/19/2036 309,117
600,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 611,885
200,000 Sasol Financing USA
LLC 4.38% 09/18/2026 199,158
1,120,160
SOUTH KOREA 0.1%
1,015,000 SK hynix, Inc. 4.25%
(c)
09/11/2028 1,009,602
SWITZERLAND 0.0%
(a)
400,000 UBS Group AG (SOFR
+ 1.34%) 5.01%
(c)
03/23/2037 386,977
UNITED KINGDOM 0.6%
600,000 180 Medical, Inc. 5.30%
(c)
10/08/2035 589,682
400,000 Ashtead Capital, Inc. 5.55%
(c)
05/30/2033 404,099
293,000 Barclays plc (SOFR +
1.83%) 5.86% 08/11/2046 287,912
242,000 BAT Capital Corp. 5.63% 08/15/2035 248,976
472,000 BAT Capital Corp. 4.54% 08/15/2047 383,561
200,000 Belron UK Finance plc 5.75%
(c)
10/15/2029 201,393
200,000 Froneri Lux FinCo.
Sarl 6.00%
(c)
08/01/2032 195,195
400,000 Lloyds Banking Group
plc (US Treasury
Yield Curve Rate
T Note Constant
Maturity 1 Year +
1.60%) 6.07% 06/13/2036 406,737
120,000 Macquarie Airfinance
Holdings Ltd. 5.20%
(c)
03/27/2028 120,485
254,000 Macquarie Airfinance
Holdings Ltd. 5.15%
(c)
03/17/2030 252,822
200,000 Merlin
Entertainments
Group US Holdings,
Inc. 7.38%
(c)
02/15/2031 167,066
323,000 Nationwide Building
Society (SOFR +
1.65%) 5.54%
(c)
07/14/2036 324,058
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
340,000 NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity
1 Year + 1.30%) 5.91% 03/03/2047 331,513
180,000 nVent Finance Sarl 5.65% 05/15/2033 184,801
4,098,300
VIETNAM 0.1%
434,536 Mong Duong Finance
Holdings BV 5.13% 05/07/2029 427,837
Total Foreign Corporate Bonds
(Cost $58,300,656) 58,219,017
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.6%
BRAZIL 0.1%
400,000 Brazil Government
Bond 4.75% 01/14/2050 289,760
CHILE 0.1%
800,000 Chile Government
Bond 2.45% 01/31/2031 731,396
DOMINICAN REPUBLIC 0.1%
300,000 Dominican Republic
Government Bond 5.95% 01/25/2027 302,295
150,000 Dominican Republic
Government Bond 5.50% 02/22/2029 149,092
200,000 Dominican Republic
Government Bond 4.50% 01/30/2030 190,560
150,000 Dominican Republic
Government Bond 5.75%
(c)
03/17/2034 143,175
785,122
GUATEMALA 0.1%
200,000 Republic of
Guatemala 4.38% 06/05/2027 198,400
200,000 Republic of
Guatemala 4.88% 02/13/2028 199,095
397,495
MEXICO 0.1%
900,000 Mexico Government
Bond 4.50% 04/22/2029 894,357
MOROCCO 0.1%
700,000 Morocco
Government Bond 2.38% 12/15/2027 672,331
PERU 0.0%
(a)
200,000 Peruvian
Government Bond 2.84% 06/20/2030 186,270
TRINIDAD AND TOBAGO 0.0%
(a)
250,000 Trinidad & Tobago
Government Bond 6.50%
(c)
01/28/2036 249,000
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government Sponsored
Corporations
(Cost $4,228,664) 4,205,731
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 6.9%
1211 Avenue of the Americas Trust ,
260,000 Series
2015-1211-A1A2 3.90%
(c)
08/10/2035 249,243
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor) 4.85%
(c)
09/15/2034 248,813

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BANK ,
300,000 Series 2018-BN11-C 4.37%
(f)
03/15/2061 274,214
735,000 Series 2018-BN13-B 4.56%
(f)
08/15/2061 702,390
160,000 Series 2019-BN23-A3 2.92% 12/15/2052 150,917
299,416 Series 2020-BN26-A2 2.04% 03/15/2063 288,684
220,000 Series 2021-BN32-A4 2.35% 04/15/2054 200,483
260,445 Series 2021-BN33-A5 2.56% 05/15/2064 234,666
300,000 Series 2021-BN38-A5 2.52% 12/15/2064 265,187
307,000 Series 2022-BNK43-C 5.23%
(f)
08/15/2055 278,796
5,988,814 Series
2023-BNK46-XA 0.62%
(f)(g)
08/15/2056 192,407
11,726,822 Series
2025-BNK50-XA 0.34%
(f)(g)
05/15/2068 320,978
450,000 Series 2025-BNK51-C 5.95%
(f)
12/25/2067 445,979
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.91%
(f)
07/15/2049 257,927
BANK5 ,
10,133,774 Series 2023-5YR1-XA 0.15%
(f)(g)
04/15/2056 46,190
326,000 Series 2024-5YR10-AS 5.64% 10/15/2057 331,860
370,000 Series 2024-5YR10-B 6.14%
(f)
10/15/2057 379,120
248,000 Series 2024-5YR8-A3 5.88% 08/15/2057 257,293
302,000 Series 2024-5YR9-A3 5.61% 08/15/2057 310,647
250,000 Series 2025-5YR15-AS 5.76% 07/15/2058 256,491
517,000 Series 2025-5YR16-AS 5.75%
(f)
08/15/2063 530,114
500,000 Series 2025-5YR17-AS 5.63%
(f)
11/15/2058 510,747
455,000 Series 2025-5YR19-AS 5.61% 12/15/2058 465,751
240,000 Series 2026-5YR20-A3 5.10% 02/15/2059 243,692
564,000 Series 2026-5YR21-A3 5.53% 04/15/2059 581,827
BBCMS Mortgage Trust ,
300,000 Series 2021-C11-ASB 2.11% 09/15/2054 283,417
300,000 Series 2021-C12-A5 2.69% 11/15/2054 266,769
180,000 Series 2021-C12-AS 2.90% 11/15/2054 157,590
250,000 Series 2021-C9-A5 2.30% 02/15/2054 223,591
100,000 Series 2022-C16-A5 4.60%
(f)
06/15/2055 98,177
200,000 Series 2022-C17-A5 4.44% 09/15/2055 195,573
869,000 Series 2024-5C27-AS 6.41%
(f)
07/15/2057 903,103
314,000 Series 2024-5C29-A3 5.21% 09/15/2057 319,781
787,000 Series 2024-5C31-A3 5.61% 12/15/2057 812,222
500,000 Series 2025-5C33-A4 5.84% 03/15/2058 520,123
330,000 Series 2025-5C34-A3 5.66% 05/15/2058 341,220
375,000 Series 2025-5C36-A3 5.52% 08/15/2058 386,632
408,000 Series 2025-5C37-AS 5.38%
(f)
09/15/2058 413,605
500,000 Series 2025-5C38-A3 5.15% 11/15/2058 508,259
248,000 Series 2026-5C40-C 5.81%
(f)
02/15/2059 247,511
Benchmark Mortgage Trust ,
6,611,782 Series 2018-B2-XA 0.43%
(f)(g)
02/15/2051 37,890
350,000 Series 2019-B13-A3 2.70% 08/15/2057 329,636
500,000 Series 2019-B13-C 3.84%
(f)
08/15/2057 430,028
109,489 Series 2019-B14-ASB 2.96% 12/15/2062 106,874
310,000 Series 2019-B15-A4 2.67% 12/15/2072 288,259
250,000 Series 2021-B31-A5 2.67% 12/15/2054 223,030
250,000 Series 2022-B35-C 4.44%
(f)
05/15/2055 201,868
200,000 Series 2023-B38-A4 5.52% 04/15/2056 206,272
7,088,396 Series 2023-V3-XA 0.81%
(f)(g)
07/15/2056 112,504
343,000 Series 2024-V11-A3 5.91%
(f)
11/15/2057 356,501
434,000 Series 2024-V11-C 6.29%
(f)
11/15/2057 439,171
337,000 Series 2024-V5-C 6.97%
(f)
01/10/2057 344,728
274,000 Series 2024-V8-A2 5.71% 07/15/2057 281,368
342,000 Series 2024-V8-A3 6.19%
(f)
07/15/2057 355,879
278,000 Series 2024-V8-D 4.00%
(c)
07/15/2057 247,722
300,000 Series 2024-V9-A3 5.60% 08/15/2057 307,960
750,000 Series 2024-V9-D 4.50% 08/15/2057 677,579
231,000 Series 2025-V15-AS 6.17% 06/15/2058 240,309
250,000 Series 2025-V16-A3 5.44%
(f)
08/15/2058 256,831
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
434,000 Series 2025-V16-C 5.95%
(f)
08/15/2058 438,632
409,000 Series 2025-V17-AM 5.42%
(f)
09/15/2058 412,965
311,000 Series 2025-V18-AS 5.59% 10/15/2058 316,223
455,000 Series 2025-V19-B 5.90%
(f)
01/15/2058 465,178
635,000 Series 2026-B42-ASB 4.94% 03/15/2059 641,903
90,000 Series 2026-V20-C 5.44% 02/15/2059 89,655
531,000 Series 2026-V21-A3 5.13% 03/15/2031 537,558
8,423,000 Series 2026-V21-XA 1.65%
(f)(g)
11/15/2030 533,344
BMO Mortgage Trust ,
250,000 Series 2023-C6-ASB 6.21% 09/15/2056 264,933
225,000 Series 2024-5C3-AS 6.29%
(f)
02/15/2057 232,308
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 314,679
223,000 Series 2024-5C7-AS 5.89%
(f)
11/15/2057 226,914
410,000 Series 2025-5C12-AS 5.56% 10/15/2058 419,067
460,000 Series 2025-5C13-AS 5.58% 12/15/2058 464,706
472,000 Series 2026-C14-B 5.82%
(f)
02/15/2059 475,378
BSTN Commercial Mortgage Trust ,
210,000 Series 2025-HUB-A 4.57%
(c)(f)
04/13/2041 209,973
370,000 Series 2025-HUB-D 5.75%
(c)(f)
04/13/2041 367,556
BX Commercial Mortgage Trust ,
560,000 Series 2026-ALOHA-D
(CME Term SOFR 1
Month + 2.15%) 0.00%
(c)
04/15/2043 561,400
510,000 Series 2026-CSMO-C
(CME Term SOFR 1
Month + 2.00%) 5.67%
(c)
02/15/2043 511,546
380,000 Series 2026-XL6-B
(CME Term SOFR 1
Month + 1.45%) 5.12%
(c)
03/15/2043 377,810
BX Trust ,
268,704 Series 2025-ARIA-C 5.52%
(c)(f)
12/13/2042 268,187
315,195 Series 2025-LUNR-A
(CME Term SOFR 1
Month + 1.50%) 5.17%
(c)
06/15/2040 315,926
BXP Trust ,
420,000 Series 2017-GM-C 3.42%
(c)(f)
06/13/2039 410,118
CENT ,
244,000 Series 2025-CITY-A 4.92%
(c)(f)
07/10/2040 245,967
CFCRE Commercial Mortgage Trust ,
300,000 Series 2016-C7-AM 4.16% 12/10/2054 295,794
Citigroup Commercial Mortgage Trust ,
277,405 Series 2018-B2-A3 3.74% 03/10/2051 273,645
100,000 Series 2022-GC48-A5 4.58%
(f)
05/15/2054 99,039
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.73%
(f)
02/10/2049 202,111
244,000 Series 2024-277P-B 7.00%
(c)(f)
08/10/2044 258,567
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(c)
10/10/2043 242,721
CSTL Commercial Mortgage Trust ,
370,000 Series 2026-GATE3-D 5.52%
(c)(f)
02/10/2043 364,641
DBJPM Mortgage Trust ,
218,611 Series 2020-C9-ASB 1.88% 08/15/2053 207,465
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(c)(f)
06/05/2035 239,729
ELP Commercial Mortgage Trust ,
370,000 Series 2025-ELP-C 4.80%
(c)(f)
11/13/2042 367,677
250,000 Series 2025-ELP-E 6.02%
(c)(f)
11/13/2042 247,379
Extended Stay America Trust ,
366,551 Series 2026-ESH2-D
(CME Term SOFR 1
Month + 2.25%) 5.92%
(c)
02/15/2043 368,194
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.35%
(c)(f)
02/10/2056 239,494

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GGP ,
380,000 Series 2026-TY-A 4.67%
(c)(f)
03/05/2043 375,834
GS Mortgage Securities Corp. Trust ,
370,000 Series 2017-375H-A 3.48%
(c)(f)
09/10/2037 360,180
GS Mortgage Securities Trust ,
8,851,632 Series 2017-GS7-XA 1.02%
(f)(g)
08/10/2050 79,985
250,000 Series 2019-GC42-A3 2.75% 09/10/2052 236,436
250,000 Series 2019-GSA1-C 3.80%
(f)
11/10/2052 225,865
GSMS Trust ,
420,000 Series 2026-DAWN-A 5.82%
(c)(f)
04/10/2043 419,964
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
380,000 Series 2015-JP1-AS 4.12%
(f)
01/15/2049 376,784
281,782 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.85%,
0.60% Floor) 4.52%
(c)
04/15/2037 279,092
JPMCC Commercial Mortgage Securities Trust ,
7,519,359 Series 2017-JP6-XA 0.98%
(f)(g)
07/15/2050 43,844
LBTY Commercial Mortgage Trust ,
140,000 Series 2026-225L-C 5.08%
(c)(f)
02/10/2043 137,856
MAD Commercial Mortgage Trust ,
490,000 Series 2025-11MD-D 5.94%
(c)(f)
10/15/2042 498,391
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.24%
(f)
11/15/2049 234,466
375,000 Series 2025-5C1-D 4.00%
(c)
03/15/2058 339,405
422,000 Series 2025-5C2-A3 5.11% 11/15/2058 427,972
500,000 Series 2025-5C2-AS 5.38% 11/15/2058 506,673
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.78%
(f)
10/15/2051 261,007
Neighborly Issuer ,
672,000 Series 2022-1A-A2 3.70%
(c)
01/30/2052 634,071
NJ Trust ,
250,000 Series 2023-GSP-A 6.48%
(c)(f)
01/06/2029 259,298
555,000 Series 2025-WBRK-A 5.87%
(c)(f)
03/05/2035 570,815
NYC Commercial Mortgage Trust ,
250,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor) 4.89%
(c)
02/15/2042 248,540
Oceanview Mortgage Trust ,
984,856 Series 2026-1-A 5.10%
(c)(f)
08/25/2055 976,333
PENN Commercial Mortgage Trust ,
490,000 Series 2025-P11-C 6.51%
(c)(f)
08/10/2042 509,121
PLYM Commercial Mortgage Trust ,
390,000 Series 2026-IND-C
(CME Term SOFR 1
Month + 1.65%) 5.32%
(c)
03/15/2043 387,358
RFR Trust ,
300,000 Series 2025-SGRM-B 5.67%
(c)(f)
03/11/2041 302,632
370,000 Series 2025-SGRM-E 7.27%
(c)(f)
03/11/2041 372,058
ROCK Trust ,
202,000 Series 2024-CNTR-C 6.47%
(c)
11/13/2041 208,430
SFO Commercial Mortgage Trust ,
500,000 Series 2021-555-B
(CME Term SOFR 1
Month + 1.61%) 5.29%
(c)
05/15/2038 499,264
SLG Office Trust ,
420,000 Series 2026-OMA-C 1.00%
(c)(f)
04/15/2041 421,050
UBS Commercial Mortgage Trust ,
273,032 Series 2017-C4-A3 3.30% 10/15/2050 269,297
735,000 Series 2017-C6-B 4.15%
(f)
12/15/2050 676,691
200,000 Series 2018-C8-C 4.68%
(f)
02/15/2051 183,778
VEGAS Trust ,
120,000 Series 2024-TI-A 5.52%
(c)
11/10/2039 120,321
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Commercial Mortgage Trust ,
735,000 Series 2017-C42-B 4.00%
(f)
12/15/2050 682,614
250,000 Series 2019-C50-C 4.35% 05/15/2052 228,102
210,000 Series 2020-C57-A4 2.12% 08/15/2053 190,398
260,311 Series 2020-C58-A3 1.81% 07/15/2053 235,055
246,000 Series 2021-C60-A3 2.06% 08/15/2054 221,474
250,000 Series 2024-5C1-A3 5.93% 07/15/2057 258,709
250,000 Series 2024-C63-C 6.12%
(f)
08/15/2057 248,580
345,000 Series 2025-5C4-A3 5.67% 05/15/2058 356,552
792,000 Series 2025-5C5-A3 5.59% 07/15/2058 817,537
489,000 Series 2025-5C6-AS 5.58%
(f)
10/15/2058 497,896
410,000 Series 2025-5C6-C 5.83%
(f)
10/15/2058 403,696
452,000 Series 2025-5C7-B 5.86%
(f)
12/15/2058 458,202
463,000 Series 2025-5C7-D 4.25%
(c)
12/15/2058 385,839
200,000 Series 2026-1250B-A 4.83%
(c)(f)
03/10/2041 198,246
774,000 Series 2026-5C8-A3 5.03% 03/15/2059 782,331
387,000 Series 2026-5C8-C 5.55% 03/15/2059 379,314
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $49,282,702) 49,442,136
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.7%
BRAVO Residential Funding Trust ,
905,338 Series 2023-NQM3-A1 4.85%
(c)(d)
09/25/2062 904,633
1,082,949 Series 2023-NQM5-A1 6.50%
(c)(d)
06/25/2063 1,084,666
1,000,000 Series
2026-NQM3-M1 5.63%
(c)(f)
11/25/2065 1,001,000
Citigroup Mortgage Loan Trust ,
416,233 Series
2007-AR8-2A1A 4.97%
(f)
07/25/2037 372,692
COLT Mortgage Loan Trust ,
682,764 Series 2024-5-A2 5.38%
(c)(d)
08/25/2069 682,082
Connecticut Avenue Securities Trust ,
500,936 Series 2024-R03-
2M1 (SOFR 30 Day
Average + 1.15%) 4.81%
(c)
03/25/2044 500,580
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(c)(f)
12/25/2068 1,006,529
Deephaven Residential Mortgage Trust ,
693,680 Series 2022-2-A1 5.30%
(c)(f)
03/25/2067 677,039
2,300,000 Series 2025-INV1-M1 5.73%
(c)(f)
11/25/2060 2,267,361
EFMT ,
1,500,000 Series 2025-INV4-M1 6.00%
(c)(f)
10/25/2070 1,498,101
2,843,000 Series
2026-NQM1-M1 5.64%
(c)(f)
02/25/2071 2,794,420
FHLMC STACR REMICS Trust ,
1,902,597 Series 2025-DNA1-M1
(SOFR 30 Day
Average + 1.05%) 4.71%
(c)
01/25/2045 1,899,350
GS Mortgage-Backed Securities Corp. Trust ,
1,795,200 Series 2025-NQM6-A3 5.28%
(c)(d)
02/25/2066 1,789,453
1,070,000 Series
2025-NQM6-M1 5.70%
(c)(f)
02/25/2066 1,058,832
GS Mortgage-Backed Securities Trust ,
1,058,816 Series 2025-NQM2-A1 5.65%
(c)(d)
06/25/2065 1,065,475
453,778 Series 2025-NQM2-A3 5.90%
(c)(d)
06/25/2065 455,922
1,365,000 Series
2025-NQM3-M1 5.93%
(c)(f)
11/25/2065 1,358,678
HOMES Trust ,
1,497,935 Series 2023-NQM1-A1 6.18%
(c)(d)
01/25/2068 1,492,158
J.P. Morgan Mortgage Trust ,
2,000,000 Series 2026-VIS1-M1 5.50%
(c)(f)
06/25/2066 1,968,636
Legacy Mortgage Asset Trust ,
329,793 Series 2021-GS2-A1 5.75%
(c)(d)
04/25/2061 330,617

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
New Residential Mortgage Loan Trust ,
584,219 Series 2019-RPL2-A1 3.25%
(c)(f)
02/25/2059 569,915
539,512 Series 2024-NQM1-A1 6.13%
(c)(d)
03/25/2064 543,457
242,550 Series 2026-NQM1-A1 4.82%
(c)(f)
11/25/2065 240,490
242,550 Series 2026-NQM1-A2 5.08%
(c)(d)
11/25/2065 240,151
242,550 Series 2026-NQM1-A3 5.18%
(c)(d)
11/25/2065 240,189
1,100,000 Series
2026-NQM3-M1 5.42%
(c)(f)
02/25/2066 1,072,737
OBX Trust ,
896,393 Series
2023-NQM10-A1 6.46%
(c)(d)
10/25/2063 902,820
566,523 Series 2023-NQM3-A3 6.76%
(c)(d)
02/25/2063 564,989
1,513,599 Series
2024-NQM16-A2 5.73%
(c)(d)
10/25/2064 1,521,773
805,708 Series 2024-NQM6-A1 6.45%
(c)(d)
02/25/2064 813,807
1,400,000 Series
2025-NQM23-M1 5.67%
(c)(f)
10/25/2065 1,388,776
984,330 Series 2026-NQM2-A1 4.82%
(c)(f)
12/01/2065 977,455
5,000,000 Series 2026-NQM5-A1 5.32%
(c)(f)
01/25/2066 4,999,981
PRPM ,
798,284 Series 2025-3-A1 6.26%
(c)(d)
05/25/2030 796,633
PRPM LLC ,
1,802,140 Series 2025-4-A1 6.18%
(c)(d)
06/25/2030 1,800,268
900,540 Series 2025-5-A1 5.73%
(c)(d)
07/25/2030 899,339
1,256,847 Series 2025-6-A1 5.77%
(c)(d)
08/25/2028 1,255,089
PRPM Trust ,
1,101,793 Series 2024-NQM4-A1 5.67%
(c)(d)
12/26/2069 1,106,502
4,700,000 Series
2025-NQM4-M1 5.83%
(c)(f)
07/25/2070 4,676,779
1,600,000 Series
2026-NQM1-M1 5.72%
(c)(f)
02/25/2071 1,600,566
RFMSI Trust ,
1,168,141 Series 2006-S4-A7 6.00% 04/25/2036 932,707
Santander Mortgage Asset Receivable Trust ,
1,500,000 Series
2026-NQM1-M1 5.80%
(c)(f)
11/25/2065 1,485,061
Structured Asset Mortgage Investments II Trust ,
973,148 Series 2007-AR3-1A3
(CME Term SOFR
1 Month + 0.53%,
0.42% Floor) 4.21% 09/25/2047 902,767
Towd Point Mortgage Trust ,
1,180,414 Series 2018-5-A1 3.25%
(c)(f)
07/25/2058 1,139,508
1,708,085 Series 2020-2-A1A 1.64%
(c)(f)
04/25/2060 1,562,912
138,287 Series 2020-3-A1 3.09%
(c)(f)
02/25/2063 134,738
745,615 Series 2022-1-A1 3.75%
(c)(f)
07/25/2062 707,871
Verus Securitization Trust ,
376,281 Series 2021-8-A1 2.82%
(c)(f)
11/25/2066 345,197
608,814 Series 2023-4-A1 5.81%
(c)(d)
05/25/2068 607,808
1,530,579 Series 2023-INV3-A1 6.88%
(c)(f)
11/25/2068 1,543,620
600,690 Series 2024-1-A1 5.71%
(c)(d)
01/25/2069 602,408
1,200,000 Series 2025-11-M1 5.66%
(c)(f)
11/25/2070 1,186,903
1,980,600 Series 2025-3-A1 5.62%
(c)(d)
05/25/2070 1,996,449
3,232,236 Series 2025-4-A1 5.45%
(c)(d)
05/25/2070 3,246,344
1,300,000 Series 2025-R2-M1 5.82%
(c)(f)
07/25/2067 1,304,156
2,000,000 Series 2026-1-M1 5.67%
(c)(f)
01/25/2071 1,977,654
244,977 Series 2026-R1-A1 4.83%
(c)(f)
10/25/2067 243,006
244,977 Series 2026-R1-A2 5.03%
(c)(d)
10/25/2067 243,025
248,122 Series 2026-R1-A3 5.19%
(c)(d)
10/25/2067 246,144
5,000,000 Series 2026-R2-M1 5.53%
(c)(f)
10/25/2067 4,925,110
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
312,160 Series 2006-AR16-2A1 4.12%
(f)
12/25/2036 279,336
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Mortgage-Backed Securities Trust ,
216,847 Series 2006-AR14-2A1 6.49%
(f)
10/25/2036 200,837
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $76,239,646) 76,233,501
U.S. CORPORATE BONDS 13.4%
400,000 1261229 BC Ltd. 10.00%
(c)
04/15/2032 409,876
70,000 AAR Escrow Issuer
LLC 6.75%
(c)
03/15/2029 71,295
340,000 AbbVie, Inc. 4.70% 05/14/2045 303,479
165,000 Academy Ltd. 6.00%
(c)
11/15/2027 165,623
395,000 Acrisure LLC 6.75%
(c)
07/01/2032 381,014
270,000 Acushnet Co. 5.63%
(c)
12/01/2033 268,586
60,000 AdaptHealth LLC 5.13%
(c)
03/01/2030 57,527
80,000 Advanced Drainage
Systems, Inc. 5.38%
(c)
03/01/2034 78,050
90,000 AEP Texas, Inc. 5.45% 05/15/2029 92,319
137,000 AEP Texas, Inc. 5.20% 04/15/2036 134,786
160,000 Aethon United BR LP 7.50%
(c)
10/01/2029 166,968
376,000 Agree LP 5.63% 06/15/2034 384,136
388,000 Airbnb, Inc. 5.25% 03/16/2036 388,545
350,000 Aircastle Ltd. 5.25%
(c)
03/15/2030 353,151
372,000 Alliant Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.08%) 5.75% 04/01/2056 361,798
145,000 Alliant Holdings
Intermediate LLC 6.50%
(c)
10/01/2031 142,564
320,000 Allied Universal
Holdco LLC 7.88%
(c)
02/15/2031 330,203
85,000 Amentum Holdings,
Inc. 7.25%
(c)
08/01/2032 88,040
120,000 American Axle &
Manufacturing,
Inc. 6.38%
(c)
10/15/2032 118,866
85,000 American Axle &
Manufacturing,
Inc. 7.75%
(c)
10/15/2033 82,799
445,000 American Express Co.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.15%) 5.41% 02/08/2041 442,037
450,000 American Tower
Corp. 5.55% 07/15/2033 462,646
191,000 American Tower
Corp. 3.70% 10/15/2049 137,418
400,000 Amgen, Inc. 5.75% 03/02/2063 385,049
459,000 Amphenol Corp. 5.30% 11/15/2055 431,386
249,000 Antero Midstream
Partners LP 5.75%
(c)
07/01/2034 245,539
125,000 Anywhere Real Estate
Group LLC 5.25%
(c)
04/15/2030 118,203
110,000 Anywhere Real Estate
Group LLC 7.00%
(c)
04/15/2030 110,242
80,000 Anywhere Real Estate
Group LLC 9.75%
(c)
04/15/2030 84,993
182,000 APA Corp. 6.10% 02/15/2035 186,981
329,000 AppLovin Corp. 5.38% 12/01/2031 332,347
145,000 Archrock Partners LP 6.63%
(c)
09/01/2032 147,932
607,000 Arizona Public
Service Co. 5.90% 08/15/2055 597,670

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 268,699
120,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 121,354
659,000 AT&T, Inc. 3.50% 09/15/2053 432,453
242,000 AT&T, Inc. 6.05% 08/15/2056 238,510
258,000 AthenaHealth Group,
Inc. 6.50%
(c)
02/15/2030 242,441
199,000 Athene Global
Funding 4.72%
(c)
10/08/2029 195,894
158,000 Athene Global
Funding 5.03%
(c)
07/17/2030 156,432
140,000 Atlassian Corp. 5.25% 05/15/2029 140,874
163,000 Augusta SpinCo Corp. 5.25% 03/23/2036 163,102
374,000 AutoZone, Inc. 5.13% 06/15/2030 380,581
331,000 Aviation Capital
Group LLC 5.38%
(c)
07/15/2029 336,418
90,000 Azorra Finance Ltd. 7.75%
(c)
04/15/2030 92,774
195,000 Azorra Finance Ltd. 7.25%
(c)
01/15/2031 197,062
307,000 Baker Hughes
Holdings LLC 5.00% 06/15/2036 301,532
179,000 Bank of America
Corp. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.68%) 6.63%
(e)
05/01/2030 183,637
235,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 239,963
232,000 Bank of America
Corp. (SOFR +
1.70%) 5.74% 02/12/2036 236,091
360,000 Bank of New York
Mellon Corp. (The)
(SOFR + 1.23%) 5.06% 07/22/2032 367,075
307,000 Bank of New York
Mellon Corp. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.03%) 5.63%
(e)
03/20/2031 300,866
189,000 Bausch + Lomb Corp. 8.38%
(c)
10/01/2028 195,379
317,000 Black Hills Corp. 6.00% 01/15/2035 329,231
455,000 Black Hills Corp. 3.88% 10/15/2049 332,049
319,000 Block Financial LLC 5.38% 09/15/2032 309,741
176,000 Broadcom, Inc. 4.95% 01/15/2036 173,647
114,000 Brown & Brown, Inc. 6.25% 06/23/2055 113,785
120,000 Buckeye Partners LP 6.88%
(c)
07/01/2029 123,574
155,000 Builders FirstSource,
Inc. 6.38%
(c)
03/01/2034 153,212
130,000 Builders FirstSource,
Inc. 6.75%
(c)
05/15/2035 130,038
374,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 362,500
391,000 Burlington Northern
Santa Fe LLC 5.50% 03/15/2055 377,219
150,000 Caesars
Entertainment, Inc. 6.00%
(c)
10/15/2032 138,184
292,000 Cardinal Health, Inc. 4.60% 03/15/2043 252,768
27,000 Cardinal Health, Inc. 4.50% 11/15/2044 22,671
106,000 Carnival Corp. 5.13%
(c)
05/01/2029 105,280
270,000 Carnival Corp. 5.75%
(c)
08/01/2032 270,250
148,000 Carnival Corp. 6.13%
(c)
02/15/2033 149,558
46,000 CCO Holdings LLC 5.13%
(c)
05/01/2027 45,979
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
280,000 CCO Holdings LLC 4.75%
(c)
03/01/2030 265,861
230,000 CCO Holdings LLC 4.75%
(c)
02/01/2032 208,141
90,000 CCO Holdings LLC 4.25%
(c)
01/15/2034 77,078
85,000 CCO Holdings LLC 7.38%
(c)
02/01/2036 84,723
145,000 Celanese US Holdings
LLC 6.50% 04/15/2030 148,069
80,000 Celanese US Holdings
LLC 6.75% 04/15/2033 82,128
190,000 Charles Schwab Corp.
(The) (SOFR +
0.94%) 4.34% 11/14/2031 187,973
50,000 Chemours Co. (The) 7.88%
(c)
03/15/2034 50,035
552,000 Cheniere Energy, Inc. 4.63% 10/15/2028 550,717
336,000 Cheniere Energy, Inc. 5.65% 04/15/2034 346,027
31,000 Cheniere Energy, Inc. 6.00%
(c)
07/30/2056 30,911
105,000 Chord Energy Corp. 6.00%
(c)
10/01/2030 106,455
172,000 Chord Energy Corp. 6.75%
(c)
03/15/2033 177,689
150,000 CHS/Community
Health Systems,
Inc. 6.00%
(c)
01/15/2029 148,441
120,000 Cipher Compute LLC 7.13%
(c)
11/15/2030 124,473
382,000 Citigroup, Inc. (SOFR
+ 1.46%) 4.95% 05/07/2031 384,608
184,000 Citigroup, Inc. (SOFR
+ 1.17%) 4.50% 09/11/2031 181,952
481,000 Citigroup, Inc. (SOFR
+ 1.35%) 3.06% 01/25/2033 435,100
245,000 Citigroup, Inc. (5-year
CMT T-Note +
2.89%) 6.88%
(e)
08/15/2030 246,888
335,000 Clarios Global LP 6.75%
(c)
02/15/2030 342,774
315,000 Clarios Global LP 6.75%
(c)
09/15/2032 317,718
25,000 Clear Channel
Outdoor Holdings,
Inc. 7.75%
(c)
04/15/2028 25,136
100,000 Clear Channel
Outdoor Holdings,
Inc. 7.50%
(c)
06/01/2029 100,480
185,000 Clear Channel
Outdoor Holdings,
Inc. 7.13%
(c)
02/15/2031 193,937
80,000 Cloud Software
Group, Inc. 9.00%
(c)
09/30/2029 77,250
100,000 Cloud Software
Group, Inc. 6.63%
(c)
08/15/2033 88,998
210,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(c)
04/15/2032 198,940
189,000 CMS Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.96%) 6.50% 06/01/2055 192,498
191,000 CNH Industrial
Capital LLC 4.38% 03/07/2031 186,748
170,000 CNX Resources Corp. 5.88%
(c)
03/01/2034 165,680
176,000 Colonial Enterprises,
Inc. 5.63%
(c)
11/15/2035 175,968
260,000 Columbus McKinnon
Corp. 7.13%
(c)
02/01/2033 260,123
511,000 Commonwealth
Edison Co. 5.95% 06/01/2055 518,302
338,000 Constellation Energy
Generation LLC 4.40% 01/15/2031 333,733

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
287,000 Consumers Energy
Co. 4.50% 01/15/2031 287,617
75,000 CoreWeave, Inc. 9.25%
(c)
06/01/2030 72,946
65,000 Cougar JV Subsidiary
LLC 8.00%
(c)
05/15/2032 67,257
250,000 CQP Holdco LP 5.50%
(c)
06/15/2031 243,926
51,000 Crescent Energy
Finance LLC 7.88%
(c)
04/15/2032 52,142
371,000 CRH America
Finance, Inc. 4.40% 02/09/2031 365,800
660,000 CSX Corp. 3.80% 11/01/2046 507,478
325,000 Dcli Bidco LLC 7.75%
(c)
11/15/2029 328,915
530,000 Dealer Tire LLC 8.00%
(c)
02/01/2028 518,543
166,000 Dell, Inc. 6.50% 04/15/2038 176,516
198,000 Delta Air Lines, Inc. 5.25% 07/10/2030 199,388
60,000 Directv Financing LLC 5.88%
(c)
08/15/2027 59,974
270,000 Directv Financing LLC 8.88%
(c)
02/01/2030 269,737
145,000 Discovery Global
Holdings, Inc. 4.05% 03/15/2029 140,378
60,000 Discovery Global
Holdings, Inc. 4.28% 03/15/2032 53,175
105,000 Discovery Global
Holdings, Inc. 5.05% 03/15/2042 69,437
275,000 DISH DBS Corp. 5.75%
(c)
12/01/2028 266,144
200,000 DISH DBS Corp. 5.13% 06/01/2029 178,952
160,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(c)
10/15/2029 142,996
246,000 DTE Energy Co. 5.85% 06/01/2034 257,673
105,000 Duke Energy Corp. 5.00% 08/15/2052 89,929
384,000 Duke Energy Corp. 5.80% 06/15/2054 367,939
258,000 Eastern Energy Gas
Holdings LLC 5.65% 10/15/2054 243,175
300,000 Eaton Corp. 4.80% 03/06/2036 296,303
70,000 EchoStar Corp. 10.75% 11/30/2029 75,661
210,000 Elevance Health, Inc. 4.55% 05/15/2052 169,309
225,000 Ellucian Holdings, Inc. 6.50%
(c)
12/01/2029 220,334
265,000 EMRLD Borrower LP 6.63%
(c)
12/15/2030 269,852
260,000 Energizer Holdings,
Inc. 6.00%
(c)
09/15/2033 243,824
377,000 Energy Transfer LP
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 5.31%) 7.13%
(e)
05/15/2030 384,713
350,000 Entergy Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.67%) 7.13% 12/01/2054 358,835
439,000 Entergy Louisiana LLC 5.80% 03/15/2055 430,795
260,000 Enterprise Products
Operating LLC 5.70% 02/15/2042 260,567
170,000 Equinix, Inc. 3.90% 04/15/2032 160,568
340,000 Equinix, Inc. 2.95% 09/15/2051 208,275
374,000 Essential Properties
LP 5.40% 12/01/2035 368,357
203,000 Essential Utilities,
Inc. 5.13% 03/15/2036 200,246
315,000 Evergy Kansas
Central, Inc. 4.13% 03/01/2042 264,205
269,000 Evergy Kansas
Central, Inc. 5.70% 03/15/2053 264,872
241,000 Expand Energy Corp. 6.75%
(c)
04/15/2029 241,173
188,000 Expand Energy Corp. 4.75% 02/01/2032 183,256
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
329,000 Extra Space Storage
LP 5.40% 06/15/2035 330,662
59,000 Fedex Freight Holding
Co., Inc. 4.95%
(c)
03/15/2033 57,564
85,000 Fertitta
Entertainment LLC 6.75%
(c)
01/15/2030 79,459
327,000 First Industrial LP 5.25% 01/15/2031 330,583
299,000 Fiserv, Inc. 4.55% 02/15/2031 292,908
170,000 Flash Compute LLC 7.25%
(c)
12/31/2030 171,367
165,000 Flex Ltd. 5.38% 11/13/2035 162,216
161,000 Florida Gas
Transmission Co.
LLC 5.75%
(c)
07/15/2035 165,265
105,000 Freedom Mortgage
Holdings LLC 8.38%
(c)
04/01/2032 103,397
140,000 Full House Resorts,
Inc. 8.25%
(c)
02/15/2028 127,750
219,000 Gabx Leasing LLC 4.63%
(c)
04/15/2031 215,958
561,000 GATX Corp. 5.20% 03/15/2044 517,013
554,000 GE HealthCare
Technologies, Inc. 4.80% 01/15/2031 557,600
190,000 GE HealthCare
Technologies, Inc. 4.95% 12/15/2035 186,408
365,000 GE Vernova, Inc. 5.50% 02/04/2056 351,379
355,000 General Motors
Financial Co., Inc. 4.60% 01/08/2031 350,027
355,000 Genesee & Wyoming,
Inc. 6.25%
(c)
04/15/2032 359,686
195,000 Getty Images, Inc. 10.50%
(c)
11/15/2030 175,067
350,000 GFL Environmental
Holdings US, Inc. 5.50%
(c)
02/01/2034 343,716
170,000 Global Payments, Inc. 4.95% 08/15/2027 170,370
161,000 Global Payments, Inc. 5.55% 11/15/2035 155,223
304,000 GLP Capital LP 5.63% 03/01/2036 295,951
95,000 Goat Holdco LLC 6.75%
(c)
02/01/2032 95,664
131,000 Goldman Sachs
Group, Inc. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.46%) 6.85%
(e)
02/10/2030 133,612
322,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.06%) 4.37% 10/21/2031 315,794
179,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.96%) 4.52% 01/21/2032 176,324
316,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.33%) 4.94% 10/21/2036 306,134
300,000 Graham Holdings Co. 5.63%
(c)
12/01/2033 294,638
220,000 Gray Media, Inc. 9.63%
(c)
07/15/2032 220,191
140,000 Gray Media, Inc. 7.25%
(c)
08/15/2033 141,181
365,000 Griffon Corp. 5.75% 03/01/2028 364,507
215,000 Guardian Life Global
Funding 4.80%
(c)
04/28/2030 216,370
155,000 Gulfport Energy
Operating Corp. 6.75%
(c)
09/01/2029 158,715
160,000 Harvest Midstream
I LP 7.50%
(c)
05/15/2032 163,409
130,000 Herc Holdings, Inc. 7.00%
(c)
06/15/2030 133,391
50,000 Herc Holdings, Inc. 5.75%
(c)
03/15/2031 49,288
50,000 Herc Holdings, Inc. 6.00%
(c)
03/15/2034 48,389
140,000 Hightower Holding
LLC 6.75%
(c)
04/15/2029 137,577

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
170,000 Hilcorp Energy I LP 7.25%
(c)
02/15/2035 169,613
175,000 Hilton Domestic
Operating Co., Inc. 5.75%
(c)
09/15/2033 174,348
325,000 Honeywell
Aerospace, Inc. 4.95%
(c)
03/16/2036 322,591
95,000 HUB International
Ltd. 7.25%
(c)
06/15/2030 97,373
332,000 Hubbell, Inc. 4.80% 11/15/2035 323,477
213,000 Huntington
Bancshares, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.17%) 2.49% 08/15/2036 182,962
410,000 Hyundai Capital
America 5.30%
(c)
01/08/2029 415,705
327,000 Illumina, Inc. 4.75% 12/12/2030 325,598
187,000 Jabil, Inc. 4.75% 02/01/2033 182,165
620,000 Jacobs Solutions, Inc. 5.38% 03/03/2036 605,062
125,000 JBS NV 5.63%
(c)
03/10/2037 125,469
403,000 JBS NV 6.25% 03/01/2056 395,565
55,000 JetBlue Airways Corp. 9.88%
(c)
09/20/2031 52,053
284,000 JPMorgan Chase &
Co. (SOFR + 1.01%) 5.14% 01/24/2031 289,261
466,000 JPMorgan Chase &
Co. (SOFR + 1.44%) 5.10% 04/22/2031 474,548
182,000 JPMorgan Chase &
Co. (SOFR + 1.64%) 5.58% 07/23/2036 184,379
328,000 JPMorgan Chase &
Co. (SOFR + 1.19%) 4.81% 10/22/2036 318,597
192,000 Kentucky Utilities Co. 5.85% 08/15/2055 191,051
167,000 Kinder Morgan
Energy Partners LP 6.95% 01/15/2038 186,548
120,000 Kodiak Gas Services
LLC 7.25%
(c)
02/15/2029 124,393
80,000 Kodiak Gas Services
LLC 6.50%
(c)
10/01/2033 80,919
80,000 Kodiak Gas Services
LLC 6.75%
(c)
10/01/2035 81,333
289,000 Kroger Co. (The) 5.65% 09/15/2064 268,158
690,000 Kyndryl Holdings, Inc. 4.10% 10/15/2041 481,046
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 381,411
165,000 Laboratory Corp. of
America Holdings 4.70% 02/01/2045 144,645
270,000 Lamar Media Corp. 5.38%
(c)
11/01/2033 264,494
245,000 Level 3 Financing,
Inc. 6.88%
(c)
06/30/2033 249,682
90,000 LFS Topco LLC 8.75%
(c)
07/15/2030 86,082
560,000 Life Time, Inc. 6.00%
(c)
11/15/2031 564,736
115,000 LifePoint Health, Inc. 10.00%
(c)
06/01/2032 117,585
170,000 Light & Wonder
International, Inc. 6.25%
(c)
10/01/2033 166,680
140,000 Lindblad Expeditions
LLC 7.00%
(c)
09/15/2030 143,023
293,000 Lockheed Martin
Corp. 5.00% 08/15/2035 295,809
195,000 Lowe's Cos., Inc. 5.63% 04/15/2053 184,509
180,000 Madison IAQ LLC 5.88%
(c)
06/30/2029 176,640
300,000 Marriott
International, Inc. 4.50% 10/15/2031 296,624
320,000 Marriott
International, Inc. 5.30% 05/15/2034 323,109
335,000 Mars, Inc. 5.70%
(c)
05/01/2055 326,877
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
180,000 Marsh & McLennan
Cos., Inc. 4.95% 03/15/2036 178,394
358,000 Marvell Technology,
Inc. 5.95% 09/15/2033 379,018
549,000 MasTec, Inc. 5.90% 06/15/2029 567,434
100,000 Matador Resources
Co. 6.50%
(c)
04/15/2032 101,162
110,000 Matador Resources
Co. 6.00%
(c)
04/15/2034 109,372
75,000 Match Group
Holdings II LLC 5.00%
(c)
12/15/2027 74,736
90,000 Mativ Holdings, Inc. 8.00%
(c)
10/01/2029 83,937
330,000 Mattel, Inc. 5.00% 11/17/2030 328,087
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(c)
05/15/2029 39,715
310,000 McDonald's Corp. 4.45% 03/01/2047 258,765
255,000 McDonald's Corp. 5.45% 08/14/2053 242,000
55,000 McGraw-Hill
Education, Inc. 5.75%
(c)
08/01/2028 54,423
175,000 McGraw-Hill
Education, Inc. 7.38%
(c)
09/01/2031 178,764
504,000 Medline Borrower LP 5.25%
(c)
10/01/2029 499,866
384,000 Merck & Co., Inc. 5.70% 09/15/2055 381,617
570,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.08%) 6.35% 03/15/2055 578,673
110,000 Michaels Cos., Inc.
(The) 8.50%
(c)
03/15/2033 107,200
135,000 Midwest Gaming
Borrower LLC 4.88%
(c)
05/01/2029 131,000
265,000 Miter Brands
Acquisition Holdco,
Inc. 6.75%
(c)
04/01/2032 253,970
297,000 Molex Electronic
Technologies LLC 5.25%
(c)
04/30/2032 301,381
178,000 Morgan Stanley
(SOFR + 0.80%) 4.24% 01/09/2030 176,241
205,000 Morgan Stanley
(SOFR + 1.18%) 5.07% 01/30/2037 200,919
107,000 Morgan Stanley (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.43%) 5.95% 01/19/2038 109,666
209,000 Morgan Stanley (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.80%) 5.94% 02/07/2039 213,742
159,000 Morgan Stanley
(SOFR + 1.07%) 4.36% 10/22/2031 155,855
218,000 Motorola Solutions,
Inc. 5.20% 08/15/2032 221,196
373,000 Motorola Solutions,
Inc. 5.50% 09/01/2044 357,715
200,000 MPLX LP 5.30% 04/01/2036 197,214
110,000 Nabors Industries,
Inc. 9.13%
(c)
01/31/2030 115,562
105,000 Nabors Industries,
Inc. 7.63%
(c)
11/15/2032 107,550
89,000 National Fuel Gas Co. 5.95% 03/15/2035 92,126
80,000 NCL Corp. Ltd. 5.88%
(c)
01/15/2031 77,773

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
80,000 NCL Corp. Ltd. 6.25%
(c)
09/15/2033 77,683
100,000 Neptune Bidco US,
Inc. 10.38%
(c)
05/15/2031 100,991
137,000 New York Life
Insurance Co. 6.75%
(c)
11/15/2039 153,159
95,000 Newell Brands, Inc. 6.38% 05/15/2030 91,267
260,000 Nexstar Media, Inc. 6.50%
(c)
09/15/2033 262,138
55,000 Nexstar Media, Inc. 7.25%
(c)
04/15/2034 55,222
154,000 NextEra Energy
Capital Holdings,
Inc. 5.90% 03/15/2055 151,281
60,000 NGL Energy
Operating LLC 8.13%
(c)
02/15/2029 61,848
340,000 NiSource, Inc. 5.35% 04/01/2034 346,085
214,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.45%) 6.95% 11/30/2054 220,209
197,000 NiSource, Inc. 5.85% 04/01/2055 191,641
140,000 Nissan Motor
Acceptance Co. LLC 6.13%
(c)
09/30/2030 134,667
355,000 Northrop Grumman
Corp. 5.20% 06/01/2054 327,397
409,000 Novartis Capital
Corp. 5.70% 03/18/2056 412,211
145,000 Novelis Corp. 6.88%
(c)
01/30/2030 146,370
140,000 NRG Energy, Inc. 6.00%
(c)
02/01/2033 140,125
200,000 NRG Energy, Inc. 5.75%
(c)
01/15/2034 197,417
120,000 OAK-Eagle Acquireco,
Inc. 7.25%
(c)
07/01/2033 124,409
65,000 OAK-Eagle Acquireco,
Inc. 8.75%
(c)
07/01/2034 68,091
95,000 Olin Corp. 6.63%
(c)
04/01/2033 93,050
389,000 Omega Healthcare
Investors, Inc. 3.38% 02/01/2031 359,886
135,000 OneMain Finance
Corp. 7.50% 05/15/2031 135,807
200,000 OneMain Finance
Corp. 6.50% 03/15/2033 191,368
201,000 ONEOK, Inc. 4.55% 07/15/2028 201,282
176,000 O'Reilly Automotive,
Inc. 5.00% 08/19/2034 174,132
99,000 Outfront Media
Capital LLC 7.38%
(c)
02/15/2031 103,285
160,000 Owens Corning 5.70% 06/15/2034 165,460
200,000 Panther Escrow
Issuer LLC 7.13%
(c)
06/01/2031 200,773
230,000 Park Intermediate
Holdings LLC 7.00%
(c)
02/01/2030 232,967
476,000 Paychex, Inc. 5.35% 04/15/2032 478,615
95,000 Penn Entertainment,
Inc. 6.75%
(c)
04/01/2031 92,372
155,000 PennyMac Financial
Services, Inc. 7.88%
(c)
12/15/2029 158,653
230,000 PennyMac Financial
Services, Inc. 6.88%
(c)
05/15/2032 222,184
432,000 Penske Truck Leasing
Co. LP 5.25%
(c)
02/01/2030 438,663
125,000 Performance Food
Group, Inc. 5.63%
(c)
03/01/2034 120,700
216,000 Permian Resources
Operating LLC 6.25%
(c)
02/01/2033 220,174
250,000 PetSmart LLC 7.50%
(c)
09/15/2032 251,404
250,000 PetSmart LLC 10.00%
(c)
09/15/2033 249,707
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
282,000 Philip Morris
International, Inc. 5.38% 02/15/2033 289,980
175,000 Philip Morris
International, Inc. 5.25% 02/13/2034 178,279
331,000 Phillips Edison
Grocery Center
Operating
Partnership I LP 5.25% 08/15/2032 332,505
189,000 PNC Financial
Services Group,
Inc. (The) (SOFR +
1.42%) 5.37% 07/21/2036 189,909
179,000 PNC Financial
Services Group,
Inc. (The) (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.17%) 5.42% 01/25/2041 175,435
300,000 Post Holdings, Inc. 6.38%
(c)
03/01/2033 295,814
395,000 Progressive Corp.
(The) 5.15% 03/26/2036 395,728
177,000 PSEG Power LLC 5.20%
(c)
05/15/2030 179,819
110,000 Qnity Electronics, Inc. 6.25%
(c)
08/15/2033 111,363
374,000 Qorvo, Inc. 3.38%
(c)
04/01/2031 338,521
483,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 479,868
390,000 Quikrete Holdings,
Inc. 6.75%
(c)
03/01/2033 396,402
105,000 QXO Building
Products, Inc. 6.75%
(c)
04/30/2032 107,191
265,000 Radiology Partners,
Inc. 8.50%
(c)
07/15/2032 269,007
400,000 Rentokil Terminix
Funding LLC 5.00%
(c)
04/28/2030 401,749
205,000 RHP Hotel Properties
LP 6.50%
(c)
06/15/2033 208,892
105,000 RHP Hotel Properties
LP 5.75%
(c)
03/15/2034 103,703
270,000 Rivers Enterprise
Borrower LLC 6.25%
(c)
10/15/2030 269,477
295,000 Rivers Enterprise
Borrower LLC 6.63%
(c)
02/01/2033 293,068
125,000 Rocket Cos., Inc. 6.38%
(c)
08/01/2033 126,499
378,000 Rollins, Inc. 5.25% 02/24/2035 377,930
304,000 Roper Technologies,
Inc. 4.25% 09/15/2028 302,140
161,000 Royal Caribbean
Cruises Ltd. 5.38%
(c)
07/15/2027 161,626
266,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 261,440
169,000 Royalty Pharma plc 5.15% 09/02/2029 172,074
439,000 Royalty Pharma plc 3.30% 09/02/2040 333,149
210,000 Sabra Health Care LP 3.90% 10/15/2029 203,955
51,000 Sabre GLBL, Inc. 10.75%
(c)
11/15/2029 43,605
71,000 Sabre GLBL, Inc. 10.75%
(c)
03/15/2030 60,052
90,000 Select Medical Corp. 6.25%
(c)
12/01/2032 85,863
235,000 Sirius XM Radio LLC 5.50%
(c)
07/01/2029 234,366
90,000 Sirius XM Radio LLC 5.88%
(c)
04/15/2032 89,492
145,000 SM Energy Co. 7.00%
(c)
08/01/2032 148,168
175,000 Solstice Advanced
Materials, Inc. 5.63%
(c)
09/30/2033 172,731
194,000 Solventum Corp. 5.40% 03/01/2029 198,485
115,000 Sonoco Products Co. 4.60% 09/01/2029 114,712
91,000
Sonoco Products Co. 5.00% 09/01/2034 89,062

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
161,000 Southern Co. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.38% 03/15/2055 165,659
198,000 Southern Natural Gas
Co. LLC 5.45%
(c)
08/01/2035 201,704
145,000 Spirit AeroSystems,
Inc. 4.60% 06/15/2028 145,143
265,000 Standard Building
Solutions, Inc. 6.50%
(c)
08/15/2032 265,372
105,000 Standard Building
Solutions, Inc. 5.88%
(c)
03/15/2034 101,350
160,000 Staples, Inc. 10.75%
(c)
09/01/2029 148,094
235,000 Starwood Property
Trust, Inc. 5.25%
(c)
10/15/2028 232,473
62,000 Store Capital LLC 4.95%
(c)
02/11/2031 61,490
240,000 SV RNO Property
Owner 1 LLC 5.88%
(c)
03/01/2031 237,381
600,000 Takeda US Financing,
Inc. 5.90% 07/07/2055 598,150
120,000 Talen Energy Supply
LLC 6.25%
(c)
02/01/2034 118,748
60,000 Tallgrass Energy
Partners LP 7.38%
(c)
02/15/2029 61,761
80,000 Tallgrass Energy
Partners LP 6.75%
(c)
03/15/2034 80,454
202,000 Targa Resources
Corp. 4.35% 01/15/2029 201,199
150,000 Taylor Morrison
Communities, Inc. 5.75%
(c)
11/15/2032 150,310
25,000 Tenet Healthcare
Corp. 5.50%
(c)
11/15/2032 24,787
25,000 Tenet Healthcare
Corp. 6.00%
(c)
11/15/2033 25,316
377,000 Textron, Inc. 5.50% 05/15/2035 383,706
280,000 T-Mobile USA, Inc. 5.50% 01/15/2055 257,122
204,000 T-Mobile USA, Inc. 5.25% 06/15/2055 181,594
96,000 T-Mobile USA, Inc. 5.88% 11/15/2055 93,679
474,000 Trans-Allegheny
Interstate Line Co. 5.00%
(c)
01/15/2031 481,724
100,000 TransDigm, Inc. 6.88%
(c)
12/15/2030 102,529
235,000 TransDigm, Inc. 6.38%
(c)
05/31/2033 233,933
70,000 TransDigm, Inc. 6.25%
(c)
01/31/2034 70,829
70,000 TransDigm, Inc. 6.75%
(c)
01/31/2034 70,970
309,000 Travelers Cos., Inc.
(The) 4.60% 08/01/2043 273,168
54,000 Truist Financial Corp.
(SOFR + 2.45%) 7.16% 10/30/2029 57,414
359,000 Truist Financial Corp.
(SOFR + 1.57%) 5.15% 08/05/2032 363,853
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 351,660
320,000 UKG, Inc. 6.88%
(c)
02/01/2031 313,015
149,000 United Airlines
Holdings, Inc. 4.88% 03/01/2029 146,107
630,000 United Airlines
Holdings, Inc. 5.38% 03/01/2031 617,757
355,000 United Airlines, Inc. 4.63%
(c)
04/15/2029 348,532
281,000 United Natural
Foods, Inc. 6.75%
(c)
10/15/2028 281,481
275,000 United Rentals North
America, Inc. 5.38%
(c)
11/15/2033 267,693
115,000 Uniti Group LP 8.63%
(c)
06/15/2032 117,208
105,000 Uniti Services LLC 7.50%
(c)
10/15/2033 109,239
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
255,000 Univision
Communications,
Inc. 7.38%
(c)
06/30/2030 250,052
225,000 US Foods, Inc. 5.75%
(c)
04/15/2033 224,219
60,000 Vail Resorts, Inc. 6.50%
(c)
05/15/2032 60,711
95,000 Venture Global LNG,
Inc. 8.13%
(c)
06/01/2028 97,206
155,000 Venture Global LNG,
Inc. 8.38%
(c)
06/01/2031 161,277
45,000 Venture Global LNG,
Inc. 9.88%
(c)
02/01/2032 48,351
80,000 Venture Global
Plaquemines LNG
LLC 6.13%
(c)
12/15/2030 82,318
205,000 Venture Global
Plaquemines LNG
LLC 7.50%
(c)
05/01/2033 225,457
145,000 Venture Global
Plaquemines LNG
LLC 6.50%
(c)
01/15/2034 151,246
147,000 Veralto Corp. 5.45% 09/18/2033 150,188
353,000 VeriSign, Inc. 5.25% 06/01/2032 355,695
405,000 Verisk Analytics, Inc. 5.25% 06/05/2034 403,602
210,000 Veritiv Operating Co. 10.50%
(c)
11/30/2030 218,505
551,000 Verizon
Communications,
Inc. 5.75% 11/30/2045 536,993
799,000 Vertiv Group Corp. 4.13%
(c)
11/15/2028 787,384
135,000 Vertiv Holdings Co. 5.80% 03/15/2056 129,868
479,000 VICI Properties LP 4.63%
(c)
12/01/2029 471,066
690,000 Victra Holdings LLC 8.75%
(c)
09/15/2029 716,684
805,000 Viking Cruises Ltd. 5.88%
(c)
10/15/2033 795,362
199,000 Viper Energy Partners
LLC 4.90% 08/01/2030 199,241
231,000 Virginia Electric and
Power Co. 5.55% 08/15/2054 218,979
206,000 Virginia Electric and
Power Co. 5.60% 09/15/2055 196,184
353,000 Vistra Operations
Co. LLC 4.38%
(c)
05/01/2029 344,820
60,000 Vistra Operations
Co. LLC 7.75%
(c)
10/15/2031 62,878
205,000 Voyager Parent LLC 9.25%
(c)
07/01/2032 212,962
238,000 VSP Optical Group,
Inc. 5.45%
(c)
12/01/2035 233,395
115,000 VT Topco, Inc. 8.50%
(c)
08/15/2030 117,021
90,000 Walker & Dunlop,
Inc. 6.63%
(c)
04/01/2033 88,064
350,000 Wand NewCo 3, Inc. 7.63%
(c)
01/30/2032 358,061
216,000 Waste Connections,
Inc. 5.25% 09/01/2035 220,662
145,000 Watco Cos. LLC 7.13%
(c)
08/01/2032 149,059
105,000 Wayfair LLC 7.25%
(c)
10/31/2029 107,252
140,000 Wayfair LLC 6.75%
(c)
11/15/2032 141,175
250,000 WBI Operating LLC 6.50%
(c)
10/15/2033 248,264
275,000 Weatherford
International Ltd. 6.75%
(c)
10/15/2033 281,165
229,000 WEC Energy Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.91%) 5.63% 05/15/2056 224,651
730,000
Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 742,608

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
656,000 Wells Fargo & Co.
(SOFR + 1.34%) 4.89% 09/15/2036 638,498
263,000 WESCO Distribution,
Inc. 6.38%
(c)
03/15/2033 268,161
95,000 WESCO Distribution,
Inc. 5.50%
(c)
04/15/2034 93,798
201,000 Western Midstream
Operating LP 5.50% 12/15/2035 197,780
512,000 Westinghouse Air
Brake Technologies
Corp. 4.90% 05/29/2030 517,769
125,000 Whirlpool Corp. 6.50% 06/15/2033 118,579
346,000 Williams Cos., Inc.
(The) 5.95% 03/15/2056 340,780
349,000 Willis North America,
Inc. 4.55% 03/15/2031 344,159
100,000 Windstream Services
LLC 8.25%
(c)
10/01/2031 104,584
231,000 Workday, Inc. 3.80% 04/01/2032 214,523
185,000 WR Grace Holdings
LLC 5.63%
(c)
08/15/2029 170,327
250,000 WRKCo, Inc. 4.90% 03/15/2029 252,426
210,000 XHR LP 6.63%
(c)
05/15/2030 212,280
160,000 XPO, Inc. 7.13%
(c)
06/01/2031 164,915
319,000 Zoetis, Inc. 4.70% 02/01/2043 284,723
Total U.S. Corporate Bonds
(Cost $95,704,889) 95,346,856
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 21.3%
FHLMC REMICS ,
1,850,681 Series 5015-CG 1.00% 09/25/2050 1,475,265
FHLMC UMBS ,
3,573,414 Pool QY4482 5.50% 06/01/2055 3,610,171
1,556,943 Pool RA7939 5.00% 09/01/2052 1,546,723
1,078,087 Pool SD2347 5.50% 02/01/2053 1,101,665
2,756,229 Pool SD2969 2.50% 05/01/2052 2,372,336
1,391,696 Pool SD3033 5.50% 05/01/2053 1,433,272
5,367,043 Pool SD3081 5.50% 06/01/2053 5,448,995
1,355,818 Pool SD3803 2.00% 02/01/2052 1,119,431
1,239,564 Pool SD3892 5.50% 09/01/2053 1,263,038
1,001,331 Pool SD4301 6.00% 11/01/2053 1,041,136
816,548 Pool SD4888 6.00% 02/01/2054 847,032
2,437,534 Pool SD5249 5.50% 04/01/2054 2,493,557
3,624,803 Pool SD5573 3.00% 08/01/2052 3,221,817
1,872,007 Pool SD5617 6.00% 06/01/2054 1,944,965
2,604,976 Pool SD6002 5.50% 07/01/2054 2,673,422
2,303,134 Pool SD6977 4.50% 03/01/2049 2,265,652
1,307,380 Pool SD7553 3.00% 03/01/2052 1,168,714
1,961,786 Pool SD7556 3.00% 08/01/2052 1,748,104
1,119,323 Pool SD8146 2.00% 05/01/2051 910,471
2,327,091 Pool SD8276 5.00% 12/01/2052 2,307,757
4,028,753 Pool SL0638 2.50% 02/01/2052 3,450,670
2,160,061 Pool SL1124 6.00% 04/01/2055 2,217,868
2,015,285 Pool SL1712 6.00% 12/01/2054 2,075,427
2,899,625 Pool SL2456 5.50% 08/01/2055 2,934,301
3,569,868 Pool SL3934 5.00% 02/01/2053 3,540,209
FNMA ,
1,940,000 Pool BS9945 6.13% 11/01/2033 2,083,864
1,603,000 Pool BZ0238 5.79% 01/01/2029 1,618,814
2,053,000 Pool BZ3117 5.06% 03/01/2035 2,114,823
2,010,000 Pool BZ3627 4.90% 04/01/2030 2,028,997
1,366,000 Pool BZ4051 5.10% 03/01/2030 1,375,927
FNMA ACES ,
1,909,000 Series 2022-M2-A2 2.40% 11/25/2031 1,737,321
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FNMA REMICS ,
1,298,047 Series 2018-62-B 3.50% 09/25/2048 1,181,330
FNMA UMBS ,
2,888,010 Pool CA6032 2.50% 06/01/2050 2,480,037
5,276,451 Pool CA6275 2.00% 07/01/2050 4,344,769
2,103,789 Pool CA8494 2.00% 01/01/2051 1,729,659
1,953,729 Pool CB3240 3.00% 04/01/2052 1,738,867
1,539,523 Pool CB4573 5.00% 09/01/2052 1,526,312
749,936 Pool CB7781 5.50% 01/01/2054 756,229
1,373,768 Pool CB8692 5.50% 06/01/2054 1,409,864
3,316,385 Pool CB8851 6.00% 07/01/2054 3,439,212
4,389,554 Pool FA0561 5.00% 01/01/2055 4,385,187
766,806 Pool FA1142 6.00% 10/01/2054 791,438
2,501,299 Pool FA1622 2.50% 06/01/2052 2,120,954
627,493 Pool FA2510 5.50% 08/01/2055 637,268
4,699,874 Pool FA3443 2.00% 05/01/2052 3,856,377
2,903,489 Pool FA4225 5.00% 02/01/2053 2,879,515
1,773,536 Pool FA4457 2.00% 02/01/2052 1,451,964
4,507,039 Pool FM6660 2.50% 03/01/2051 3,813,226
1,777,534 Pool FM9785 2.00% 12/01/2051 1,447,716
2,243,472 Pool FS3708 5.00% 01/01/2053 2,228,400
986,242 Pool FS5082 5.00% 02/01/2053 989,936
1,539,606 Pool FS5420 2.50% 03/01/2052 1,322,488
1,587,736 Pool FS5600 2.50% 06/01/2052 1,366,601
3,912,312 Pool FS5719 3.00% 05/01/2052 3,501,136
810,655 Pool FS6309 6.00% 12/01/2053 848,761
2,428,356 Pool FS6517 2.50% 04/01/2052 2,094,101
2,580,558 Pool FS7738 6.00% 03/01/2054 2,689,887
1,331,285 Pool FS8659 5.50% 07/01/2054 1,359,344
3,266,284 Pool FS9708 3.00% 06/01/2052 2,919,836
890,535 Pool FS9728 3.00% 03/01/2052 797,080
3,281,097 Pool MA5553 5.50% 12/01/2054 3,299,444
FNMA, Other ,
1,204,628 Pool BS9685 5.63% 10/01/2033 1,265,336
GNMA ,
985,813 Pool 785717 3.00% 11/20/2051 875,173
2,775,219 Pool 785805 2.50% 12/20/2051 2,384,033
2,406,892 Pool 786184 3.00% 02/20/2052 2,129,266
710,995 Pool 786227 3.00% 04/20/2052 629,845
1,468,152 Pool 786726 2.00% 03/20/2051 1,194,830
2,346,116 Pool 787800 2.50% 12/20/2050 1,992,458
3,910,202 Pool 787829 2.50% 03/20/2052 3,371,184
1,561,073 Pool 787830 2.50% 12/20/2050 1,338,184
3,131,204 Pool 787831 2.50% 10/20/2050 2,671,301
2,213,585 Pool 787860 3.00% 05/20/2051 1,985,699
1,605,828 Pool MA5191 3.50% 05/20/2048 1,506,954
588,129 Series 2013-116-WU 3.00% 12/20/2042 581,983
952,240 Series 2021-58-HP 3.00% 08/20/2050 845,930
860,479 Series 2022-23-BA 3.00% 05/20/2049 797,278
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $151,227,355) 152,148,136
U.S. GOVERNMENT AND AGENCY OBLIGATIONS 17.5%
8,700,000 U.S. Treasury Bonds 1.13% 05/15/2040 5,483,379
11,000,000 U.S. Treasury Bonds 1.38% 11/15/2040 7,089,199
3,000,000 U.S. Treasury Bonds 1.88% 02/15/2041 2,079,434
1,315,000 U.S. Treasury
Inflation Linked
Notes 0.38% 07/15/2027 1,748,435
1,995,000 U.S. Treasury
Inflation Linked
Notes 1.63% 10/15/2027 2,225,166

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,335,000 U.S. Treasury
Inflation Linked
Notes 0.50% 01/15/2028 1,747,147
4,800,000 U.S. Treasury Notes 0.75% 01/31/2028 4,540,781
37,750,000 U.S. Treasury Notes 0.63% 05/15/2030 33,072,539
39,500,000 U.S. Treasury Notes 0.63% 08/15/2030 34,308,682
37,000,000 U.S. Treasury Notes 0.88% 11/15/2030 32,256,484
Total U.S. Government and Agency Obligations
(Cost $124,490,092) 124,551,246
AFFILIATED MUTUAL FUNDS  4.9%
2,052,015 DoubleLine Emerging
Markets Local
Currency Bond Fund 19,124,775
1,853,272 DoubleLine Global
Bond Fund 15,956,672
Total Affiliated Mutual Funds
(Cost $36,152,000) 35,081,447
SHORT TERM INVESTMENTS 3.2%
22,988,988 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(h)
22,988,988
Total Short Term Investments
(Cost $22,988,988) 22,988,988
Total Investments 100.3%
(Cost $714,820,090) 714,658,495
Liabilities in Excess of Other Assets (0.3)% (2,370,333)
NET ASSETS 100.0% $712,288,162
A
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 21.3%
US Government and Agency Obligations 17.5
Non-Agency Residential Collateralized Mortgage Obligations 10.7
Asset Backed Obligations 7.6
Non-Agency Commercial Mortgage Backed Obligations 6.9
Affiliated Mutual Funds 4.9
Collateralized Loan Obligations 3.6
Short Term Investments 3.2
Banks 2.5
Oil, Gas & Consumable Fuels 1.8
Electric Utilities 1.7
Hotels, Restaurants & Leisure 1.0
Metals & Mining 0.8
Consumer Finance 0.7
Media 0.7
Insurance 0.7
Ground Transportation 0.6
Diversified Telecommunication Services 0.6
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.6
Specialty Retail 0.5
Software 0.5
Capital Markets 0.5
Pharmaceuticals 0.5
Health Care Equipment & Supplies 0.5
Food Products 0.5
Commercial Services & Supplies 0.5
Health Care Providers & Services 0.5
.
INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Building Products 0.4%
Multi-Utilities 0.4
Aerospace & Defense 0.4
Financial Services 0.4
Construction & Engineering 0.4
Semiconductors & Semiconductor Equipment 0.4
Electrical Equipment 0.3
Transportation Infrastructure 0.3
Professional Services 0.3
Trading Companies & Distributors 0.3
Machinery 0.3
Independent Power and Renewable Electricity Producers 0.3
Marine Transportation 0.2
Energy Equipment & Services 0.2
Chemicals 0.2
Diversified Consumer Services 0.2
IT Services 0.2
Entertainment 0.2
Specialized REITs 0.2
Wireless Telecommunication Services 0.2
Containers & Packaging 0.2
Consumer Staples Distribution & Retail 0.2
Automobile Components 0.2
Electronic Equipment, Instruments & Components 0.2
Tobacco 0.2
Passenger Airlines 0.2
Distributors 0.1
Biotechnology 0.1
Construction Materials 0.1
Electric 0.1
Diversified REITs 0.1
Hotel & Resort REITs 0.1
Retail REITs 0.1
Communications Equipment 0.1
Health Care REITs 0.1
Automobiles 0.1
Broadline Retail 0.1
Leisure Products 0.1
Household Durables 0.1
Residential REITs 0.1
Personal Care Products 0.1
Paper & Forest Products 0.1
Airlines 0.1
Industrial REITs 0.1
Life Sciences Tools & Services 0.1
Real Estate Management & Development 0. 0
(a)
Household Products 0.0
(a)
Gas Utilities 0.0
(a)
Mortgage Real Estate Investment Trusts (REITs) 0.0
(a)
Water Utilities 0.0
(a)
Banking 0.0
(a)
Technology Hardware, Storage & Peripherals 0.0
(a)
Food and Beverage 0.0
(a)
Beverages 0.0
(a)
Health Care Technology 0.0
(a)
Common Stocks 0.0
(a)
Other Assets and Liabilities (0.3)
100.0%

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
(a) Represents less than 0.05% of net assets.
(b) Value determined using significant unobservable inputs.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to approximately $225,355,020 or
31.64% of net assets.
(d) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e) Perpetual maturity. The date disclosed is the next call date of the security.
(f) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g) Interest only security.
(h) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
ACES Alternative Credit Enhancement Securities
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized Appreciation
(Depreciation) / Value
U.S. Treasury Ultra Bonds Short (243) 06/18/2026 $ (28,324,688) $ 776,228
U.S. Treasury 10 Year Ultra Bonds Short (45) 06/18/2026 (5,108,203) 93,243
U.S. Treasury 5 Year Notes Long 190 06/30/2026 20,554,141 (201,094)
U.S. Treasury Long Bonds Long 575 06/18/2026 65,478,125 (1,718,627)
U.S. Treasury 2 Year Notes Long 1,755 06/30/2026 364,066,523 (2,492,962)
$(3,543,212)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Opportunistic Core Bond ETF's investments in affiliated mutual funds for the period ended March 31, 2026 is as follows:
    Fund
Value at
September 30 ,
2025
Gross
Purchases
Gross
Sales
Net Realized
Gain (Loss)
for the period
Ended March
31 ,
2026
Change in
Unrealized
for the period
Ended March
31 ,
2026
Value
at March 31 ,
2026
Shares Held
at March 31 ,
2026
Dividend
Income
Earned for
the
period Ended
March 31 ,
2026
DoubleLine Global Bond Fund $ 13,100,000 $ 3,321,000 $ — $ — $ (464,328) $ 15,956,672 1,853,272 $ 250,544
DoubleLine Emerging Markets Local
Currency Bond Fund 5,238,738 14,631,000 — — (744,963) 19,124,775 2,052,015 376,626
$ 18,338,738 $ 17,952,000 $ — $ — $(1,209,291) $35,081,447 3,905,287 $ 627,170

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
March 31, 2026

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AUTOMOBILE COMPONENTS 0.1%
3,518 Aptiv plc
(a)
244,290
AUTOMOBILES 5.4%
64,532 Ford Motor Co. 744,699
15,272 General Motors Co. 1,137,764
32,984 Tesla, Inc.
(a)
12,261,802
14,144,265
BIOTECHNOLOGY 4.7%
21,524 AbbVie, Inc. 4,681,254
6,562 Amgen, Inc. 2,308,840
1,798 Biogen, Inc.
(a)
329,627
15,167 Gilead Sciences, Inc. 2,113,825
2,024 Incyte Corp.
(a)
190,499
4,226 Moderna, Inc.
(a)
214,681
1,233 Regeneron Pharmaceuticals, Inc. 952,665
3,102 Vertex Pharmaceuticals, Inc.
(a)
1,385,167
12,176,558
BROADLINE RETAIL 5.9%
70,975 Amazon.com, Inc.
(a)
14,781,963
7,387 eBay, Inc. 672,365
15,454,328
CONSUMER STAPLES DISTRIBUTION & RETAIL 0.0%
(b)
35,955 Walgreens Boots Alliance, Inc., CVR
(a)(c)
19,056
DISTRIBUTORS 0.1%
2,283 Genuine Parts Co. 241,427
539 Pool Corp. 109,056
350,483
DIVERSIFIED REITS 0.3%
11,357 WP Carey, Inc. 771,822
DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
126,344 AT&T, Inc. 3,662,713
112,327 Comcast Corp. - Class A 3,224,908
77,197 Verizon Communications, Inc. 3,875,289
10,762,910
ENTERTAINMENT 7.0%
15,174 Electronic Arts, Inc. 3,093,523
14,053 Live Nation Entertainment, Inc.
(a)
2,143,223
40,236 Netflix, Inc.
(a)
3,868,692
12,541 Take-Two Interactive Software, Inc.
(a)
2,476,848
5,853 TKO Group Holdings, Inc. - Class A 1,180,257
28,223 Walt Disney Co. (The) 2,720,133
104,442 Warner Bros Discovery, Inc.
(a)
2,867,977
18,350,653
HEALTH CARE EQUIPMENT & SUPPLIES 4.7%
21,362 Abbott Laboratories 2,193,238
823 Align Technology, Inc.
(a)
141,087
6,318 Baxter International, Inc. 106,142
3,525 Becton Dickinson & Co. 554,236
18,128 Boston Scientific Corp.
(a)
1,137,532
2,453 Cooper Cos., Inc. (The)
(a)
175,390
4,785 Dexcom, Inc.
(a)
300,498
7,122 Edwards Lifesciences Corp.
(a)
570,330
5,586 GE HealthCare Technologies, Inc. 397,611
2,735 Hologic, Inc.
(a)
206,739
982 IDEXX Laboratories, Inc.
(a)
551,776
866 Insulet Corp.
(a)
181,721
4,338 Intuitive Surgical, Inc.
(a)
1,999,775
SHARES SECURITY DESCRIPTION VALUE $
15,699 Medtronic plc 1,360,318
1,782 ResMed, Inc. 400,023
1,800 Solventum Corp.
(a)
117,540
1,194 STERIS plc 264,029
4,241 Stryker Corp. 1,393,550
2,439 Zimmer Biomet Holdings, Inc. 220,534
12,272,069
HEALTH CARE PROVIDERS & SERVICES 4.1%
2,925 Cardinal Health, Inc. 618,082
2,365 Cencora, Inc. 742,941
5,712 Centene Corp.
(a)
187,011
3,273 Cigna Group (The) 873,073
15,597 CVS Health Corp. 1,120,177
434 DaVita, Inc.
(a)
66,701
2,722 Elevance Health, Inc. 796,866
1,956 HCA Healthcare, Inc. 925,657
1,226 Henry Schein, Inc.
(a)
90,356
1,472 Humana, Inc. 255,230
1,020 Labcorp Holdings, Inc. 272,146
1,515 McKesson Corp. 1,311,020
627 Molina Healthcare, Inc.
(a)
83,579
1,365 Quest Diagnostics, Inc. 267,513
11,127 UnitedHealth Group, Inc. 3,010,855
676 Universal Health Services, Inc. - Class B 120,984
10,742,191
HEALTH CARE REITS 4.0%
8,042 Alexandria Real Estate Equities, Inc. 373,310
18,085 Healthcare Realty Trust, Inc. - Class A 307,264
35,846 Healthpeak Properties, Inc. 588,950
15,313 Omega Healthcare Investors, Inc. 671,016
12,938 Sabra Health Care REIT, Inc. 248,798
24,278 Ventas, Inc. 1,985,455
32,062 Welltower, Inc. 6,338,977
10,513,770
HOTEL & RESORT REITS 0.2%
33,235 Host Hotels & Resorts, Inc. 636,783
HOTELS, RESTAURANTS & LEISURE 6.1%
7,011 Airbnb, Inc. - Class A
(a)
885,349
531 Booking Holdings, Inc. 2,235,680
17,789 Carnival Corp. 460,379
21,782 Chipotle Mexican Grill, Inc. - Class A
(a)
697,242
1,920 Darden Restaurants, Inc. 376,397
513 Domino's Pizza, Inc. 184,059
6,177 DoorDash, Inc. - Class A
(a)
927,477
1,915 Expedia Group, Inc. 442,154
3,811 Hilton Worldwide Holdings, Inc. 1,158,849
5,009 Las Vegas Sands Corp. 269,885
3,649 Marriott International, Inc. - Class A 1,193,478
10,384 McDonald's Corp. 3,227,243
3,376 MGM Resorts International
(a)
124,946
7,463 Norwegian Cruise Line Holdings Ltd.
(a)
139,558
4,178 Royal Caribbean Cruises Ltd. 1,149,702
18,685 Starbucks Corp. 1,673,989
1,384 Wynn Resorts Ltd. 140,545
4,574 Yum! Brands, Inc. 711,166
15,998,098
HOUSEHOLD DURABLES 0.9%
4,496 DR Horton, Inc. 616,941
2,686 Garmin Ltd. 623,180
3,548 Lennar Corp. - Class A 308,108
47
NVR, Inc.
(a)
309,722

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
3,212 PulteGroup, Inc. 377,763
2,235,714
INDUSTRIAL REITS 3.0%
14,706 Americold Realty Trust, Inc. 168,531
2,758 EastGroup Properties, Inc. 510,478
6,850 First Industrial Realty Trust, Inc. 396,273
2,955 Lineage, Inc. 96,806
45,076 Prologis, Inc. 5,958,145
11,910 Rexford Industrial Realty, Inc. 389,814
9,665 STAG Industrial, Inc. 348,520
7,868,567
INTERACTIVE MEDIA & SERVICES 9.6%
23,549 Alphabet, Inc. - Class A 6,771,750
18,830 Alphabet, Inc. - Class C 5,401,574
21,218 Match Group, Inc. 651,605
20,719 Meta Platforms, Inc. - Class A 11,853,961
24,678,890
LEISURE PRODUCTS 0.1%
2,193 Hasbro, Inc. 205,265
LIFE SCIENCES TOOLS & SERVICES 2.2%
3,460 Agilent Technologies, Inc. 394,371
1,903 Bio-Techne Corp. 99,451
603 Charles River Laboratories International, Inc.
(a)
104,018
7,655 Danaher Corp. 1,451,388
2,096 IQVIA Holdings, Inc.
(a)
357,452
250 Mettler-Toledo International, Inc.
(a)
315,300
1,384 Revvity, Inc. 121,252
4,580 Thermo Fisher Scientific, Inc. 2,251,207
1,213 Waters Corp.
(a)
361,231
886 West Pharmaceutical Services, Inc. 222,067
5,677,737
MEDIA 3.0%
7,897 Charter Communications, Inc. - Class A
(a)
1,704,805
18,516 Fox Corp. - Class A 1,081,334
13,191 Fox Corp. - Class B 700,442
33,422 News Corp. - Class A 833,210
11,004 News Corp. - Class B 313,724
28,528 Omnicom Group, Inc. 2,148,445
28,210 Paramount Skydance Corp. - Class B 254,454
39,286 Trade Desk, Inc. (The) - Class A
(a)
891,399
7,927,813
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.7%
55,560 AGNC Investment Corp. 557,267
35,324 Annaly Capital Management, Inc. 747,103
28,704 Rithm Capital Corp. 272,114
18,060 Starwood Property Trust, Inc. 310,993
1,887,477
OFFICE REITS 0.4%
7,625 BXP, Inc. 395,737
8,750 Cousins Properties, Inc. 197,488
5,651 Kilroy Realty Corp. 159,415
8,393 Vornado Realty Trust 218,134
970,774
PHARMACEUTICALS 9.2%
25,015 Bristol-Myers Squibb Co. 1,517,160
9,741 Eli Lilly & Co. 8,959,479
29,413 Johnson & Johnson 7,189,713
30,395 Merck & Co., Inc. 3,656,215
69,670 Pfizer, Inc. 1,956,334
SHARES SECURITY DESCRIPTION VALUE $
14,096 Viatris, Inc. 190,437
5,429 Zoetis, Inc. - Class A 641,762
24,111,100
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.6%
15,177 CBRE Group, Inc. - Class A
(a)
2,055,876
22,085 CoStar Group, Inc.
(a)
890,909
2,464 Jones Lang LaSalle, Inc.
(a)
749,844
2,597 Zillow Group, Inc. - Class A
(a)
107,490
9,110 Zillow Group, Inc. - Class C
(a)
376,972
4,181,091
RESIDENTIAL REITS 2.9%
16,884 American Homes 4 Rent - Class A 471,401
7,331 AvalonBay Communities, Inc. 1,197,520
5,534 Camden Property Trust 540,450
10,049 Equity LifeStyle Properties, Inc. 627,259
17,922 Equity Residential 1,060,086
3,337 Essex Property Trust, Inc. 807,554
29,317 Invitation Homes, Inc. 728,527
6,060 Mid-America Apartment Communities, Inc. 740,047
6,017 Sun Communities, Inc. 757,901
15,546 UDR, Inc. 525,144
7,455,889
RETAIL REITS 3.4%
5,948 Agree Realty Corp. 448,360
15,869 Brixmor Property Group, Inc. 457,027
4,070 Federal Realty Investment Trust 432,275
35,071 Kimco Realty Corp. 788,045
9,840 NNN REIT, Inc. 413,575
46,991 Realty Income Corp. 2,874,909
8,511 Regency Centers Corp. 643,942
15,439 Simon Property Group, Inc. 2,879,838
8,937,971
SPECIALIZED REITS 8.2%
16,255 American Tower Corp. 2,805,288
22,494 Crown Castle, Inc. 1,828,987
11,853 CubeSmart 434,412
16,759 Digital Realty Trust, Inc. 3,020,139
3,291 Equinix, Inc. 3,225,971
11,022 Extra Space Storage, Inc. 1,445,315
14,675 Gaming and Leisure Properties, Inc. 651,130
15,281 Iron Mountain, Inc. 1,560,801
4,494 Lamar Advertising Co. - Class A 569,210
8,006 Millrose Properties, Inc. - Class A 224,168
8,195 Public Storage 2,219,862
5,530 SBA Communications Corp. - Class A 951,768
55,361 VICI Properties, Inc. - Class A 1,512,463
37,643 Weyerhaeuser Co. 919,618
21,369,132
SPECIALTY RETAIL 5.5%
271 AutoZone, Inc.
(a)
915,378
3,236 Best Buy Co., Inc. 207,751
2,299 Carvana Co. - Class A
(a)
722,760
11,694 Home Depot, Inc. (The) 3,846,040
9,217 Lowe's Cos., Inc. 2,177,793
13,857 O'Reilly Automotive, Inc.
(a)
1,279,140
5,361 Ross Stores, Inc. 1,161,353
18,331 TJX Cos., Inc. (The) 2,927,461
8,707 Tractor Supply Co. 394,427
737 Ulta Beauty, Inc.
(a)
385,237
1,967 Williams-Sonoma, Inc. 358,643
14,375,983

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
SHARES SECURITY DESCRIPTION VALUE $
TEXTILES, APPAREL & LUXURY GOODS 0.9%
2,385 Deckers Outdoor Corp.
(a)
238,715
1,765 Lululemon Athletica, Inc.
(a)
270,222
19,504 NIKE, Inc. - Class B 1,030,200
643 Ralph Lauren Corp. - Class A 221,186
3,366 Tapestry, Inc. 474,976
2,235,299
WIRELESS TELECOMMUNICATION SERVICES 1.3%
15,796 T-Mobile US, Inc. 3,317,634
Total Common Stocks
(Cost $266,801,631) 259,873,612
SHORT TERM INVESTMENTS 0.3%
680,605 JPMorgan U.S. Government Money
Market Fund - Class IM 3.60%
(d)
680,605
Total Short Term Investments
(Cost $680,605) 680,605
Total Investments 99.9%
(Cost $267,482,236) 260,554,217
Other Assets in Excess of Liabilities 0.1% 176,847
NET ASSETS 100.0% $260,731,064
(a) Non-income producing security.
(b) Represents less than 0.05% of net assets.
(c) Value determined using significant unobservable inputs.
(d) Seven-day yield as of period end.
Abbreviations:
CVR Contingent Value Rights

Schedule of Investments DoubleLine Commercial Real Estate Debt ETF
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 19.9%
ACRES LLC ,
2,000,000 Series 2025-FL3-A
(CME Term SOFR 1
Month + 1.62%) 5.30%
(a)
08/18/2040 2,005,082
Arbor Realty Collateralized Loan Obligation Ltd. ,
3,100,000 Series 2025-BTR1-A
(CME Term SOFR 1
Month + 1.93%) 5.60%
(a)
01/20/2041 3,105,168
2,000,000 Series 2025-BTR1-AS
(CME Term SOFR 1
Month + 2.64%) 6.31%
(a)
01/20/2041 2,002,966
Arbor Realty Commercial Real Estate Notes LLC ,
1,456,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.17%
(a)
09/20/2043 1,457,816
Arbor Realty Commercial Real Estate Notes Ltd. ,
1,800,538 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.46% Floor) 5.14%
(a)
11/15/2036 1,802,806
644,565 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 5.12%
(a)
01/15/2037 645,383
AREIT LLC ,
360,131 Series 2022-CRE7-A
(CME Term SOFR 1
Month + 2.24%) 5.92%
(a)
06/17/2039 360,778
3,000,000 Series 2025-CRE11-A
(CME Term SOFR 1
Month + 1.55%) 5.23%
(a)
07/25/2043 3,005,379
BDS LLC ,
2,000,000 Series 2025-FL16-C
(CME Term SOFR 1
Month + 2.10%) 5.78%
(a)
06/19/2043 1,997,018
BDS Ltd. ,
83,447 Series 2021-FL10-A
(CME Term SOFR 1
Month + 1.46%) 5.14%
(a)
12/16/2036 83,661
BSPDF Issuer LLC ,
1,000,000 Series 2025-FL2-A
(CME Term SOFR 1
Month + 1.52%) 5.20%
(a)
12/15/2042 1,003,046
BSPRT Issuer LLC ,
2,500,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 0.00%
(a)
10/18/2043 2,506,250
BSPRT Issuer Ltd. ,
1,208,721 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 5.93%
(a)
09/15/2035 1,211,801
BXMT Ltd. ,
28,404 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.26%,
1.01% Floor) 4.94%
(a)
02/15/2038 28,419
1,750,000 Series 2020-FL2-B
(CME Term SOFR 1
Month + 1.76%) 5.44%
(a)
02/15/2038 1,747,251
3,000,000 Series 2026-FL6-A
(CME Term SOFR 1
Month + 1.45%) 5.13%
(a)
08/19/2043 3,002,835
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FS Rialto ,
463,549 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 5.01%
(a)
05/16/2038 464,105
1,250,000 Series 2021-FL2-AS
(CME Term SOFR 1
Month + 1.66%) 5.34%
(a)
05/16/2038 1,252,765
837,320 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 5.04%
(a)
11/16/2036 839,102
3,500,000 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.66%) 5.34%
(a)
11/16/2036 3,505,155
1,300,000 Series 2021-FL3-C
(CME Term SOFR 1
Month + 2.16%) 5.84%
(a)
11/16/2036 1,304,472
GPMT Ltd. ,
1,960,423 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.96%) 5.64%
(a)
07/16/2035 1,963,838
4,400,250 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.14%
(a)
12/15/2036 4,414,027
1,320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor) 5.49%
(a)
12/15/2036 1,322,783
1,000,000 Series 2021-FL4-B
(CME Term SOFR 1
Month + 2.06%) 5.74%
(a)
12/15/2036 996,914
GS REFT Issuer Ltd. ,
3,500,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.17%
(a)
04/19/2043 3,508,750
INCREF LLC ,
2,500,000 Series 2025-FL1-A
(CME Term SOFR 1
Month + 1.73%) 5.41%
(a)
10/19/2042 2,506,585
KREF Ltd. ,
837,029 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 4.86%
(a)
02/15/2039 839,011
3,000,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(a)
02/15/2039 3,005,241
100,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor) 5.79%
(a)
02/15/2039 99,883
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor) 5.58%
(a)
02/17/2039 250,719
250,000 Series 2022-FL3-B
(CME Term SOFR
1 Month + 2.10%,
2.10% Floor) 5.78%
(a)
02/17/2039 250,823
LMNT CRE LLC ,
3,000,000 Series 2025-FL3-C
(CME Term SOFR 1
Month + 2.75%) 6.42%
(a)
07/21/2043 3,036,948

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate Debt ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LoanCore Issuer Ltd. ,
512,126 Series 2021-CRE5-AS
(CME Term SOFR
1 Month + 1.86%,
1.86% Floor) 5.54%
(a)
07/15/2036 514,730
101,093 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(a)
11/15/2038 101,349
1,600,000 Series 2021-CRE6-C
(CME Term SOFR 1
Month + 2.41%) 6.09%
(a)
11/15/2038 1,604,839
MF1 LLC ,
5,000,000 Series
2026-FL21-ASFX 5.12%
(a)
02/18/2041 5,002,305
MF1 Ltd. ,
2,530,539 Series 2022-FL8-A
(CME Term SOFR 1
Month + 1.35%) 5.03%
(a)
02/19/2037 2,533,689
1,430,000 Series 2022-FL8-AS
(CME Term SOFR 1
Month + 1.75%) 5.43%
(a)
02/19/2037 1,431,160
MF1 Multifamily Housing Mortgage Loan Trust ,
230,767 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 4.87%
(a)
10/16/2036 231,016
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 5.54%
(a)
10/16/2036 1,001,277
PFP Ltd. ,
3,000,000 Series 2026-13-A
(CME Term SOFR 1
Month + 1.50%) 5.18%
(a)
08/18/2043 3,006,195
STWD Ltd. ,
3,000,000 Series 2021-FL2-AS
(CME Term SOFR 1
Month + 1.56%) 5.24%
(a)
04/18/2038 3,002,877
164,364 Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor) 5.02%
(a)
11/15/2038 164,561
TRTX Issuer Ltd. ,
1,488,015 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor) 5.33%
(a)
02/15/2039 1,489,868
2,100,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor) 5.83%
(a)
02/15/2039 2,102,612
3,000,000 Series 2022-FL5-B
(CME Term SOFR 1
Month + 2.45%) 6.13%
(a)
02/15/2039 3,005,547
Total Collateralized Loan Obligations
(Cost $80,302,816) 80,718,805
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 62.4%
1211 Avenue of the Americas Trust ,
1,600,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 1,533,800
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor) 4.85%
(a)
09/15/2034 1,492,877
Arbor Multifamily Mortgage Securities Trust ,
1,454,000 Series 2021-MF2-ASB 2.24%
(a)
06/15/2054 1,376,911
ARDN Mortgage Trust ,
1,860,000 Series 2025-ARCP-A
(CME Term SOFR 1
Month + 1.75%) 5.42%
(a)
06/15/2035 1,855,654
BAMLL Commercial Mortgage Securities Trust ,
2,000,000 Series 2015-HAUL-B 4.31%
(a)
07/07/2043 1,954,057
BANK ,
536,360 Series 2017-BNK5-A4 3.13% 06/15/2060 530,495
334,922 Series 2018-BN14-A2 4.13% 09/15/2060 332,841
969,015 Series 2019-BN19-A2 2.93% 08/15/2061 927,711
1,044,735 Series
2021-BN32-ASB 2.33% 04/15/2054 993,931
638,528 Series 2021-BN36-A2 2.13% 09/15/2064 629,418
86,987 Series 2021-BN37-A1 1.19% 11/15/2064 86,349
400,000 Series
2021-BN38-ASB 2.51% 12/15/2064 376,384
312,857 Series
2022-BNK39-A1 1.74% 02/15/2055 309,499
1,130,048 Series
2023-BNK46-A1 6.01% 08/15/2056 1,143,354
1,419,625 Series
2024-BNK47-A1 5.52% 06/15/2057 1,440,030
2,274,453 Series
2025-BNK49-A1 4.77% 03/15/2058 2,280,445
2,599,710 Series
2025-BNK50-A1 4.73% 05/15/2068 2,604,093
BANK5 ,
3,000,000 Series 2023-5YR1-A3 6.26%
(b)
04/15/2056 3,081,221
244,671 Series 2023-5YR2-A1 6.20% 07/15/2056 248,076
3,000,000 Series 2023-5YR2-A3 6.66%
(b)
07/15/2056 3,115,584
3,000,000 Series 2023-5YR2-AS 7.14%
(b)
07/15/2056 3,135,711
1,500,000 Series 2024-5YR10-A3 5.30% 10/15/2057 1,529,405
3,500,000 Series 2024-5YR12-A3 5.90%
(b)
12/15/2057 3,637,050
3,880,199 Series 2024-5YR5-A3 5.70% 02/15/2029 3,980,563
608,696 Series 2024-5YR7-A1 5.82% 06/15/2057 616,492
1,351,738 Series 2024-5YR8-A1 5.19% 08/15/2057 1,365,146
1,000,000 Series 2024-5YR9-A3 5.61% 08/15/2057 1,028,631
826,167 Series 2025-5YR14-A1 4.82% 04/15/2058 827,726
19,595,846 Series 2025-5YR17-XA 1.19%
(b)(c)
11/15/2058 914,346
43,582,056 Series 2025-5YR18-XA 1.05%
(b)(c)
12/15/2058 1,897,214
19,957,000 Series 2025-5YR19-XA 1.13%
(b)(c)
12/15/2058 941,352
52,717,058 Series 2026-5YR20-XA 1.31%
(b)(c)
02/15/2059 2,931,638
3,109,000 Series 2026-5YR21-A1 4.78% 04/15/2059 3,114,934
47,490,000 Series 2026-5YR21-XA 1.00%
(b)(c)
04/15/2059 1,668,480
BANK5 Trust ,
1,412,250 Series 2024-5YR6-A1 5.86% 05/15/2057 1,436,285
1,248,000 Series 2024-5YR6-A3 6.23% 05/15/2057 1,298,953
BBCMS Mortgage Trust ,
33,975 Series 2017-C1-ASB 3.49% 02/15/2050 33,826
3,250,000 Series 2023-5C23-A3 6.68%
(b)
12/15/2056 3,402,389
674,189 Series 2024-5C25-A1 5.49% 03/15/2057 681,110
2,500,000 Series 2024-5C25-AS 6.36%
(b)
03/15/2057 2,594,356
1,161,282 Series 2024-C24-A1 5.23% 02/15/2057 1,167,838
1,529,273 Series 2024-C28-A1 4.91% 09/15/2057 1,536,274
1,101,622 Series 2025-5C34-A1 4.81% 05/15/2058 1,105,210
19,622,738 Series 2025-5C34-XA 1.17%
(b)(c)
05/15/2058 839,249
21,354,804 Series 2025-5C36-XA 1.07%
(b)(c)
08/15/2058 879,410

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
14,246,235
Series 2025-5C37-XA
1.66%
(a)
(b)(c)
09/15/2058 900,265
31,690,000 Series 2025-5C38-XA 1.46%
(b)(c)
11/15/2058 1,874,571
2,952,729 Series 2026-5C40-A1 4.43% 02/15/2059 2,933,743
36,226,786 Series 2026-5C40-XA 1.23%
(b)(c)
02/15/2059 1,912,195
Benchmark Mortgage Trust ,
500,000 Series 2018-B7-A3 4.24% 05/15/2053 495,680
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,298,765
449,575 Series 2019-B13-ASB 2.89% 08/15/2057 438,435
11,218,021 Series 2019-B14-XA 0.74%
(b)(c)
12/15/2062 206,524
668,274 Series 2019-B15-A2 2.91% 12/15/2072 645,966
288,497 Series 2020-B22-ASB 1.73% 01/15/2054 272,910
2,630,863 Series 2021-B24-ASB 2.26% 03/15/2054 2,501,253
1,230,802 Series 2021-B25-A3 1.91% 04/15/2054 1,134,488
2,500,000 Series 2023-B38-A2 5.63% 04/15/2056 2,528,661
774,878 Series 2023-V2-A2 5.36% 05/15/2055 782,988
167,341 Series 2024-V10-A1 4.48% 09/15/2057 166,955
3,000,000 Series 2024-V11-A3 5.91%
(b)
11/15/2057 3,118,084
157,317 Series 2024-V12-A1 5.05% 12/15/2057 158,598
215,205 Series 2024-V5-A1 5.32% 01/10/2057 217,176
3,000,000 Series 2024-V5-A3 5.81% 01/10/2057 3,085,694
1,618,567 Series 2024-V7-A1 5.63% 05/15/2056 1,640,959
668,965 Series 2024-V8-A1 5.51% 07/15/2057 677,447
1,500,000 Series 2024-V8-A3 6.19%
(b)
07/15/2057 1,560,874
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,053,066
300,000 Series 2025-V13-A1 5.09% 02/15/2058 302,465
300,000 Series 2025-V13-A4 5.82%
(b)
02/15/2058 311,089
1,665,171 Series 2025-V14-A1 4.84% 04/15/2057 1,676,378
876,376 Series 2025-V15-A1 4.91% 06/15/2058 879,144
15,350,000 Series 2025-V17-XA 1.51%
(b)(c)
09/15/2058 901,714
20,633,000 Series 2025-V19-XA 1.10%
(b)(c)
01/15/2058 953,812
4,000,000 Series 2026-B42-A1 4.22% 03/15/2059 3,978,446
55,598,161 Series 2026-V20-XA 1.22%
(b)(c)
02/15/2059 2,937,974
39,727,000 Series 2026-V21-XA 1.65%
(b)(c)
11/15/2030 2,515,514
BMARK ,
434,632 Series 2023-V4-A1 6.45% 11/15/2056 441,869
BMO Mortgage Trust ,
88,768 Series 2022-C1-A1 2.20% 02/15/2055 88,290
38,384 Series 2022-C3-A1 5.25%
(b)
09/15/2054 38,422
299,026 Series 2023-5C2-A1 6.80% 11/15/2056 304,822
277,510 Series 2023-C4-A1 5.29% 02/15/2056 278,080
498,528 Series 2023-C5-A2 6.52% 06/15/2056 508,486
74,606 Series 2024-5C3-A1 5.14% 02/15/2057 74,992
1,357,246 Series 2024-5C4-A1 6.02% 05/15/2057 1,382,408
372,760 Series 2024-5C5-A1 5.20% 02/15/2057 372,802
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,036,761
963,822 Series 2024-5C7-A1 4.83% 11/15/2057 969,275
1,100,133 Series 2024-C9-A1 5.48% 07/15/2057 1,111,727
353,671 Series 2025-5C10-A1 4.74% 05/15/2058 354,177
17,430,332 Series 2025-5C10-XA 1.35%
(b)(c)
05/15/2058 825,678
15,840,769 Series 2025-5C12-XA 1.44%
(b)(c)
10/15/2058 914,066
39,056,995 Series 2025-5C13-XA 1.20%
(b)(c)
12/15/2058 1,905,731
925,020 Series 2025-5C9-A1 4.97% 04/15/2058 929,771
1,707,832 Series 2025-C11-A1 4.97% 02/15/2058 1,724,468
897,214 Series 2025-C12-A1 4.90% 06/15/2058 901,289
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 4.72%
(a)
04/15/2034 407,773
267,766 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor) 4.52%
(a)
10/15/2036 267,633
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
448,231 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor) 5.29%
(a)
11/15/2038 448,068
439,200 Series 2022-LP2-C
(CME Term SOFR 1
Month + 1.56%) 5.23%
(a)
02/15/2039 439,387
1,751,847 Series 2024-AIRC-A
(CME Term SOFR 1
Month + 1.69%) 5.36%
(a)
08/15/2041 1,755,722
319,673 Series 2024-XL4-A
(CME Term SOFR 1
Month + 1.44%) 5.11%
(a)
02/15/2039 320,432
89,509 Series 2024-XL4-B
(CME Term SOFR 1
Month + 1.79%) 5.46%
(a)
02/15/2039 89,702
1,500,000 Series 2026-ALOHA-C
(CME Term SOFR 1
Month + 1.70%) 0.00%
(a)
04/15/2043 1,503,750
2,500,000 Series 2026-CSMO-B
(CME Term SOFR 1
Month + 1.70%) 5.37%
(a)
02/15/2043 2,504,531
2,000,000 Series 2026-XL6-C
(CME Term SOFR 1
Month + 1.60%) 5.27%
(a)
03/15/2043 1,986,338
BX Mortgage Trust ,
1,500,000 Series 2021-PAC-A
(CME Term SOFR 1
Month + 0.80%) 4.48%
(a)
10/15/2036 1,496,790
BX Trust ,
2,500,000 Series 2019-OC11-A 3.20%
(a)
12/09/2041 2,362,379
1,790,564 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor) 4.83%
(a)
10/15/2026 1,788,655
320,000 Series 2021-LBA-DJV
(CME Term SOFR 1
Month + 1.96%) 5.64%
(a)
02/15/2036 319,903
1,000,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor) 4.64%
(a)
10/15/2036 999,214
1,267,994 Series 2021-RISE-B
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 5.04%
(a)
11/15/2036 1,267,890
1,960,000 Series 2026-CART-C
(CME Term SOFR 1
Month + 1.55%) 5.22%
(a)
02/15/2036 1,946,911
BXP Trust ,
1,500,000 Series 2017-GM-C 3.42%
(a)(b)
06/13/2039 1,464,708
Cantor Commercial Real Estate Lending ,
1,255,997 Series 2019-CF1-A2 3.62% 05/15/2052 1,239,949
200,000 Series 2019-CF3-A4 3.01% 01/15/2053 187,287
CFCRE Commercial Mortgage Trust ,
2,123,831 Series 2016-C4-AHR 3.12% 05/10/2058 2,118,766
Citigroup Commercial Mortgage Trust ,
1,751,000 Series 2016-P4-A4 2.90% 07/10/2049 1,744,270
1,069,340 Series
2019-GC43-AAB 2.96% 11/10/2052 1,040,475
Commercial Mortgage Trust ,
2,500,000 Series 2016-COR1-A4 3.09% 10/10/2049 2,483,390
1,606,413 Series 2016-DC2-B 4.73%
(b)
02/10/2049 1,607,892
CSAIL Commercial Mortgage Trust ,
1,962,263
Series 2017-CX9-A4 3.18% 09/15/2050 1,940,636

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate Debt ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
19,051 Series 2020-C19-A1 1.30% 03/15/2053 17,379
1,737,266 Series 2020-C19-ASB 2.55% 03/15/2053 1,672,963
CSMC Trust ,
1,439,472 Series 2016-NXSR-A4 3.79%
(b)
12/15/2049 1,434,166
674,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 599,246
CSTL Commercial Mortgage Trust ,
2,500,000 Series 2026-GATE3-C 5.13%
(a)(b)
02/10/2043 2,452,348
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,378,885
2,886,677 Series 2020-C9-A3 1.88% 08/15/2053 2,700,733
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.64%
(a)(b)
06/05/2035 1,459,562
DTP Commercial Mortgage Trust ,
2,000,000 Series 2023-STE2-B 5.40%
(a)(b)
01/15/2041 2,004,208
ELP Commercial Mortgage Trust ,
2,000,000 Series 2025-ELP-C 4.80%
(a)(b)
11/13/2042 1,987,440
EQUS Mortgage Trust ,
1,510,696 Series 2021-EQAZ-B
(CME Term SOFR 1
Month + 1.36%) 5.04%
(a)
10/15/2038 1,510,532
FS Trust ,
2,500,000 Series 2026-HULA-A
(CME Term SOFR 1
Month + 1.45%) 5.13%
(a)
03/15/2041 2,503,177
GS Mortgage Securities Trust ,
123,282 Series 2013-GC13-AS 3.86%
(a)(b)
07/10/2046 122,386
3,000,000 Series 2013-GC13-B 3.86%
(a)(b)
07/10/2046 2,943,706
3,117,886 Series 2017-GS5-A3 3.41% 03/10/2050 3,099,058
9 Series 2018-GS10-A2 4.00% 07/10/2051 9
300,000 Series 2019-GC38-A3 3.70% 02/10/2052 294,221
221,646 Series 2019-GC39-A3 3.31% 05/10/2052 215,099
142,574 Series
2019-GSA1-AAB 2.99% 11/10/2052 139,323
Hilton USA Trust ,
300,000 Series 2016-HHV-A 3.72%
(a)
11/05/2038 298,474
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
463,091 Series 2016-JP3-A4 2.63% 08/15/2049 460,610
1,331,457 Series 2019-UES-A 3.81%
(a)
05/05/2032 1,328,128
JPMBB Commercial Mortgage Securities Trust ,
126,642 Series 2015-C27-A4 3.18% 02/15/2048 124,773
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 136,734
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,630,637
2,000,000 Series 2019-COR5-A3 3.12% 06/13/2052 1,923,138
JPMDB Commercial Mortgage Securities Trust ,
500,381 Series 2018-C8-A3 3.94% 06/15/2051 494,644
Key Commercial Mortgage Securities Trust ,
1,156,820 Series 2018-S1-A3 4.50%
(a)
10/15/2053 1,143,905
KIND Commercial Mortgage Trust ,
1,500,000 Series 2024-1-A (CME
Term SOFR 1 Month
+ 1.89%) 5.56%
(a)
08/15/2041 1,501,247
LCCM Trust ,
514,483 Series 2017-LC26-A3 3.29%
(a)
07/12/2050 508,072
Morgan Stanley Bank of America Merrill Lynch Trust ,
1,260,443 Series 2013-C9-B 3.71%
(b)
05/15/2046 1,204,003
331,019 Series 2025-5C1-A1 4.92% 03/15/2058 332,391
3,000,000 Series 2025-5C2-A3 5.11% 11/15/2058 3,042,450
27,505,000 Series 2025-5C2-XA 1.25%
(b)(c)
11/15/2058 1,402,343
Morgan Stanley Capital I ,
1,608,660 Series 2017-HR2-A3 3.33% 12/15/2050 1,581,035
Morgan Stanley Capital I Trust ,
2,838,462 Series 2019-H7-ASB 3.17% 07/15/2052 2,789,864
7,759,879 Series 2019-L2-XA 0.97%
(b)(c)
03/15/2052 184,220
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
888,799 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 877,599
MSWF Commercial Mortgage Trust ,
1,224,166 Series 2023-1-A1 5.54% 05/15/2056 1,233,300
1,753,732 Series 2023-2-A2 6.89% 12/15/2056 1,824,886
NJ Trust ,
2,000,000 Series 2025-WBRK-A 5.87%
(a)(b)
03/05/2035 2,056,992
NXPT Commercial Mortgage Trust ,
1,000,000 Series 2024-STOR-C 4.98%
(a)(b)
11/05/2041 989,640
PLYM Commercial Mortgage Trust ,
2,260,000 Series 2026-IND-C
(CME Term SOFR 1
Month + 1.65%) 5.32%
(a)
03/15/2043 2,244,689
PRM Trust ,
1,750,000 Series 2025-PRM6-A 4.48%
(a)(b)
07/05/2033 1,737,346
PRM5 Trust ,
1,750,000 Series 2025-PRM5-A 4.17%
(a)(b)
03/10/2033 1,740,057
SMRT ,
1,100,000 Series 2022-MINI-B
(CME Term SOFR 1
Month + 1.35%) 5.02%
(a)
01/15/2039 1,098,944
UBS Commercial Mortgage Trust ,
502,127 Series 2017-C7-A3 3.42% 12/15/2050 496,300
294,424 Series 2018-C13-A3 4.07% 10/15/2051 292,032
537,614 Series 2018-C15-ASB 4.20% 12/15/2051 534,391
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,576,707
Wells Fargo Commercial Mortgage Trust ,
210,695 Series 2016-BNK1-A2 2.40% 08/15/2049 209,626
91,292 Series 2017-C38-A4 3.19% 07/15/2050 90,199
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,386,765
487,758 Series 2019-C53-A3 2.79% 10/15/2052 462,427
2,178,879 Series 2020-C57-ASB 1.91% 08/15/2053 2,085,726
926,082 Series 2024-5C1-A1 5.23% 07/15/2057 933,449
1,500,000 Series 2024-5C1-A3 5.93% 07/15/2057 1,552,253
1,807,339 Series 2024-C63-A1 4.89% 08/15/2057 1,817,440
20,639,726 Series 2025-5C4-XA 1.12%
(b)(c)
05/15/2058 839,731
4,000,000 Series 2025-5C5-A3 5.59% 07/15/2058 4,128,976
17,124,112 Series 2025-5C6-XA 1.37%
(b)(c)
10/15/2058 907,248
750,000 Series 2025-5C7-A3 5.20% 12/15/2058 762,665
16,135,512 Series 2025-5C7-XA 1.44%
(b)(c)
12/15/2058 951,674
720,745 Series 2025-C64-A1 5.02% 02/15/2058 725,309
1,000,000 Series 2025-VTT-C 5.45%
(a)(b)
03/15/2038 1,002,324
1,000,000 Series 2026-1250B-A 4.83%
(a)(b)
03/10/2041 991,229
42,062,000 Series 2026-5C8-XA 1.58%
(b)(c)
03/15/2059 2,461,994
4,000,000 Series 2026-C66-A1 4.89% 04/15/2059 4,004,916
WFRBS Commercial Mortgage Trust ,
56,299 Series 2013-C14-AS 3.49% 06/15/2046 55,343
1,000,000 Series 2014-C22-B 4.37%
(b)
09/15/2057 936,057
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $252,087,793) 253,463,059
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
AREIT Trust ,
1,482,478 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 4.92%
(a)
01/20/2037 1,484,723
PFP Ltd. ,
87,114 Series 2024-11-A
(CME Term SOFR 1
Month + 1.83%) 5.50%
(a)
09/17/2039 87,465
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,555,316) 1,572,188

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 14.3%
FHLMC ,
2,500,000 Pool WN1487 4.55% 11/01/2029 2,514,638
FHLMC, Multifamily Structured Pass-Through Certificates ,
2,987,756 Series K094-A1 2.70% 04/25/2029 2,923,811
FNMA ,
4,000,000 Pool BZ0638 4.82% 04/01/2029 4,073,236
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,593,486
2,500,000 Pool BZ2695 5.01% 12/01/2029 2,514,548
2,473,368 Pool BZ3803 4.46% 05/01/2030 2,493,965
6,343,262 Pool BZ3936 4.78% 05/01/2030 6,393,426
2,500,000 Pool BZ4251 4.65% 07/01/2030 2,535,224
2,500,000 Pool BZ4252 4.65% 07/01/2030 2,539,132
2,000,000 Pool BZ4253 4.65% 07/01/2030 2,034,437
2,500,000 Pool BZ4565 4.53% 08/01/2030 2,522,620
FNMA ACES ,
6,798,599 Series 2024-M5-1A1 4.45% 01/25/2034 6,825,892
FNMA, Other ,
6,149,000 Pool BZ0220 5.00% 01/01/2029 6,271,465
2,993,441 Pool BZ2979 4.65% 01/01/2030 3,037,469
3,000,000 Pool BZ3424 4.63% 03/01/2030 3,021,840
2,290,000 Pool BZ5879 3.90% 01/01/2031 2,264,545
1,400,000 Pool BZ6435 5.07% 02/01/2031 1,442,898
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $58,065,846) 58,002,632
SHORT TERM INVESTMENTS 5.7%
23,247,365 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(d)
23,247,365
Total Short Term Investments
(Cost $23,247,365) 23,247,365
Total Investments 102.7%
(Cost $415,259,136) 417,004,049
Liabilities in Excess of Other Assets (2.7)% (11,071,769)
NET ASSETS 100.0% $405,932,280
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to approximately $145,875,594 or
35.94% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
ACES Alternative Credit Enhancement Securities

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
March 31, 2026

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 19.6%
Angel Oak Mortgage Trust ,
1,300,000 Series 2025-11-M1 5.62%
(a)(b)
10/25/2070 1,288,584
1,000,000 Series 2025-8-M1 6.22%
(a)(c)
07/25/2070 1,003,262
2,176,000 Series 2026-1-M1 5.53%
(a)(c)
02/25/2071 2,140,703
Barclays Mortgage Loan Trust ,
3,000,000 Series
2025-NQM3-M1 6.37%
(a)(c)
05/25/2065 3,023,703
BRAVO Residential Funding Trust ,
1,000,000 Series
2025-NQM6-B1A 6.47%
(a)(c)
06/25/2065 1,001,519
1,450,000 Series
2025-NQM7-M1 6.23%
(a)(c)
07/25/2065 1,455,618
2,300,000 Series
2026-NQM1-M1 5.65%
(a)(c)
12/25/2065 2,286,621
COLT Mortgage Loan Trust ,
2,675,000 Series 2026-1-M1 5.53%
(a)(c)
02/25/2071 2,622,770
Connecticut Avenue Securities Trust ,
265,912 Series 2023-R07-
2M1 (SOFR 30 Day
Average + 1.95%) 5.61%
(a)
09/25/2043 266,369
2,000,000 Series 2024-R01-
1M2 (SOFR 30 Day
Average + 1.80%,
1.80% Floor) 5.46%
(a)
01/25/2044 2,018,033
1,500,000 Series 2024-R02-
1M2 (SOFR 30 Day
Average + 1.80%,
1.80% Floor) 5.46%
(a)
02/25/2044 1,502,511
2,871,114 Series 2024-R05-
2M2 (SOFR 30 Day
Average + 1.70%,
1.90% Floor) 5.36%
(a)
07/25/2044 2,877,549
Cross Mortgage Trust ,
1,861,000 Series 2025-H4-M1 6.45%
(a)(c)
06/25/2070 1,874,796
Deephaven Residential Mortgage Trust ,
635,874 Series 2022-2-A1 5.30%
(a)(c)
03/25/2067 620,619
4,600,000 Series 2026-INV1-M1 5.77%
(a)(c)
12/25/2070 4,556,040
EFMT ,
3,600,000 Series
2025-NQM2-M1B 6.91%
(a)(c)
06/25/2070 3,633,747
1,148,000 Series
2025-NQM3-M1B 6.45%
(a)(c)
08/25/2070 1,151,777
2,000,000 Series 2026-INV2-M1 5.33%
(a)(c)
02/25/2071 1,951,080
3,000,000 Series
2026-NQM1-M1 5.64%
(a)(c)
02/25/2071 2,948,738
FHLMC STACR REMICS Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30 Day
Average + 2.90%) 6.56%
(a)
04/25/2042 1,018,393
230,834 Series 2023-HQA2-
M1A (SOFR 30 Day
Average + 2.00%) 5.66%
(a)
06/25/2043 230,935
6,000,000 Series 2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 5.61%
(a)
02/25/2044 6,057,580
2,000,000 Series 2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 5.66%
(a)
03/25/2044 2,021,969
GS Mortgage-Backed Securities Trust ,
8,523,000 Series
2025-NQM2-M1 6.27%
(a)(c)
06/25/2065 8,620,459
2,100,000 Series
2025-NQM3-M1 5.93%
(a)(c)
11/25/2065 2,090,273
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,000,000 Series
2026-NQM1-M1 5.74%
(a)(c)
03/25/2066 2,963,846
HOMES Trust ,
1,000,000 Series
2026-NQM1-M1 5.71%
(a)(c)
09/25/2070 990,837
J.P. Morgan Mortgage Trust ,
3,533,000 Series
2025-NQM2-M1A 6.36%
(a)(c)
09/25/2065 3,553,700
1,300,000 Series
2025-NQM3-M1B 6.42%
(a)(c)
11/25/2065 1,303,187
1,000,000 Series 2025-VIS2-M1 6.20%
(a)(c)
12/25/2055 1,004,050
5,108,000 Series
2026-NQM1-M1 5.68%
(a)(c)
06/25/2066 5,055,397
MFA Trust ,
1,635,000 Series
2025-NQM5-M1 5.89%
(a)(c)
11/25/2070 1,642,837
Morgan Stanley Residential Mortgage Loan Trust ,
3,588,000 Series
2025-NQM3-M1 6.56%
(a)(c)
05/25/2070 3,625,705
682,000 Series
2025-NQM5-M1 6.14%
(a)(c)
07/25/2070 683,903
4,100,000 Series
2025-NQM9-M1 5.91%
(a)(c)
09/25/2070 4,078,180
New Residential Mortgage Loan Trust ,
3,156,147 Series 2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 3,179,222
3,750,000 Series
2026-NQM1-M1 5.70%
(a)(c)
11/25/2065 3,700,218
NYMT Loan Trust ,
3,799,000 Series 2026-INV1-M1 5.77%
(a)(c)
02/25/2061 3,753,120
OBX Trust ,
790,935 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 796,606
566,507 Series 2023-NQM3-A1 5.95%
(a)(b)
02/25/2063 565,059
990,371 Series
2023-NQM5-A1A 6.57%
(a)(b)
06/25/2063 991,444
524,412 Series 2024-NQM4-A1 6.07%
(a)(b)
01/25/2064 527,563
1,074,277 Series 2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,085,076
2,550,000 Series
2025-NQM13-M1 6.28%
(a)(c)
05/25/2065 2,561,628
5,200,000 Series
2025-NQM8-M1 6.39%
(a)(c)
03/25/2065 5,240,510
3,000,000 Series
2026-NQM2-M1 5.61%
(a)(c)
12/01/2065 2,960,664
PRPM Trust ,
4,111,000 Series
2025-NQM2-M1A 6.63%
(a)(c)
04/25/2070 4,155,824
4,000,000 Series
2025-NQM5-M1 5.90%
(a)(c)
10/25/2070 3,978,427
Verus Securitization Trust ,
810,354 Series 2023-5-A1 6.48%
(a)(b)
06/25/2068 810,662
491,324 Series 2023-7-A1 7.07%
(a)(b)
10/25/2068 495,046
890,458 Series 2023-8-A1 6.26%
(a)(b)
12/25/2068 895,452
612,232 Series 2023-INV3-A1 6.88%
(a)(c)
11/25/2068 617,448
6,800,000 Series 2025-11-M1 5.66%
(a)(c)
11/25/2070 6,725,781
3,272,000 Series 2025-12-M1 5.76%
(a)(c)
12/25/2070 3,242,555
1,450,000 Series 2025-3-M1 6.65%
(a)(c)
05/25/2070 1,467,126
1,089,000 Series 2025-4-M1 6.30%
(a)(c)
05/25/2070 1,096,467
875,000 Series 2026-1-M1 5.67%
(a)(c)
01/25/2071 865,224
3,591,000 Series 2026-R1-M1 5.69%
(a)(c)
10/25/2067 3,578,180
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $136,598,389) 136,454,592

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 93.3%
FHLMC REMICS ,
1,091,879 Series 5008-DI 3.00%
(d)
09/25/2050 152,822
6,421,060 Series 5020-IH 3.00%
(d)
08/25/2050 1,103,280
5,401,819 Series 5057-TI 3.00%
(d)
11/25/2050 860,774
13,363,164 Series 5072-MI 3.50%
(d)
01/25/2051 2,556,020
5,706,106 Series 5083-IH 2.50%
(d)
03/25/2051 877,704
3,133,975 Series 5092-FK (SOFR
30 Day Average +
0.70%, 0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,639,871
9,221,324 Series 5162-CI 3.00%
(d)
11/25/2050 1,481,240
9,273,353 Series 5163-GI 3.00%
(d)
03/25/2050 1,619,175
5,096,933 Series 5188-IA 3.00%
(d)
02/25/2052 819,514
8,059,561 Series 5377- 2.50%
(d)
12/25/2051 981,824
13,540,537 Series 5392-CI 3.50%
(d)
05/25/2051 2,594,952
10,871,742 Series 5531- 3.00%
(d)
06/25/2041 1,191,194
FHLMC STRIPS ,
6,281,912 Series 389-C19 2.50%
(d)
04/15/2052 1,118,439
11,687,745 Series 399-C28 1.50%
(d)
04/25/2052 1,099,539
FHLMC UMBS ,
5,079,823 Pool QA6656 3.00% 02/01/2050 4,518,918
5,433,280 Pool QC8218 2.00% 10/01/2051 4,464,261
15,979,429 Pool QD3879 2.50% 12/01/2051 13,537,525
8,929,481 Pool QD8212 3.00% 03/01/2052 7,933,576
11,099,888 Pool QE0536 3.00% 04/01/2052 9,904,421
4,692,555 Pool RA2853 2.50% 06/01/2050 3,991,131
8,792,659 Pool RJ3490 6.00% 02/01/2055 9,099,721
2,019,625 Pool SD2912 5.00% 05/01/2053 2,015,359
10,267,406 Pool SD2988 3.50% 05/01/2052 9,427,004
3,606,828 Pool SD3354 5.00% 06/01/2053 3,576,808
2,472,960 Pool SD3489 2.00% 03/01/2052 2,021,347
4,219,157 Pool SD4296 2.00% 02/01/2052 3,464,050
4,107,948 Pool SD4650 5.00% 01/01/2054 4,090,156
2,201,063 Pool SD4888 6.00% 02/01/2054 2,283,236
6,179,333 Pool SD5525 5.50% 06/01/2054 6,318,365
2,280,544 Pool SD5617 6.00% 06/01/2054 2,369,424
2,023,892 Pool SD5726 3.00% 07/01/2052 1,800,043
9,900,907 Pool SD7535 2.50% 02/01/2051 8,508,171
5,426,110 Pool SD7550 3.00% 02/01/2052 4,865,300
3,980,377 Pool SD7565 5.50% 09/01/2053 4,057,675
5,948,911 Pool SD7567 5.50% 02/01/2054 6,087,126
2,537,878 Pool SD8288 5.00% 01/01/2053 2,516,792
3,828,788 Pool SD8329 5.00% 06/01/2053 3,796,189
2,386,043 Pool SD8469 5.50% 10/01/2054 2,399,749
13,736,759 Pool SD8492 5.00% 01/01/2055 13,565,167
9,048,728 Pool SL0810 5.50% 04/01/2055 9,146,234
3,903,154 Pool SL1460 5.50% 06/01/2055 3,945,978
13,974,448 Pool SL1637 2.00% 12/01/2051 11,418,434
6,366,931 Pool SL2062 5.50% 07/01/2055 6,534,235
13,744,141 Pool SL2311 2.50% 05/01/2052 11,742,459
FNMA REMICS ,
1,117,222 Series 2017-99-PY 4.00% 12/25/2047 1,048,385
3,180,542 Series 2021-3-NI 2.50%
(d)
02/25/2051 481,051
3,124,628 Series 2021-42-IA 3.00%
(d)
02/25/2051 448,590
7,080,097 Series 2021-43- 2.50%
(d)
06/25/2051 1,093,125
11,597,943 Series 2021-56-WI 2.50%
(d)
09/25/2051 1,336,276
4,882,804 Series 2021-88-KI 3.50%
(d)
03/25/2046 779,821
5,219,426 Series 2021-94- 3.00%
(d)
01/25/2052 868,941
4,471,408 Series 2023-51-BI 3.50%
(d)
04/25/2053 857,289
5,010,154 Series 2024-9-BI 3.00%
(d)
03/25/2051 828,835
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
14,105,590 Series 2026-10-FA
(SOFR 30 Day
Average + 0.95%,
6.00% Cap) 4.61% 10/25/2054 14,008,145
FNMA STRIPS ,
9,572,599 Series 427-C16 2.50%
(d)
06/25/2040 985,209
7,384,545 Series 427-C84 3.50%
(d)
11/25/2040 997,362
6,370,213 Series 437-C8 2.50%
(d)
06/25/2052 967,733
FNMA UMBS ,
7,366,557 Pool BQ9004 2.50% 11/01/2050 6,259,303
20,687,463 Pool BR0386 2.00% 01/01/2051 16,726,606
7,847,128 Pool BU6901 2.50% 04/01/2052 6,643,027
8,617,117 Pool BV5391 3.00% 04/01/2047 7,728,667
9,967,944 Pool BV8526 3.00% 05/01/2052 8,769,068
6,301,113 Pool CA6032 2.50% 06/01/2050 5,410,990
4,896,089 Pool CA7028 2.50% 09/01/2050 4,212,457
2,249,808 Pool CB7781 5.50% 01/01/2054 2,268,688
2,788,871 Pool CB9654 5.00% 12/01/2054 2,771,133
9,085,499 Pool FA0950 5.50% 03/01/2055 9,283,906
9,966,051 Pool FA1285 3.00% 06/01/2052 8,859,373
16,071,376 Pool FA1705 2.50% 03/01/2052 13,887,326
14,164,418 Pool FA2724 5.50% 09/01/2055 14,335,157
20,097,428 Pool FA3421 2.00% 11/01/2051 16,368,491
8,018,346 Pool FA4843 2.00% 03/01/2052 6,607,297
5,986,428 Pool FM3302 3.00% 03/01/2050 5,327,248
15,574,729 Pool FM7418 2.50% 06/01/2051 13,387,904
5,553,796 Pool FS0717 3.00% 02/01/2052 4,929,273
3,584,009 Pool FS2040 2.00% 02/01/2052 2,913,002
2,482,577 Pool FS5704 2.00% 04/01/2052 2,021,953
6,138,329 Pool FS5793 3.50% 07/01/2050 5,650,899
3,381,675 Pool FS7114 5.50% 02/01/2054 3,470,520
5,340,954 Pool FS7252 5.00% 11/01/2053 5,287,459
5,362,510 Pool FS7819 2.00% 03/01/2052 4,406,992
4,560,834 Pool FS8652 2.50% 04/01/2052 3,887,887
7,418,087 Pool FS8660 5.50% 08/01/2054 7,613,002
8,211,782 Pool FS9026 5.50% 09/01/2053 8,389,369
3,241,166 Pool MA4733 4.50% 09/01/2052 3,143,627
396,316 Pool MA5038 5.00% 06/01/2053 392,942
2,167,766 Pool MA5039 5.50% 06/01/2053 2,186,952
7,154,158 Pool MA5503 5.50% 10/01/2044 7,223,745
FNMA/FHLMC UMBS, 30 Year, Single Family ,
42,578,000 Pool 2.00%
(e)
04/25/2056 34,305,227
15,509,000 Pool 2.50%
(e)
04/25/2056 13,042,100
6,875,000 Pool 3.00%
(e)
04/25/2056 6,039,632
11,200,000 Pool 3.50%
(e)
04/25/2056 10,269,038
61,290,000 Pool 5.00%
(e)
04/25/2056 60,454,067
GNMA ,
13,719,945 Pool 787697 3.00% 05/20/2052 12,289,851
14,049,445 Pool 787829 2.50% 03/20/2052 12,112,742
9,174,973 Pool 787860 3.00% 05/20/2051 8,230,423
19,170,792 Series 2020-116-HI 3.00%
(d)
08/20/2050 3,236,775
6,680,317 Series 2020-126-KI 2.50%
(d)
08/20/2050 948,639
8,783,856 Series 2020-146-DI 2.50%
(d)
10/20/2050 1,239,462
14,930,503 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,180,503
3,100,832 Series 2020-153-CI 2.50%
(d)
10/20/2050 439,119
5,892,380 Series 2020-160-VI 2.50%
(d)
10/20/2050 865,269
8,497,519 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,188,144
2,409,999 Series 2020-17-IG 3.00%
(d)
02/20/2050 404,839
6,762,958 Series 2020-173-MI 2.50%
(d)
11/20/2050 993,846
3,536,614 Series 2020-183-JI 2.50%
(d)
11/20/2050 497,823
9,330,544 Series 2020-185-MI 2.50%
(d)
12/20/2050 1,367,063
8,832,111 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,365,274
5,075,873 Series 2020-51-ID 3.50%
(d)
04/20/2050 933,145
5,592,063 Series 2021-115-MI 2.50%
(d)
05/20/2051 609,439

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
27,811,822 Series 2021-121-TI 3.00%
(d)
07/20/2051 3,475,869
25,475,641 Series 2021-136-IE 2.50%
(d)
08/20/2051 2,433,474
7,742,117 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,070,639
1,836,221 Series 2021-142- 3.00%
(d)
08/20/2051 321,335
13,000,783 Series 2021-162-IP 3.00%
(d)
09/20/2051 2,022,189
3,364,814 Series 2021-206-AI 3.50%
(d)
11/20/2051 630,157
21,484,282 Series 2021-46-EI 2.50%
(d)
03/20/2051 2,640,526
5,241,796 Series 2021-57-JI 3.00%
(d)
03/20/2051 880,741
10,335,823 Series 2021-77-IW 2.50%
(d)
12/20/2050 1,374,988
7,342,207 Series 2021-78-TI 3.00%
(d)
05/20/2051 1,141,594
5,903,892 Series 2022-207- 3.00%
(d)
08/20/2051 1,033,398
3,155,888 Series 2022-61-HI 3.00%
(d)
02/20/2052 536,424
6,929,279 Series 2022-83- 2.50%
(d)
11/20/2051 985,802
4,376,895 Series 2023-24-IH 3.50%
(d)
07/20/2051 825,045
5,327,852 Series 2023-79-JI 2.50%
(d)
02/20/2051 729,844
5,152,002 Series 2024-24-BI 3.00%
(d)
12/20/2051 868,130
7,816,635 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,135,787
7,384,467 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,217,678
5,946,613 Series 2025-196-
QF (SOFR 30 Day
Average + 1.15%,
6.00% Cap) 4.82% 11/20/2055 5,955,870
11,923,516 Series 2025-205-
FD (SOFR 30 Day
Average + 1.15%,
6.00% Cap) 4.82% 11/20/2055 11,933,279
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $647,934,834) 647,785,416
SHORT TERM INVESTMENTS 4.1%
28,809,420 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(f)
28,809,420
Total Short Term Investments
(Cost $28,809,420) 28,809,420
Total Investments 117.0%
(Cost $813,342,644) 813,049,428
Liabilities in Excess of Other Assets (17.0)% (118,366,015)
NET ASSETS 100.0% $694,683,413
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to approximately $136,454,592 or
19.64% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized Appreciation
(Depreciation) / Value
U.S. Treasury 2 Year Notes Short (1,242) 06/30/2026 $ (257,647,078) $ 1,552,288
U.S. Treasury Ultra Bonds Short (119) 06/18/2026 (13,870,938) 358,345
U.S. Treasury 10 Year Ultra Bonds Long 170 06/18/2026 19,297,656 (66,853)
U.S. Treasury Long Bonds Long 158 06/18/2026 17,992,250 (513,421)
U.S. Treasury 5 Year Notes Long 2,200 06/30/2026 237,995,314 (2,578,742)
$(1,248,383)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
March 31, 2026

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 99.6%
303,381 Goldman Sachs plc -
USD Treasury Liquid
Reserves Fund 3.53%
(a)(b)
303,381
303,381 JPMorgan Liquidity
Funds - JPM USD
Treasury CNAV Fund 3.49%
(a)(b)
303,381
1,275,400 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(a)(b)
1,275,400
2,000,000 U.S. Treasury Bills 0.00%
(b)
04/14/2026 1,997,382
2,000,000 U.S. Treasury Bills 0.00%
(b)
04/30/2026 1,994,160
1,200,000 U.S. Treasury Bills 0.00%
(b)
05/14/2026 1,194,794
20,100,000 U.S. Treasury Bills 0.00%
(b)
06/11/2026 19,957,615
1,600,000 U.S. Treasury Bills 0.00%
(b)(c)
06/23/2026 1,586,829
6,000,000 U.S. Treasury Bills 0.00%
(b)
07/21/2026 5,933,492
Total Short Term Investments
(Cost $34,545,417) 34,546,434
Total Investments 99.6%
(Cost $34,545,417) 34,546,434
Other Assets in Excess of Liabilities 0.4% 130,579
NET ASSETS 100.0% $34,677,013
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(c) All or a portion of this security was pledged as collateral. The total value of pledged collateral was $282,649, which represented 0.82% of the net assets of the fund.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% At Maturity 04/15/2026 $ 500,000 $ 3,421 $ — $ 3,421
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% At Maturity 04/15/2026 34,000,000 134,030 — 134,030
$137,451 $— $137,451
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index (the "Barclays Index") seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index.
This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity
Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.7%
AEROSPACE & DEFENSE 2.3%
275 Boeing Co. (The)
(a)
54,733
185 GE Aerospace 52,497
182 General Dynamics Corp. 62,466
246 Howmet Aerospace, Inc. 56,693
143 Huntington Ingalls Industries, Inc. 54,326
180 L3Harris Technologies, Inc. 62,127
96 Lockheed Martin Corp. 58,021
87 Northrop Grumman Corp. 59,355
322 RTX Corp. 62,114
646 Textron, Inc. 56,564
50 TransDigm Group, Inc. 57,948
636,844
AIR FREIGHT & LOGISTICS 1.1%
360 CH Robinson Worldwide, Inc. 59,785
463 Expeditors International of Washington, Inc. 66,315
166 FedEx Corp. 59,126
1,014 GXO Logistics, Inc.
(a)
52,576
555 United Parcel Service, Inc. - Class B 54,601
292,403
AUTOMOBILE COMPONENTS 1.0%
518 Autoliv, Inc. (Sweden) 54,473
1,091 BorgWarner, Inc. 59,198
1,805 Dana, Inc. 60,738
7,313 Goodyear Tire & Rubber Co. (The)
(a)
48,485
478 Lear Corp. 57,876
280,770
AUTOMOBILES 0.8%
4,499 Ford Motor Co. 51,918
785 General Motors Co. 58,483
156 Tesla, Inc.
(a)
57,993
590 Thor Industries, Inc. 47,135
215,529
BANKS 3.1%
1,272 Bank of America Corp. 62,010
587 Citigroup, Inc. 66,572
1,035 Citizens Financial Group, Inc. 62,069
1,274 Fifth Third Bancorp 59,190
32 First Citizens BancShares, Inc. - Class A 60,309
3,763 Huntington Bancshares, Inc. 58,891
215 JPMorgan Chase & Co. 63,244
3,053 KeyCorp 61,213
293 M&T Bank Corp. 60,569
294 PNC Financial Services Group, Inc. (The) 61,178
2,250 Regions Financial Corp. 58,770
1,292 Truist Financial Corp. 59,393
1,161 US Bancorp 60,384
759 Wells Fargo & Co. 60,424
854,216
BEVERAGES 1.3%
793 Coca-Cola Co. (The) 60,309
400 Constellation Brands, Inc. - Class A 60,000
2,059 Keurig Dr Pepper, Inc. 54,213
1,285 Molson Coors Beverage Co. - Class B 55,332
751 Monster Beverage Corp.
(a)
54,417
379 PepsiCo, Inc. 58,855
343,126
BIOTECHNOLOGY 1.3%
280 AbbVie, Inc. 60,897
168 Amgen, Inc. 59,111
SHARES SECURITY DESCRIPTION VALUE $
327 Biogen, Inc.
(a)
59,949
433 Gilead Sciences, Inc. 60,347
83 Regeneron Pharmaceuticals, Inc. 64,129
131 Vertex Pharmaceuticals, Inc.
(a)
58,497
362,930
BROADLINE RETAIL 1.1%
307 Amazon.com, Inc.
(a)
63,939
3,458 Coupang, Inc. (South Korea)
(a)
65,287
751 eBay, Inc. 68,356
3,624 Kohl's Corp. 46,750
3,080 Macy's, Inc. 55,717
300,049
BUILDING PRODUCTS 0.8%
585 Builders FirstSource, Inc.
(a)
48,163
1,005 Carrier Global Corp. 56,591
865 Masco Corp. 52,220
498 Owens Corning 53,894
210,868
CAPITAL MARKETS 3.6%
138 Ameriprise Financial, Inc. 61,327
549 Bank of New York Mellon Corp. (The) 65,129
59 Blackrock, Inc. 56,741
687 Charles Schwab Corp. (The) 64,564
2,361 Franklin Resources, Inc. 55,767
71 Goldman Sachs Group, Inc. (The) 60,065
891 Interactive Brokers Group, Inc. - Class A 59,759
412 Intercontinental Exchange, Inc. 64,799
1,273 Jefferies Financial Group, Inc. 52,537
208 LPL Financial Holdings, Inc. 62,573
381 Morgan Stanley 62,701
453 Northern Trust Corp. 63,225
414 Raymond James Financial, Inc. 59,943
153 S&P Global, Inc. 65,077
504 State Street Corp. 63,786
754 StoneX Group, Inc.
(a)
60,810
978,803
CHEMICALS 2.8%
228 Air Products and Chemicals, Inc. 66,232
1,200 Celanese Corp. - Class A 78,924
824 Corteva, Inc. 68,977
2,066 Dow, Inc. 86,049
1,256 DuPont de Nemours, Inc. 57,525
832 Eastman Chemical Co. 63,498
208 Ecolab, Inc. 55,332
779 International Flavors & Fragrances, Inc. 56,516
2,239 Mosaic Co. (The) 57,095
509 PPG Industries, Inc. 54,402
176 Sherwin-Williams Co. (The) 56,417
616 Westlake Corp. 71,961
772,928
COMMERCIAL SERVICES & SUPPLIES 0.9%
1,445 ABM Industries, Inc. 55,661
323 Cintas Corp. 54,632
290 Republic Services, Inc. - Class A 63,516
278 Waste Management, Inc. 63,882
237,691
COMMUNICATIONS EQUIPMENT 0.4%
818 Cisco Systems, Inc. 63,469
136 Motorola Solutions, Inc. 59,020
122,489

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
SHARES SECURITY DESCRIPTION VALUE $
CONSTRUCTION & ENGINEERING 1.1%
673 AECOM 57,084
80 EMCOR Group, Inc. 59,065
1,212 Fluor Corp.
(a)
56,540
222 MasTec, Inc.
(a)
71,426
113 Quanta Services, Inc. 62,039
306,154
CONSTRUCTION MATERIALS 0.2%
204 Vulcan Materials Co. 55,549
CONSUMER FINANCE 0.9%
1,572 Ally Financial, Inc. 61,670
200 American Express Co. 60,496
325 Capital One Financial Corp. 59,290
908 Synchrony Financial 61,761
243,217
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.4%
3,432 Albertsons Cos., Inc. - Class A 58,481
995 Andersons, Inc. (The) 71,421
647 BJ's Wholesale Club Holdings, Inc.
(a)
63,678
94 Casey's General Stores, Inc. 68,419
65 Costco Wholesale Corp. 64,768
419 Dollar General Corp. 49,748
488 Dollar Tree, Inc.
(a)
53,441
924 Kroger Co. (The) 66,861
662 Performance Food Group Co.
(a)
56,707
879 Sprouts Farmers Market, Inc.
(a)
67,797
713 Sysco Corp. 50,858
557 Target Corp. 67,508
1,664 United Natural Foods, Inc.
(a)
74,979
666 US Foods Holding Corp.
(a)
61,412
3,094 Walgreens Boots Alliance, Inc., CVR
(a)(b)
1,640
506 Walmart, Inc. 62,886
940,604
CONTAINERS & PACKAGING 1.2%
324 Avery Dennison Corp. 55,948
963 Ball Corp. 56,923
551 Crown Holdings, Inc. 55,238
5,235 Graphic Packaging Holding Co. 52,036
1,447 International Paper Co. 51,658
280 Packaging Corp. of America 59,421
331,224
DISTRIBUTORS 0.6%
540 Genuine Parts Co. 57,106
1,118 Gold.com, Inc. 44,809
1,920 LKQ Corp. 56,390
158,305
DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
2,257 AT&T, Inc. 65,430
2,022 Comcast Corp. - Class A 58,052
8,516 Lumen Technologies, Inc.
(a)
59,186
1,288 Verizon Communications, Inc. 64,658
247,326
ELECTRIC UTILITIES 3.2%
485 American Electric Power Co., Inc. 63,574
206 Constellation Energy Corp. 57,526
499 Duke Energy Corp. 65,339
853 Edison International 62,423
606 Entergy Corp. 68,089
854 Eversource Energy 59,165
1,320
Exelon Corp. 64,706
SHARES SECURITY DESCRIPTION VALUE $
1,265 FirstEnergy Corp. 64,085
669 NextEra Energy, Inc. 62,137
350 NRG Energy, Inc. 51,149
3,430 PG&E Corp. 60,265
1,686 PPL Corp. 64,405
668 Southern Co. (The) 64,475
765 Xcel Energy, Inc. 60,772
868,110
ELECTRICAL EQUIPMENT 0.9%
425 Emerson Electric Co. 55,684
73 GE Vernova, Inc. 63,722
158 Rockwell Automation, Inc. 56,703
255 Vertiv Holdings Co. - Class A 63,897
240,006
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.2%
424 Amphenol Corp. - Class A 53,572
408 Arrow Electronics, Inc.
(a)
58,511
957 Avnet, Inc. 58,970
510 CDW Corp. 61,720
423 Corning, Inc. 57,515
3,140 Ingram Micro Holding Corp. 73,194
772 Insight Enterprises, Inc.
(a)
51,732
240 Jabil, Inc. 63,751
402 Sanmina Corp.
(a)
52,115
406 TD SYNNEX Corp. 68,497
599,577
ENERGY EQUIPMENT & SERVICES 0.7%
990 Baker Hughes Co. - Class A 60,440
1,797 Halliburton Co. 70,064
3,095 NOV, Inc. 58,217
188,721
ENTERTAINMENT 1.2%
319 Electronic Arts, Inc. 65,035
404 Live Nation Entertainment, Inc.
(a)
61,614
829 Netflix, Inc.
(a)
79,708
605 Walt Disney Co. (The) 58,310
2,198 Warner Bros Discovery, Inc.
(a)
60,357
325,024
FINANCIAL SERVICES 2.5%
129 Berkshire Hathaway, Inc. - Class B
(a)
61,817
1,259 Block, Inc. - Class A
(a)
75,767
2,334 Corebridge Financial, Inc. 55,689
1,566 Equitable Holdings, Inc. 58,114
1,335 Fidelity National Information Services, Inc. 62,625
1,089 Fiserv, Inc.
(a)
60,766
814 Global Payments, Inc. 54,782
129 Mastercard, Inc. - Class A 64,456
1,447 PayPal Holdings, Inc. 65,448
209 Visa, Inc. - Class A 63,168
921 Voya Financial, Inc. 62,923
685,555
FOOD PRODUCTS 2.8%
939 Archer-Daniels-Midland Co. 68,256
2,360 Campbell's Co. (The) 52,557
3,360 Conagra Brands, Inc. 52,819
1,413 General Mills, Inc. 52,592
279 Hershey Co. (The) 58,001
2,487 Hormel Foods Corp. 56,331
543 Ingredion, Inc. 61,174
585 J M Smucker Co. (The) 56,417
2,587 Kraft Heinz Co. (The) 58,182

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
1,048 Mondelez International, Inc. - Class A 60,407
607 Post Holdings, Inc.
(a)
60,008
13 Seaboard Corp. 73,502
1,010 Tyson Foods, Inc. - Class A 64,711
774,957
GROUND TRANSPORTATION 2.2%
695 Avis Budget Group, Inc.
(a)
101,366
1,508 CSX Corp. 61,903
14,446 Hertz Global Holdings, Inc.
(a)
66,596
289 JB Hunt Transport Services, Inc. 61,239
204 Norfolk Southern Corp. 58,548
286 Ryder System, Inc. 58,547
901 Uber Technologies, Inc.
(a)
64,809
241 Union Pacific Corp. 58,471
314 XPO, Inc.
(a)
61,089
592,568
HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
559 Abbott Laboratories 57,393
3,082 Baxter International, Inc. 51,778
350 Becton Dickinson & Co. 55,031
849 Boston Scientific Corp.
(a)
53,275
760 GE HealthCare Technologies, Inc. 54,097
129 Intuitive Surgical, Inc.
(a)
59,467
870 Solventum Corp.
(a)
56,811
168 Stryker Corp. 55,203
640 Zimmer Biomet Holdings, Inc. 57,868
500,923
HEALTH CARE PROVIDERS & SERVICES 4.3%
24,287 Accendra Health, Inc.
(a)
55,374
1,590 BrightSpring Health Services, Inc.
(a)
67,749
285 Cardinal Health, Inc. 60,223
176 Cencora, Inc. 55,289
1,530 Centene Corp.
(a)
50,092
227 Cigna Group (The) 60,552
18,550 Community Health Systems, Inc.
(a)
54,537
867 CVS Health Corp. 62,268
425 DaVita, Inc.
(a)
65,318
196 Elevance Health, Inc. 57,379
122 HCA Healthcare, Inc. 57,735
765 Henry Schein, Inc.
(a)
56,381
368 Humana, Inc. 63,808
223 Labcorp Holdings, Inc. 59,499
67 McKesson Corp. 57,979
435 Molina Healthcare, Inc.
(a)
57,986
307 Quest Diagnostics, Inc. 60,166
271 Tenet Healthcare Corp.
(a)
51,140
235 UnitedHealth Group, Inc. 63,589
277 Universal Health Services, Inc. - Class B 49,575
1,166,639
HEALTH CARE REITS 0.2%
305 Welltower, Inc. 60,302
HOTELS, RESTAURANTS & LEISURE 3.7%
508 Airbnb, Inc. - Class A
(a)
64,150
1,565 Aramark 63,445
16 Booking Holdings, Inc. 67,365
3,147 Caesars Entertainment, Inc.
(a)
83,176
1,768 Chipotle Mexican Grill, Inc. - Class A
(a)
56,594
299 Darden Restaurants, Inc. 58,616
389 DoorDash, Inc. - Class A
(a)
58,408
324 Expedia Group, Inc. 74,808
205 Hilton Worldwide Holdings, Inc. 62,336
SHARES SECURITY DESCRIPTION VALUE $
1,153 Las Vegas Sands Corp. 62,124
186 Marriott International, Inc. - Class A 60,835
192 McDonald's Corp. 59,672
1,818 MGM Resorts International
(a)
67,284
663 Starbucks Corp. 59,398
1,145 Yum China Holdings, Inc. (China) 55,853
387 Yum! Brands, Inc. 60,171
1,014,235
HOUSEHOLD DURABLES 1.7%
389 DR Horton, Inc. 53,379
549 Lennar Corp. - Class A 47,675
508 Mohawk Industries, Inc.
(a)
50,018
13,958 Newell Brands, Inc. 47,876
9 NVR, Inc.
(a)
59,308
453 PulteGroup, Inc. 53,277
955 Taylor Morrison Home Corp. - Class A
(a)
55,619
401 Toll Brothers, Inc. 54,724
893 Whirlpool Corp. 48,151
470,027
HOUSEHOLD PRODUCTS 0.6%
655 Colgate-Palmolive Co. 55,826
576 Kimberly-Clark Corp. 55,567
387 Procter & Gamble Co. (The) 55,898
167,291
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.4%
3,909 AES Corp. (The) 55,078
376 Vistra Corp. 56,524
111,602
INDUSTRIAL CONGLOMERATES 0.4%
384 3M Co. 55,768
262 Honeywell International, Inc. 59,220
114,988
INDUSTRIAL REITS 0.2%
456 Prologis, Inc. 60,274
INSURANCE 5.2%
570 Aflac, Inc. 62,535
305 Allstate Corp. (The) 63,239
490 American Financial Group, Inc. 62,578
801 American International Group, Inc. 60,275
297 Arthur J Gallagher & Co. 64,324
286 Assurant, Inc. 62,294
400 Cincinnati Financial Corp. 62,940
1,235 Fidelity National Financial, Inc. 57,279
453 Hartford Insurance Group, Inc. (The) 61,259
1,804 Lincoln National Corp. 64,042
587 Loews Corp. 62,656
31 Markel Group, Inc.
(a)
59,336
361 Marsh & McLennan Cos., Inc. 62,615
848 MetLife, Inc. 59,971
1,524 Old Republic International Corp. 60,808
5,265 Oscar Health, Inc. - Class A
(a)
60,390
675 Principal Financial Group, Inc. 60,824
311 Progressive Corp. (The) 61,653
638 Prudential Financial, Inc. 62,326
293 Reinsurance Group of America, Inc. 59,819
210 Travelers Cos., Inc. (The) 61,253
897 Unum Group 65,507
895 W R Berkley Corp. 59,321
1,417,244

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
SHARES SECURITY DESCRIPTION VALUE $
INTERACTIVE MEDIA & SERVICES 0.4%
206 Alphabet, Inc. - Class A 59,237
100 Meta Platforms, Inc. - Class A 57,213
116,450
IT SERVICES 1.0%
1,046 Cognizant Technology Solutions Corp. - Class A 64,172
5,395 DXC Technology Co.
(a)
67,815
279 International Business Machines Corp. 67,627
5,484 Kyndryl Holdings, Inc.
(a)
71,950
271,564
LIFE SCIENCES TOOLS & SERVICES 0.7%
305 Danaher Corp. 57,828
388 IQVIA Holdings, Inc.
(a)
66,169
124 Thermo Fisher Scientific, Inc. 60,950
184,947
MACHINERY 2.7%
470 AGCO Corp. 54,459
83 Caterpillar, Inc. 58,802
107 Cummins, Inc. 57,568
99 Deere & Co. 55,767
276 Dover Corp. 57,532
218 Illinois Tool Works, Inc. 56,743
359 Oshkosh Corp. 52,848
711 Otis Worldwide Corp. 54,804
506 PACCAR, Inc. 58,443
62 Parker-Hannifin Corp. 55,505
715 Stanley Black & Decker, Inc. 50,808
242 Westinghouse Air Brake Technologies Corp. 60,479
500 Xylem, Inc. 59,750
733,508
MEDIA 1.9%
276 Charter Communications, Inc. - Class A
(a)
59,583
601 EchoStar Corp. - Class A
(a)
70,359
1,147 Fox Corp. - Class A 66,985
2,769 News Corp. - Class A 69,031
775 Omnicom Group, Inc. 58,365
42,807 Optimum Communications, Inc. - Class A
(a)
55,649
6,162 Paramount Skydance Corp. - Class B 55,581
3,066 Sirius XM Holdings, Inc. 70,764
506,317
METALS & MINING 1.7%
1,038 Alcoa Corp. 68,851
6,011 Cleveland-Cliffs, Inc.
(a)
50,793
859 Commercial Metals Co. 52,768
942 Freeport-McMoRan, Inc. 55,371
515 Newmont Corp. 55,749
364 Nucor Corp. 61,552
202 Reliance, Inc. 61,392
334 Steel Dynamics, Inc. 60,120
466,596
MULTI-UTILITIES 1.9%
1,497 CenterPoint Energy, Inc. 64,611
835 CMS Energy Corp. 64,779
576 Consolidated Edison, Inc. 65,191
1,002 Dominion Energy, Inc. 61,944
439 DTE Energy Co. 64,191
743 Public Service Enterprise Group, Inc. 60,146
681 Sempra 66,172
552 WEC Energy Group, Inc. 63,905
510,939
SHARES SECURITY DESCRIPTION VALUE $
OIL, GAS & CONSUMABLE FUELS 6.0%
2,236 APA Corp. 94,896
345 Chevron Corp. 71,381
578 ConocoPhillips 76,296
1,890 Delek US Holdings, Inc. 85,182
1,475 Devon Energy Corp. 74,222
368 Diamondback Energy, Inc. 72,787
516 EOG Resources, Inc. 74,598
428 Exxon Mobil Corp. 72,614
1,297 HF Sinclair Corp. 80,920
1,966 Kinder Morgan, Inc. 65,920
330 Marathon Petroleum Corp. 80,579
1,228 Occidental Petroleum Corp. 79,820
775 ONEOK, Inc. 70,052
1,274 Ovintiv, Inc. 75,625
1,563 Par Pacific Holdings, Inc.
(a)
97,907
1,847 PBF Energy, Inc. - Class A 87,954
415 Phillips 66 75,605
278 Targa Resources Corp. 69,703
322 Valero Energy Corp. 79,560
874 Williams Cos., Inc. (The) 63,610
2,545 World Kinect Corp. 58,713
1,607,944
PASSENGER AIRLINES 1.1%
1,214 Alaska Air Group, Inc.
(a)
44,651
4,876 American Airlines Group, Inc.
(a)
52,368
925 Delta Air Lines, Inc. 61,495
11,257 JetBlue Airways Corp.
(a)
49,756
1,271 Southwest Airlines Co. 47,751
572 United Airlines Holdings, Inc.
(a)
52,664
308,685
PERSONAL CARE PRODUCTS 0.4%
558 Estee Lauder Cos., Inc. (The) - Class A 40,048
3,366 Kenvue, Inc. 58,030
98,078
PHARMACEUTICALS 1.6%
1,039 Bristol-Myers Squibb Co. 63,015
61 Eli Lilly & Co. 56,106
261 Johnson & Johnson 63,799
515 Merck & Co., Inc. 61,949
2,357 Pfizer, Inc. 66,185
3,964 Viatris, Inc. 53,554
499 Zoetis, Inc. - Class A 58,987
423,595
PROFESSIONAL SERVICES 2.1%
314 Automatic Data Processing, Inc. 63,799
849 Booz Allen Hamilton Holding Corp. - Class A 66,247
110 CACI International, Inc. - Class A
(a)
59,826
2,119 Concentrix Corp. 57,976
475 Jacobs Solutions, Inc. 60,458
1,588 KBR, Inc. 58,534
367 Leidos Holdings, Inc. 57,076
2,481 ManpowerGroup, Inc. 73,089
730 Science Applications International Corp. 69,292
566,297
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
437 CBRE Group, Inc. - Class A
(a)
59,196
207 Jones Lang LaSalle, Inc.
(a)
62,994
122,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.5%
300 Advanced Micro Devices, Inc.
(a)
61,029

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
179 Analog Devices, Inc. 56,947
169 Applied Materials, Inc. 57,763
198 Broadcom, Inc. 61,282
1,377 Intel Corp.
(a)
60,767
42 KLA Corp. 61,840
263 Lam Research Corp. 56,193
837 Microchip Technology, Inc. 54,079
153 Micron Technology, Inc. 51,690
332 NVIDIA Corp. 57,901
440 QUALCOMM, Inc. 56,663
299 Texas Instruments, Inc. 58,048
694,202
SOFTWARE 1.9%
251 Adobe, Inc.
(a)
61,013
179 Intuit, Inc. 77,397
165 Microsoft Corp. 61,078
439 Oracle Corp. 64,581
451 Palo Alto Networks, Inc.
(a)
72,304
346 Salesforce, Inc. 64,588
627 ServiceNow, Inc.
(a)
65,553
495 Workday, Inc. - Class A
(a)
64,310
530,824
SPECIALIZED REITS 0.5%
339 American Tower Corp. 58,505
68 Equinix, Inc. 66,656
125,161
SPECIALTY RETAIL 5.7%
1,182 Advance Auto Parts, Inc. 62,351
291 Asbury Automotive Group, Inc.
(a)
56,864
323 AutoNation, Inc.
(a)
63,069
17 AutoZone, Inc.
(a)
57,422
1,023 Best Buy Co., Inc. 65,677
208 Burlington Stores, Inc.
(a)
67,679
1,485 CarMax, Inc.
(a)
61,746
195 Carvana Co. - Class A
(a)
61,304
2,526 Chewy, Inc. - Class A
(a)
68,202
302 Dick's Sporting Goods, Inc. 59,884
2,342 Gap, Inc. (The) 56,676
192 Group 1 Automotive, Inc. 63,481
166 Home Depot, Inc. (The) 54,596
225 Lithia Motors, Inc. - Class A 56,187
229 Lowe's Cos., Inc. 54,108
165 Murphy USA, Inc. 81,506
681 O'Reilly Automotive, Inc.
(a)
62,863
395 Penske Automotive Group, Inc. 59,060
319 Ross Stores, Inc. 69,105
1,024 Sonic Automotive, Inc. - Class A 70,216
405 TJX Cos., Inc. (The) 64,679
1,201 Tractor Supply Co. 54,405
94 Ulta Beauty, Inc.
(a)
49,135
869 Wayfair, Inc. - Class A
(a)
65,357
307 Williams-Sonoma, Inc. 55,975
1,541,547
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.5%
235 Apple, Inc. 59,641
533 Dell Technologies, Inc. - Class C 87,481
3,181 Hewlett Packard Enterprise Co. 75,740
3,502 HP, Inc. 67,273
2,059 Super Micro Computer, Inc.
(a)
46,883
236 Western Digital Corp. 63,836
400,854
SHARES SECURITY DESCRIPTION VALUE $
TEXTILES, APPAREL & LUXURY GOODS 0.8%
358 Lululemon Athletica, Inc.
(a)
54,810
999 NIKE, Inc. - Class B 52,767
924 PVH Corp. 64,458
3,229 VF Corp. 54,861
226,896
TOBACCO 0.4%
927 Altria Group, Inc. 61,173
342 Philip Morris International, Inc. 56,546
117,719
TRADING COMPANIES & DISTRIBUTORS 1.5%
1,145 Core & Main, Inc. - Class A
(a)
56,563
1,411 Fastenal Co. 65,471
246 Ferguson Enterprises, Inc. 57,382
72 United Rentals, Inc. 52,456
156 Watsco, Inc. 56,751
216 WESCO International, Inc. 59,102
57 WW Grainger, Inc. 62,176
409,901
Total Common Stocks
(Cost $26,726,110) 27,213,282
SHORT TERM INVESTMENTS 0.2%
64,505 JPMorgan U.S. Government Money
Market Fund - Class IM 3.60%
(c)
64,505
Total Short Term Investments
(Cost $64,505) 64,505
Total Investments 99.9%
(Cost $26,790,615) 27,277,787
Other Assets in Excess of Liabilities 0.1% 19,340
NET ASSETS 100.0% $27,297,127
(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.
Abbreviations:
CVR Contingent Value Rights

Schedule of Investments DoubleLine Multi-Sector Income ETF
(Unaudited)
March 31, 2026

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COMMON STOCKS  0.0%
(a)
837 Altice France SA
(b)
14,149
Total Common Stock
(Cost $13,382) 14,149
ASSET-BACKED OBLIGATIONS 2.7%
AmeriCredit Automobile Receivables Trust ,
100,000 Series 2026-1-A2 4.03%
(c)
04/18/2029 99,970
DataBank Issuer II LLC ,
100,000 Series 2025-1A-B 5.67%
(c)
09/27/2055 96,370
Dividend Solar Loans LLC ,
246,543 Series 2017-1-C 7.00%
(c)
03/22/2038 222,940
EDI ABS Issuer LLC ,
100,000 Series 2025-1A-B 4.55%
(c)
07/25/2055 92,661
Hilton Grand Vacations Trust ,
89,973 Series 2025-3EXT-C 5.39%
(c)
10/25/2044 89,738
Horizon Aircraft Finance IV Ltd. ,
286,750 Series 2024-1-A 5.38%
(c)
09/15/2049 284,800
Lunar Structured Aircraft Portfolio Notes ,
260,361 Series 2021-1-B 3.43%
(c)
10/15/2046 247,877
MetroNet Infrastructure Issuer LLC ,
100,000 Series 2026-1A-A2 5.27%
(c)
04/20/2056 100,574
Pagaya Ai Debt Grantor Trust ,
144,353 Series 2024-9-D 6.17%
(c)
03/15/2032 144,825
Pagaya AI Debt Grantor Trust ,
111,372 Series 2024-8-D 6.53%
(c)
01/15/2032 111,811
QTS Issuer ABS I LLC ,
150,000 Series 2025-1A-B 5.93%
(c)
05/25/2055 147,017
Retained Vantage Data Centers Issuer LLC ,
150,000 Series 2024-1A-B 5.78%
(c)
09/15/2049 145,756
Vital Care Issuer LLC ,
250,000 Series 2025-1A-A2 6.74%
(c)
01/30/2056 251,673
Willis Engine Structured Trust V ,
163,177 Series 2020-A-C 6.66%
(c)
03/15/2045 161,616
Total Asset-Backed Obligations
(Cost $2,189,957) 2,197,628
BANK LOANS 14.5%
1261229 BC Ltd. ,
29,775 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 6.25%) 9.92% 10/08/2030 28,815
Acrisure LLC ,
243,766 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 11/06/2030 236,636
ADMI Corp. ,
78,072 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.75%,
0.50% Floor) 7.53% 12/23/2027 73,426
Alera Group, Inc. ,
89,551 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 05/31/2032 87,042
Alkermes, Inc. ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 08/12/2031 90,788
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Allied Universal Holdco LLC ,
99,500 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 08/20/2032 99,624
Allison Transmission, Inc. ,
115,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.42% 01/03/2033 115,546
Alterra Mountain Co. ,
54,862 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 08/17/2028 54,914
Altice France SA ,
120,809 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 6.88%) 10.55% 05/30/2031 121,287
American Axle & Manufacturing, Inc. ,
84,150 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.91% 02/03/2033 83,940
Apro LLC ,
113,844 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.43% 07/09/2031 114,342
Ardonagh Group Finco Pty. Ltd. ,
133,990 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.45% 02/18/2031 131,060
Ascend Learning LLC ,
253,719 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.67% 12/11/2028 248,264
Asurion LLC ,
43,928 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.25%) 7.92% 09/19/2030 43,514
9,813 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 9.03% 01/19/2029 9,765
AthenaHealth Group, Inc. ,
54,861 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 2.75%,
0.50% Floor) 6.42% 02/15/2029 53,936
Aveanna Healthcare LLC ,
109,725 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.42% 09/17/2032 109,801

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Bausch + Lomb Corp. ,
233,925 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.42% 01/15/2031 234,730
BCPE Empire Holdings, Inc. ,
153,063 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.92% 12/11/2030 151,021
BioMarin Pharmaceutical, Inc. ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.17% 01/28/2033 94,882
Blackfin Pipeline LLC ,
94,763 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.69% 09/29/2032 95,399
Boots Group Finco LP ,
79,800 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 08/30/2032 80,182
Boxer Parent Co., Inc. ,
138,600 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 07/30/2031 128,883
Caesars Entertainment, Inc. ,
213,845 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.92% 02/06/2031 208,232
Camelot U.S. Acquisition LLC ,
50,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 01/31/2031 43,448
Cengage Learning, Inc. ,
153,450 Senior Secured First
Lien Term Loan
(TSFR1M + 3%;
TSFR3M + 3% +
3.00%) 6.67% 03/24/2031 150,636
Chariot Buyer LLC ,
119,698 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 09/08/2032 118,747
Clear Channel Outdoor Holdings, Inc. ,
70,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.79% 08/23/2028 70,280
Cloud Software Group, Inc. ,
29,925 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 08/16/2032 27,467
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Clydesdale Acquisition Holdings, Inc. ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.18%,
0.50% Floor) 6.84% 04/13/2029 23,912
9,975 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 04/01/2032 9,343
Columbus McKinnon Corp. ,
123,623 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.20% 02/03/2033 123,314
Compass Power Generation LLC ,
126,965 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 04/16/2029 127,895
CompoSecure Holdings LLC ,
55,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.93% 01/14/2033 54,966
Cotiviti, Inc. ,
18,993 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 05/01/2031 17,544
104,213 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 03/26/2032 96,189
CPI Holdco B LLC ,
14,924 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 05/19/2031 14,845
Crown Finance U.S., Inc. ,
114,350 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.50%) 8.17% 12/02/2031 113,403
Curium BidCo Sarl ,
48,865 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 08/06/2031 48,834
Dayforce Bidco LLC ,
125,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 02/04/2033 118,576
Delta 2 (Lux) Sarl ,
115,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.45% 09/30/2031 114,928
Eagle Parent Corp. ,
108,179 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.92% 04/02/2029 108,529

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Edelman Financial Engines Center LLC (The) ,
40,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 8.92% 10/20/2028 39,710
EG America LLC ,
185,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 02/10/2031 185,370
Eisner Advisory Group LLC ,
84,787 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.67% 02/28/2031 80,972
Fertitta Entertainment LLC ,
124,675 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.92% 01/29/2029 122,493
First Advantage Holdings LLC ,
34,586 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.45% 10/31/2031 33,750
Focus Financial Partners LLC ,
147,962 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 09/15/2031 143,515
Freeport LNG Investments LLLP ,
155,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.89% 02/11/2033 155,259
Froneri U.S., Inc. ,
254,363 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.25%) 5.88% 09/30/2032 249,929
Gainwell Acquisition Corp. ,
192,927 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.00%,
0.75% Floor) 7.80% 10/01/2027 187,702
Garda World Security Corp. ,
104,211 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 02/01/2029 103,689
GBT U.S. III LLC ,
69,773 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.67% 07/25/2031 68,483
Genmab A/S ,
63,375 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.73% 12/13/2032 63,687
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Golden State Foods LLC ,
14,924 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.20% 12/04/2031 14,963
Grant Thornton Advisors LLC ,
278,697 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 06/02/2031 260,872
Great Outdoors Group LLC ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.75% Floor) 6.92% 01/23/2032 64,976
Green Infrastructure Partners, Inc. ,
230,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.45% 09/24/2032 230,000
Hexion Holdings Corp. ,
47,241 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 4.00%,
0.50% Floor) 7.67% 03/15/2029 45,302
Hologic, Inc. ,
235,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.25%) 5.75% 01/14/2033 232,489
INEOS U.S. Finance LLC ,
19,585 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 02/18/2030 17,174
ION Platform Finance U.S., Inc. ,
150,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.42% 09/30/2032 121,375
Kaman Corp. ,
1,940 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.15% 02/26/2032 1,943
104,539 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 02/26/2032 104,699
Lavender Dutch BorrowerCo BV ,
74,813 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.94% 12/30/2032 73,877
LBM Acquisition LLC ,
30,540 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.75%,
0.75% Floor) 7.52% 06/06/2031 24,646

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LC Ahab U.S. Bidco LLC ,
149,020 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 05/01/2031 147,809
LifePoint Health, Inc. ,
137,160 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.42% 05/19/2031 137,357
Live Nation Entertainment, Inc. ,
84,788 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 10/21/2032 84,929
Madison IAQ LLC ,
76,388 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.51% 05/06/2032 76,641
McAfee Corp. ,
29,437 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.67% 03/01/2029 26,383
Meade Pipeline Co. LLC ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.69% 09/22/2032 90,150
MH Sub I LLC ,
147,731 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 4.25%,
0.50% Floor) 7.92% 12/31/2031 99,165
Michaels Cos., Inc. (The) ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.67% 03/15/2033 29,177
Mitchell International, Inc. ,
44,888 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 06/17/2031 42,954
MIWD Holdco II LLC ,
104,175 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.42% 03/28/2031 96,318
Motion Finco Sarl ,
69,700 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.20% 11/13/2029 61,311
NEP Group, Inc. ,
25,513 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.50%) 8.17% 10/17/2031 23,179
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Neptune Bidco US, Inc. ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.76% 02/03/2033 28,680
Nexstar Media, Inc. ,
109,175 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 06/28/2032 108,190
145,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.22% 03/18/2033 143,550
NGL Energy Operating LLC ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.18% 03/11/2033 25,059
OAK-Eagle Acquireco, Inc. ,
190,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.50%) 6.97% 03/23/2033 189,050
OneDigital Borrower LLC ,
74,810 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.67% 07/02/2031 72,519
Ontario Gaming GTA LP ,
64,405 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.95% 08/01/2030 60,512
OPENLANE, Inc. ,
104,738 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.14% 10/08/2032 104,868
Ovg Business Services LLC ,
203,965 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.67% 06/25/2031 204,220
Pacific Dental Services, Inc. ,
49,749 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.18% 03/17/2031 49,843
PetSmart LLC ,
80,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.67% 08/18/2032 79,620
Pinnacle Buyer LLC ,
33,465 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 10/01/2032 33,543

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Primo Brands Corp. ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.22% 03/19/2031 75,211
Project Aurora U.S. Finco, Inc. ,
55,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.49% 12/06/2032 55,172
Pye-Barker Fire & Safety LLC ,
34,800 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.21% 12/16/2032 34,893
Radiology Partners, Inc. ,
134,325 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.50%) 8.17% 06/30/2032 132,574
RealPage, Inc. ,
179,063 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.96% 04/24/2028 171,950
19,850 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.45% 04/24/2028 19,332
Savor Acquisition, Inc. ,
55,436 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 02/19/2032 55,575
Sedgwick Claims Management Services, Inc. ,
202,951 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 07/31/2031 199,545
Select Medical Corp. ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.25%) 6.72% 12/31/2031 64,919
Staples, Inc. ,
34,736 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.75%) 9.41% 08/23/2029 31,658
StubHub Holdco Sub LLC ,
26,578 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.75%) 8.42% 03/15/2030 26,238
Sunrise Financing Partnership ,
200,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.47%) 6.10% 02/16/2032 199,042
Talen Energy Supply LLC ,
104,738 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.67% 11/25/2032 104,943
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Team Health Holdings, Inc. ,
84,364 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.66% 06/30/2028 84,185
Tecta America Corp. ,
59,700 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.25% 02/18/2032 59,555
Tiger Acquisition LLC ,
138,515 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.18% 08/23/2032 138,809
TKO Worldwide Holdings LLC ,
64,637 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.66% 11/21/2031 64,678
TransDigm, Inc. ,
20,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 02/14/2033 20,032
Trident TPI Holdings, Inc. ,
39,748 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.45% 09/15/2028 37,742
Trucordia Insurance Holdings LLC ,
24,363 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 06/17/2032 22,536
UKG, Inc. ,
129,674 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.17% 02/10/2031 124,090
Univision Communications, Inc. ,
169,139 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.28% 01/23/2029 167,766
Verde Purchaser LLC ,
54,473 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.67% 11/30/2030 53,072
Vestis Corp. ,
79,579 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.92% 02/24/2031 76,993
Victory Capital Holdings, Inc. ,
29,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.70% 09/23/2032 29,816

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Victra Holdings LLC ,
245,996 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.45% 03/30/2029 242,921
Virgin Media Bristol LLC ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 7.04% 01/31/2029 72,531
110,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 3.18%) 7.05% 03/31/2031 100,708
Voyager Parent LLC ,
139,301 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.25%) 7.95% 07/01/2032 138,532
VSE Corp. ,
45,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.00%) 5.47% 03/17/2033 45,009
Wand NewCo 3, Inc. ,
165,004 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.17% 01/30/2031 163,879
White Cap Supply Holdings LLC ,
34,187 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 10/19/2029 32,961
WhiteWater Matterhorn Holdings LLC ,
44,938 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.44% 06/16/2032 44,788
Zayo Group Holdings, Inc. ,
188,913 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00% +
0.50% PIK) 6.79% 03/11/2030 185,833
Zelis Payments Buyer, Inc. ,
118,809 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.92% 11/26/2031 115,260
Total Bank Loans
(Cost $12,103,769) 11,913,535
COLLATERALIZED LOAN OBLIGATIONS 5.4%
ACREC LLC ,
130,000 Series 2026-FL4-C
(CME Term SOFR 1
Month + 2.00%) 5.68%
(c)
01/18/2043 129,817
AREIT LLC ,
110,000 Series 2025-CRE11-C
(CME Term SOFR 1
Month + 2.25%) 5.93%
(c)
07/25/2043 110,165
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Bain Capital Credit CLO ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor) 6.62%
(c)
07/19/2031 1,004,353
BDS LLC ,
140,000 Series 2025-FL16-C
(CME Term SOFR 1
Month + 2.10%) 5.78%
(c)
06/19/2043 139,791
BRSP Ltd. ,
140,000 Series 2026-FL3-D
(CME Term SOFR 1
Month + 2.85%) 6.53%
(c)
08/19/2043 140,521
BSPRT Issuer LLC ,
100,000 Series 2024-FL11-C
(CME Term SOFR 1
Month + 2.64%) 6.32%
(c)
07/15/2039 100,070
140,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 0.00%
(c)
10/18/2043 140,350
BSPRT Issuer Ltd. ,
126,916 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 5.93%
(c)
09/15/2035 127,239
Carlyle US CLO Ltd. ,
500,000 Series 2020-2A-CR2
(CME Term SOFR 3
Month + 2.90%) 6.57%
(c)
01/25/2035 484,031
FS Rialto Issuer LLC ,
110,000 Series 2026-FL11-C
(CME Term SOFR 1
Month + 2.05%) 5.73%
(c)
01/19/2044 110,342
GS REFT Issuer Ltd. ,
150,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.17%
(c)
04/19/2043 150,375
Harvest US CLO Ltd. ,
500,000 Series 2023-1A-DR
(CME Term SOFR 3
Month + 2.85%) 6.52%
(c)
01/15/2037 494,606
KREF Ltd. ,
150,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.09%
(c)
02/15/2039 150,262
130,000 Series 2022-FL3-C
(CME Term SOFR 1
Month + 2.30%) 5.98%
(c)
02/17/2039 130,480
LoanCore Issuer Ltd. ,
150,000 Series 2021-CRE6-C
(CME Term SOFR 1
Month + 2.41%) 6.09%
(c)
11/15/2038 150,454
100,000 Series 2021-CRE6-D
(CME Term SOFR 1
Month + 2.96%) 6.64%
(c)
11/15/2038 100,331
MF1 LLC ,
170,000 Series 2026-FL21-C
(CME Term SOFR 1
Month + 1.95%) 5.63%
(c)
02/18/2041 170,625
MF1 Ltd. ,
100,000 Series 2021-FL7-D
(CME Term SOFR 1
Month + 2.66%) 6.34%
(c)
10/16/2036 100,134

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
130,000 Series 2022-FL8-B
(CME Term SOFR 1
Month + 1.95%) 5.63%
(c)
02/19/2037 129,887
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor) 6.59%
(c)
10/16/2036 148,718
PFP Ltd. ,
150,000 Series 2025-12-C
(CME Term SOFR 1
Month + 2.54%) 6.22%
(c)
12/18/2042 150,336
90,000 Series 2026-13-C
(CME Term SOFR 1
Month + 2.00%) 5.68%
(c)
08/18/2043 90,287
Total Collateralized Loan Obligations
(Cost $4,458,338) 4,453,174
FOREIGN CORPORATE BONDS 4.0%
BERMUDA 0.1%
108,000 Triton Container
International Ltd. 5.15% 02/15/2033 105,818
BRAZIL 0.1%
95,000 Suzano Netherlands
BV 5.50% 01/15/2036 91,972
CANADA 1.3%
32,000 Bank of Nova Scotia
(The) (SOFR +
1.05%) 4.81% 02/02/2034 31,558
94,000 Bell Canada (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.36%) 7.00% 09/15/2055 96,248
51,000 Cenovus Energy, Inc. 5.40% 03/20/2036 50,764
83,000 Element Fleet
Management Corp. 5.04%
(c)
03/25/2030 83,836
90,000 Garda World Security
Corp. 6.50%
(c)
01/15/2031 91,312
250,000 Garda World Security
Corp. 8.25%
(c)
08/01/2032 247,729
260,000 Ontario Gaming
GTA LP 8.00%
(c)
08/01/2030 249,386
89,000 TELUS Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.71%) 7.00% 10/15/2055 90,895
97,000 WSP Global, Inc. 5.04%
(c)
09/18/2031 96,231
1,037,959
CAYMAN ISLANDS 0.7%
539,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(c)
09/01/2027 547,511
FRANCE 0.3%
94,384 Altice France SA 6.88%
(c)
07/15/2032 89,517
200,000 Societe Generale SA
(SOFR + 1.73%) 5.44%
(c)
10/03/2036 195,792
285,309
HONG KONG 0.3%
290,000 Seaspan Corp. 5.50%
(c)
08/01/2029 271,993
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
IRELAND 0.3%
150,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.72%) 6.95% 03/10/2055 153,605
64,000 Avolon Holdings
Funding Ltd. 4.90%
(c)
10/10/2030 63,587
217,192
ISRAEL 0.1%
102,000 Teva Pharmaceutical
Finance Co. LLC 6.15% 02/01/2036 105,216
UNITED KINGDOM 0.8%
200,000 180 Medical, Inc. 5.30%
(c)
10/08/2035 196,561
62,000 BAT Capital Corp. 5.63% 08/15/2035 63,787
200,000 Froneri Lux FinCo.
Sarl 6.00%
(c)
08/01/2032 195,195
200,000 Merlin
Entertainments
Group US Holdings,
Inc. 7.38%
(c)
02/15/2031 167,066
622,609
Total Foreign Corporate Bonds
(Cost $3,322,189) 3,285,579
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 9.8%
1211 Avenue of the Americas Trust ,
100,000 Series
2015-1211-A1A2 3.90%
(c)
08/10/2035 95,862
1345T ,
100,000 Series 2025-AOA-D
(CME Term SOFR 1
Month + 3.00%) 6.67%
(c)
06/15/2042 99,902
ALA Trust ,
150,000 Series 2025-OANA-A
(CME Term SOFR 1
Month + 1.74%) 5.42%
(c)
06/15/2040 150,610
Arbor Multifamily Mortgage Securities Trust ,
3,718,190
Series 2020-MF1-XA
0.92%
(c)
(d)(e)
05/15/2053 112,285
130,000 Series 2021-MF3-A2 2.21%
(c)
10/15/2054 128,135
ARDN Mortgage Trust ,
100,000 Series 2025-ARCP-A
(CME Term SOFR 1
Month + 1.75%) 5.42%
(c)
06/15/2035 99,766
BANK ,
4,077,128 Series 2021-BN32-XA 0.76%
(d)(e)
04/15/2054 109,541
BANK5 ,
1,078,646 Series 2025-5YR16-XA 1.07%
(d)(e)
08/15/2063 45,072
1,998,740 Series 2025-5YR17-XA 1.19%
(d)(e)
11/15/2058 93,262
1,801,968 Series 2026-5YR20-XA 1.31%
(d)(e)
02/15/2059 100,209
3,161,000 Series 2026-5YR21-XA 1.00%
(d)(e)
04/15/2059 111,056
BBCMS Mortgage Trust ,
100,000 Series 2023-C19-B 6.35%
(d)
04/15/2056 100,748
171,000 Series 2024-5C29-D 4.00%
(c)
09/15/2057 150,828
170,000 Series 2024-5C31-D 4.25%
(c)
12/15/2057 150,222
122,000 Series 2025-5C38-B 5.72%
(d)
11/15/2058 124,058
103,000 Series 2026-5C40-D 4.25%
(c)
02/15/2059 86,662
Benchmark Mortgage Trust ,
3,967,642 Series 2024-V12-XA 0.85%
(d)(e)
12/15/2057 115,520
100,000 Series 2024-V6-D 4.00% 03/15/2057 90,170
3,565,296 Series 2025-V15-XA 1.12%
(d)(e)
06/15/2058 147,888
100,000 Series 2025-V16-C 5.95%
(d)
08/15/2058 101,067

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,149,492 Series 2025-V16-XA 0.96%
(d)(e)
08/15/2058 114,855
250,000 Series 2025-V18-C 6.14% 10/15/2058 249,591
3,474,939
Series 2025-V18-XA
1.26%
(c)
(d)(e)
10/15/2058 176,227
128,000 Series 2025-V19-C 5.75%
(d)
01/15/2058 127,299
1,143,000
Series 2026-V21-XD
2.25%
(c)
(d)(e)
12/15/2030 108,057
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(c)
02/15/2057 134,182
150,000 Series 2024-5C5-D 4.50%
(c)
02/15/2057 133,816
150,000 Series 2025-5C10-C 6.49%
(d)
05/15/2058 152,330
136,000 Series 2025-5C13-C 5.88%
(d)
12/15/2058 134,327
2,648,694 Series 2025-5C13-XA 1.20%
(d)(e)
12/15/2058 129,239
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor) 6.06%
(c)
06/15/2041 100,171
BX Commercial Mortgage Trust ,
97,464 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor) 6.26%
(c)
11/15/2041 97,540
70,000 Series 2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 6.36%
(c)
05/15/2041 69,958
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 6.36%
(c)
02/15/2039 88,717
110,000 Series 2026-ALOHA-D
(CME Term SOFR 1
Month + 2.15%) 0.00%
(c)
04/15/2043 110,275
100,000 Series 2026-CSMO-D
(CME Term SOFR 1
Month + 2.45%) 6.12%
(c)
02/15/2043 100,406
100,000 Series 2026-XL6-D
(CME Term SOFR 1
Month + 2.10%) 5.77%
(c)
03/15/2043 99,610
BX Trust ,
100,000 Series 2021-LGCY-D
(CME Term SOFR 1
Month + 1.42%) 5.09%
(c)
10/15/2036 99,927
84,533 Series 2021-RISE-D
(CME Term SOFR 1
Month + 1.86%) 5.54%
(c)
11/15/2036 84,542
100,000 Series 2022-LBA6-C
(CME Term SOFR 1
Month + 1.60%) 5.27%
(c)
01/15/2039 100,042
71,296 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 6.36%
(c)
04/15/2041 71,381
100,000 Series 2025-ARIA-C 5.52%
(c)(d)
12/13/2042 99,808
100,000 Series 2026-CART-D
(CME Term SOFR 1
Month + 1.90%) 5.57%
(c)
02/15/2036 99,258
100,000 Series 2026-OPTM-D
(CME Term SOFR 1
Month + 2.00%) 5.75%
(c)
03/15/2039 99,571
BXP Trust ,
100,000 Series 2017-GM-C 3.42%
(c)(d)
06/13/2039 97,647
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
DBC Mortgage Trust ,
100,000 Series 2025-DBC-D
(CME Term SOFR 1
Month + 2.60%) 6.27%
(c)
11/15/2042 99,886
ELP Commercial Mortgage Trust ,
100,000 Series 2025-ELP-E 6.02%
(c)(d)
11/13/2042 98,952
Great Wolf Trust ,
100,000 Series 2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor) 6.56%
(c)
03/15/2039 100,407
Hilton USA Trust ,
100,000 Series 2016-HHV-C 4.19%
(c)(d)
11/05/2038 99,663
100,000 Series 2016-SFP-A 2.83%
(c)
11/05/2035 85,740
INV Mortgage Trust ,
100,000 Series 2024-IND-A
(CME Term SOFR 1
Month + 1.74%) 5.41%
(c)
11/15/2041 98,859
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 133,169
LBTY Commercial Mortgage Trust ,
100,000 Series 2026-225L-D 5.71%
(c)(d)
02/10/2043 98,160
MHP Commercial Mortgage Trust ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.14%
(c)
07/15/2038 99,984
100,000 Series 2021-STOR-E
(CME Term SOFR 1
Month + 1.86%) 5.54%
(c)
07/15/2038 99,997
Morgan Stanley Bank of America Merrill Lynch Trust ,
93,957 Series 2013-C11-AS 3.89%
(d)
08/15/2046 91,077
104,000 Series 2025-5C1-C 6.64%
(d)
03/15/2058 107,377
100,000 Series 2025-5C2-C 5.74%
(d)
11/15/2058 98,242
Morgan Stanley Capital I Trust ,
150,000 Series 2018-H3-C 4.86%
(d)
07/15/2051 143,717
MTN Commercial Mortgage Trust ,
100,000 Series 2022-LPFL-D
(CME Term SOFR
1 Month + 2.94%,
2.94% Floor) 6.62%
(c)
03/15/2039 99,880
Natixis Commercial Mortgage Securities Trust ,
100,000 Series 2019-10K-E 4.13%
(c)(d)
05/15/2039 92,734
NYC Commercial Mortgage Trust ,
100,000 Series 2025-300P-E 7.39%
(c)(d)
07/13/2042 100,716
PLYM Commercial Mortgage Trust ,
100,000 Series 2026-IND-D
(CME Term SOFR 1
Month + 2.15%) 5.82%
(c)
03/15/2043 99,252
RFR Trust ,
100,000 Series 2025-SGRM-E 7.27%
(c)(d)
03/11/2041 100,556
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(d)
10/15/2051 142,320
Wells Fargo Commercial Mortgage Trust ,
200,000 Series 2025-5C4-D 4.50%
(c)
05/15/2058 177,080
2,066,968 Series 2025-5C4-XA 1.12%
(d)(e)
05/15/2058 84,095
123,000 Series 2025-5C7-C 5.80%
(d)
12/15/2058 120,990
150,000 Series 2025-5C7-D 4.25%
(c)
12/15/2058 125,002
100,000 Series 2025-AGLN-B
(CME Term SOFR 1
Month + 1.94%) 5.61%
(c)
07/15/2037 99,755
104,000 Series 2026-5C8-D 4.50%
(c)
03/15/2059 88,356

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,641,000 Series 2026-5C8-XA 1.58%
(d)(e)
03/15/2059 154,584
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $8,032,959) 8,032,189
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 18.3%
Aspire Mortgage Trust ,
500,000 Series 2026-1-M1 5.40%
(c)(d)
01/25/2066 501,481
BRAVO Residential Funding Trust ,
650,000 Series 2026-NQM1-B1 6.45%
(c)(d)
12/25/2065 649,565
500,000 Series
2026-NQM2-M1 5.45%
(c)(d)
11/25/2065 489,179
COLT Mortgage Loan Trust ,
500,000 Series 2026-2-M1 5.42%
(c)(d)
03/25/2071 503,031
EFMT ,
750,000 Series 2025-INV2-B2 7.50%
(c)(d)
05/26/2070 745,491
FHLMC STACR REMICS Trust ,
300,000 Series 2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 5.66%
(c)
03/25/2044 303,295
J.P. Morgan Mortgage Trust ,
500,000 Series 2024-VIS2-B2 7.69%
(c)(d)
11/25/2064 499,176
600,000 Series
2025-NQM5-M1A 5.67%
(c)(d)
05/25/2066 594,327
MFA Trust ,
750,000 Series
2025-NQM5-M1 5.89%
(c)(d)
11/25/2070 753,595
Morgan Stanley Residential Mortgage Loan Trust ,
740,000 Series 2025-NQM5-B1 7.07%
(c)(d)
07/25/2070 741,142
New Residential Mortgage Loan Trust ,
750,000 Series 2026-NQM1-B1 6.60%
(c)(d)
11/25/2065 740,866
OBX Trust ,
600,000 Series
2024-NQM17-M1 6.65%
(c)(d)
11/25/2064 605,828
625,000 Series
2024-NQM18-M1 6.17%
(c)(d)
10/25/2064 626,599
600,000 Series
2025-NQM23-M1 5.67%
(c)(d)
10/25/2065 595,190
PRPM Trust ,
750,000 Series 2025-NQM3-B1 6.89%
(c)(d)
05/25/2070 751,139
600,000 Series 2025-NQM6-B1 6.96%
(c)(d)
12/25/2070 595,704
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(c)(d)
11/25/2069 626,768
500,000 Series 2025-1-B1 7.01%
(c)(d)
01/25/2070 505,613
700,000 Series 2025-11-B1 6.41%
(c)(d)
11/25/2070 690,745
625,000 Series 2025-2-B1 6.97%
(c)
03/25/2070 627,783
750,000 Series 2025-5-B1 7.06%
(c)(d)
06/25/2070 753,842
750,000 Series 2025-6-B1 6.87%
(c)(d)
07/25/2070 752,007
750,000 Series 2025-9-B2 7.38%
(c)(d)
10/27/2070 745,434
600,000 Series 2026-1-B1 6.47%
(c)(d)
01/25/2071 592,567
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $15,016,951) 14,990,367
U.S. CORPORATE BONDS 40.0%
250,000 1261229 BC Ltd. 10.00%
(c)
04/15/2032 256,172
295,000 Acrisure LLC 6.75%
(c)
07/01/2032 284,555
220,000 Acushnet Co. 5.63%
(c)
12/01/2033 218,848
210,000 Advanced Drainage
Systems, Inc. 5.38%
(c)
03/01/2034 204,880
96,000 Alliant Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.08%) 5.75% 04/01/2056 93,367
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
120,000 Alliant Holdings
Intermediate LLC 6.50%
(c)
10/01/2031 117,984
174,000 Allied Universal
Holdco LLC 7.88%
(c)
02/15/2031 179,548
100,000 American Axle &
Manufacturing,
Inc. 6.38%
(c)
10/15/2032 99,055
90,000 American Axle &
Manufacturing,
Inc. 7.75%
(c)
10/15/2033 87,670
84,000 American Express Co.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.15%) 5.41% 02/08/2041 83,441
50,000 Antero Midstream
Partners LP 5.75%
(c)
07/01/2034 49,305
85,000 Anywhere Real Estate
Group LLC 5.25%
(c)
04/15/2030 80,378
65,000 Anywhere Real Estate
Group LLC 9.75%
(c)
04/15/2030 69,057
50,000 APA Corp. 6.10% 02/15/2035 51,369
186,000 AthenaHealth Group,
Inc. 6.50%
(c)
02/15/2030 174,783
50,000 Atlassian Corp. 5.25% 05/15/2029 50,312
155,000 Azorra Finance Ltd. 7.25%
(c)
01/15/2031 156,639
102,000 Bank of America
Corp. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.68%) 6.63%
(f)
05/01/2030 104,642
112,000 Bank of New York
Mellon Corp. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.03%) 5.63%
(f)
03/20/2031 109,762
224,000 Bausch + Lomb Corp. 8.38%
(c)
10/01/2028 231,560
76,000 Block Financial LLC 5.38% 09/15/2032 73,794
95,000 Brown & Brown, Inc. 5.25% 06/23/2032 94,882
320,000 Builders FirstSource,
Inc. 6.38%
(c)
03/01/2034 316,309
170,000 Builders FirstSource,
Inc. 6.75%
(c)
05/15/2035 170,050
50,000 CACI International,
Inc. 6.38%
(c)
06/15/2033 50,931
120,000 Caesars
Entertainment, Inc. 6.00%
(c)
10/15/2032 110,547
41,000 Carnival Corp. 5.13%
(c)
05/01/2029 40,722
250,000 Carnival Corp. 5.88%
(c)
06/15/2031 253,230
220,000 Carnival Corp. 5.75%
(c)
08/01/2032 220,203
33,000 CCO Holdings LLC 5.13%
(c)
05/01/2027 32,984
345,000 CCO Holdings LLC 4.75%
(c)
03/01/2030 327,579
171,000 CCO Holdings LLC 4.75%
(c)
02/01/2032 154,749
60,000 CCO Holdings LLC 4.25%
(c)
01/15/2034 51,385
90,000 CCO Holdings LLC 7.38%
(c)
02/01/2036 89,707
60,000 Celanese US Holdings
LLC 6.50% 04/15/2030 61,270
60,000 Celanese US Holdings
LLC 6.75% 04/15/2033 61,596
40,000 Chemours Co. (The) 7.88%
(c)
03/15/2034 40,028
43,000 Cheniere Energy, Inc. 5.65% 04/15/2034 44,283
180,000 Chord Energy Corp. 6.00%
(c)
10/01/2030 182,495
115,000 Chord Energy Corp. 6.75%
(c)
03/15/2033 118,803

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
190,000 CHS/Community
Health Systems,
Inc. 6.00%
(c)
01/15/2029 188,025
85,000 Cipher Compute LLC 7.13%
(c)
11/15/2030 88,169
95,000 Citigroup, Inc. (5-year
CMT T-Note +
2.89%) 6.88%
(f)
08/15/2030 95,732
190,000 Clarios Global LP 6.75%
(c)
02/15/2030 194,409
300,000 Clarios Global LP 6.75%
(c)
09/15/2032 302,589
65,000 Clear Channel
Outdoor Holdings,
Inc. 7.50%
(c)
06/01/2029 65,312
205,000 Clear Channel
Outdoor Holdings,
Inc. 7.13%
(c)
02/15/2031 214,903
50,000 Cloud Software
Group, Inc. 9.00%
(c)
09/30/2029 48,281
160,000 Cloud Software
Group, Inc. 6.63%
(c)
08/15/2033 142,397
80,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(c)
04/15/2032 75,787
94,000 CMS Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.96%) 6.50% 06/01/2055 95,740
52,000 CNH Industrial
Capital LLC 4.38% 03/07/2031 50,842
75,000 CNX Midstream
Partners LP 4.75%
(c)
04/15/2030 71,357
140,000 CNX Resources Corp. 5.88%
(c)
03/01/2034 136,442
250,000 Columbus McKinnon
Corp. 7.13%
(c)
02/01/2033 250,119
85,000 CoreWeave, Inc. 9.25%
(c)
06/01/2030 82,672
35,000 Crescent Energy
Finance LLC 7.88%
(c)
04/15/2032 35,784
235,000 Dcli Bidco LLC 7.75%
(c)
11/15/2029 237,831
580,000 Dealer Tire LLC 8.00%
(c)
02/01/2028 567,462
39,000 Dell International LLC 5.10% 02/15/2036 38,149
176,000 Directv Financing LLC 5.88%
(c)
08/15/2027 175,923
180,000 Directv Financing LLC 8.88%
(c)
02/01/2030 179,824
115,000 Discovery Global
Holdings, Inc. 4.05% 03/15/2029 111,334
45,000 Discovery Global
Holdings, Inc. 4.28% 03/15/2032 39,881
80,000 Discovery Global
Holdings, Inc. 5.05% 03/15/2042 52,905
225,000 DISH DBS Corp. 5.75%
(c)
12/01/2028 217,754
165,000 DISH DBS Corp. 5.13% 06/01/2029 147,635
276,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(c)
10/15/2029 246,669
84,000 EchoStar Corp. 10.75% 11/30/2029 90,793
190,000 Ellucian Holdings, Inc. 6.50%
(c)
12/01/2029 186,060
205,000 EMRLD Borrower LP 6.63%
(c)
12/15/2030 208,753
185,000 Energizer Holdings,
Inc. 6.00%
(c)
09/15/2033 173,490
77,000 Energy Transfer LP
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 5.31%) 7.13%
(f)
05/15/2030 78,575
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
72,000 Entergy Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.67%) 7.13% 12/01/2054 73,818
98,000 Essential Properties
LP 5.40% 12/01/2035 96,521
64,000 Extra Space Storage
LP 5.40% 06/15/2035 64,323
8,000 Fedex Freight Holding
Co., Inc. 4.95%
(c)
03/15/2033 7,805
116,000 Fertitta
Entertainment LLC 6.75%
(c)
01/15/2030 108,439
69,000 Fiserv, Inc. 4.55% 02/15/2031 67,594
125,000 Flash Compute LLC 7.25%
(c)
12/31/2030 126,005
40,000 Flex Ltd. 5.25% 01/15/2032 40,174
63,000 Florida Gas
Transmission Co.
LLC 5.75%
(c)
07/15/2035 64,669
115,000 Freedom Mortgage
Holdings LLC 8.38%
(c)
04/01/2032 113,244
85,000 Full House Resorts,
Inc. 8.25%
(c)
02/15/2028 77,563
31,000 Gabx Leasing LLC 4.63%
(c)
04/15/2031 30,569
92,000 General Motors
Financial Co., Inc. 4.60% 01/08/2031 90,711
290,000 Genesee & Wyoming,
Inc. 6.25%
(c)
04/15/2032 293,828
170,000 Getty Images, Inc. 10.50%
(c)
11/15/2030 152,622
285,000 GFL Environmental
Holdings US, Inc. 5.50%
(c)
02/01/2034 279,883
40,000 Global Payments, Inc. 5.20% 11/15/2032 38,851
86,000 GLP Capital LP 5.63% 03/01/2036 83,723
150,000 Goat Holdco LLC 6.75%
(c)
02/01/2032 151,049
90,000 Goldman Sachs
Group, Inc. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.46%) 6.85%
(f)
02/10/2030 91,794
62,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.55%) 5.33% 07/23/2035 62,231
280,000 Graham Holdings Co. 5.63%
(c)
12/01/2033 274,995
75,000 Gray Media, Inc. 9.63%
(c)
07/15/2032 75,065
115,000 Gray Media, Inc. 7.25%
(c)
08/15/2033 115,970
295,000 Griffon Corp. 5.75% 03/01/2028 294,602
179,000 Gulfport Energy
Operating Corp. 6.75%
(c)
09/01/2029 183,291
70,000 Herc Holdings, Inc. 7.00%
(c)
06/15/2030 71,826
35,000 Herc Holdings, Inc. 5.75%
(c)
03/15/2031 34,502
135,000 Herc Holdings, Inc. 6.00%
(c)
03/15/2034 130,651
110,000 Hightower Holding
LLC 6.75%
(c)
04/15/2029 108,096
130,000 Hilcorp Energy I LP 7.25%
(c)
02/15/2035 129,704
145,000 Hilton Domestic
Operating Co., Inc. 5.75%
(c)
09/15/2033 144,460
92,000 HUB International
Ltd. 7.25%
(c)
06/15/2030 94,298
30,000 Huntington
Bancshares, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.17%) 2.49% 08/15/2036 25,769

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
35,000 Icahn Enterprises LP 5.25% 05/15/2027 34,325
67,000 Illumina, Inc. 4.75% 12/12/2030 66,713
280,000 Installed Building
Products, Inc. 5.63%
(c)
02/01/2034 273,923
19,000 Jabil, Inc. 4.75% 02/01/2033 18,509
90,000 JBS NV 5.50% 01/15/2036 90,098
40,000 JetBlue Airways Corp. 9.88%
(c)
09/20/2031 37,857
195,000 Kodiak Gas Services
LLC 6.50%
(c)
10/01/2033 197,241
135,000 Kodiak Gas Services
LLC 6.75%
(c)
10/01/2035 137,249
250,000 Lamar Media Corp. 5.38%
(c)
11/01/2033 244,902
225,000 Level 3 Financing,
Inc. 6.88%
(c)
06/30/2033 229,300
500,000 Life Time, Inc. 6.00%
(c)
11/15/2031 504,229
110,000 LifePoint Health, Inc. 8.38%
(c)
02/15/2032 117,551
104,000 LifePoint Health, Inc. 10.00%
(c)
06/01/2032 106,338
135,000 Light & Wonder
International, Inc. 6.25%
(c)
10/01/2033 132,363
100,000 Lindblad Expeditions
LLC 7.00%
(c)
09/15/2030 102,160
245,000 Madison IAQ LLC 5.88%
(c)
06/30/2029 240,427
41,000 Marriott
International, Inc. 4.50% 10/15/2031 40,539
62,000 MasTec, Inc. 5.90% 06/15/2029 64,082
100,000 Matador Resources
Co. 6.50%
(c)
04/15/2032 101,162
85,000 Matador Resources
Co. 6.00%
(c)
04/15/2034 84,514
75,000 Mativ Holdings, Inc. 8.00%
(c)
10/01/2029 69,947
16,000 Mattel, Inc. 5.00% 11/17/2030 15,907
110,000 McGraw-Hill
Education, Inc. 7.38%
(c)
09/01/2031 112,366
136,000 Medline Borrower LP 5.25%
(c)
10/01/2029 134,885
92,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.08%) 6.35% 03/15/2055 93,400
90,000 Michaels Cos., Inc.
(The) 8.50%
(c)
03/15/2033 87,709
85,000 Midwest Gaming
Borrower LLC 4.88%
(c)
05/01/2029 82,481
115,000 Miter Brands
Acquisition Holdco,
Inc. 6.75%
(c)
04/01/2032 110,213
63,000 Motorola Solutions,
Inc. 5.20% 08/15/2032 63,924
215,000 Nabors Industries,
Inc. 9.13%
(c)
01/31/2030 225,871
130,000 Nabors Industries,
Inc. 7.63%
(c)
11/15/2032 133,157
50,000 NCL Corp. Ltd. 5.88%
(c)
01/15/2031 48,608
50,000 NCL Corp. Ltd. 6.25%
(c)
09/15/2033 48,552
70,000 Neptune Bidco US,
Inc. 10.38%
(c)
05/15/2031 70,694
75,000 Newell Brands, Inc. 6.38% 05/15/2030 72,053
210,000 Nexstar Media, Inc. 6.50%
(c)
09/15/2033 211,727
45,000 Nexstar Media, Inc. 7.25%
(c)
04/15/2034 45,182
30,000 NGL Energy
Operating LLC 8.13%
(c)
02/15/2029 30,924
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
82,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.45%) 6.95% 11/30/2054 84,379
90,000 Nissan Motor
Acceptance Co. LLC 6.13%
(c)
09/30/2030 86,572
35,000 Novelis Corp. 6.88%
(c)
01/30/2030 35,331
100,000 NRG Energy, Inc. 6.00%
(c)
02/01/2033 100,090
100,000 OAK-Eagle Acquireco,
Inc. 7.25%
(c)
07/01/2033 103,675
55,000 OAK-Eagle Acquireco,
Inc. 8.75%
(c)
07/01/2034 57,615
70,000 Olin Corp. 6.63%
(c)
04/01/2033 68,563
84,000 Omega Healthcare
Investors, Inc. 3.25% 04/15/2033 73,972
100,000 OneMain Finance
Corp. 6.13% 05/15/2030 97,853
89,000 OneMain Finance
Corp. 7.50% 05/15/2031 89,532
135,000 OneMain Finance
Corp. 6.50% 03/15/2033 129,173
179,000 Panther Escrow
Issuer LLC 7.13%
(c)
06/01/2031 179,692
165,000 Park Intermediate
Holdings LLC 7.00%
(c)
02/01/2030 167,128
62,000 Paychex, Inc. 5.35% 04/15/2032 62,341
85,000 Penn Entertainment,
Inc. 6.75%
(c)
04/01/2031 82,649
320,000 PennyMac Financial
Services, Inc. 6.88%
(c)
05/15/2032 309,126
105,000 Performance Food
Group, Inc. 5.63%
(c)
03/01/2034 101,388
250,000 PetSmart LLC 7.50%
(c)
09/15/2032 251,404
78,000 PSEG Power LLC 5.20%
(c)
05/15/2030 79,242
70,000 Qnity Electronics, Inc. 6.25%
(c)
08/15/2033 70,867
72,000 Qorvo, Inc. 3.38%
(c)
04/01/2031 65,170
240,000 Quikrete Holdings,
Inc. 6.75%
(c)
03/01/2033 243,940
350,000 QXO Building
Products, Inc. 6.75%
(c)
04/30/2032 357,303
140,000 Radiology Partners,
Inc. 8.50%
(c)
07/15/2032 142,117
220,000 RHP Hotel Properties
LP 6.50%
(c)
06/15/2033 224,177
85,000 RHP Hotel Properties
LP 5.75%
(c)
03/15/2034 83,950
195,000 Rivers Enterprise
Borrower LLC 6.25%
(c)
10/15/2030 194,622
305,000 Rivers Enterprise
Borrower LLC 6.63%
(c)
02/01/2033 303,003
70,000 Rocket Cos., Inc. 6.13%
(c)
08/01/2030 70,689
70,000 Rocket Cos., Inc. 6.38%
(c)
08/01/2033 70,840
63,000 Rollins, Inc. 5.25% 02/24/2035 62,988
61,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 59,954
55,000 Sabra Health Care LP 3.20% 12/01/2031 49,686
63,000 Sabre GLBL, Inc. 10.75%
(c)
11/15/2029 53,865
47,000 Sabre GLBL, Inc. 10.75%
(c)
03/15/2030 39,753
75,000 Select Medical Corp. 6.25%
(c)
12/01/2032 71,552
210,000 Sirius XM Radio LLC 5.50%
(c)
07/01/2029 209,433
80,000 Sirius XM Radio LLC 5.88%
(c)
04/15/2032 79,549
65,000 SM Energy Co. 7.00%
(c)
08/01/2032 66,420
280,000 Solstice Advanced
Materials, Inc. 5.63%
(c)
09/30/2033 276,369

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
92,000 Southern Co. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.38% 03/15/2055 94,662
20,000 Spirit AeroSystems,
Inc. 4.60% 06/15/2028 20,020
90,000 Standard Building
Solutions, Inc. 6.50%
(c)
08/15/2032 90,126
75,000 Standard Building
Solutions, Inc. 5.88%
(c)
03/15/2034 72,393
185,000 Staples, Inc. 10.75%
(c)
09/01/2029 171,234
155,000 Starwood Property
Trust, Inc. 5.25%
(c)
10/15/2028 153,333
55,000 Store Capital LLC 4.95%
(c)
02/11/2031 54,548
255,000 SV RNO Property
Owner 1 LLC 5.88%
(c)
03/01/2031 252,217
80,000 Talen Energy Supply
LLC 6.25%
(c)
02/01/2034 79,165
65,000 Tallgrass Energy
Partners LP 7.38%
(c)
02/15/2029 66,907
105,000 Tallgrass Energy
Partners LP 6.75%
(c)
03/15/2034 105,596
100,000 Taylor Morrison
Communities, Inc. 5.75%
(c)
11/15/2032 100,206
120,000 Tenet Healthcare
Corp. 5.50%
(c)
11/15/2032 118,976
120,000 Tenet Healthcare
Corp. 6.00%
(c)
11/15/2033 121,516
57,000 Textron, Inc. 5.50% 05/15/2035 58,014
40,000 T-Mobile USA, Inc. 4.63% 01/15/2033 39,287
90,000 TransDigm, Inc. 6.88%
(c)
12/15/2030 92,276
130,000 TransDigm, Inc. 6.38%
(c)
05/31/2033 129,410
60,000 TransDigm, Inc. 6.25%
(c)
01/31/2034 60,711
60,000 TransDigm, Inc. 6.75%
(c)
01/31/2034 60,831
264,000 UKG, Inc. 6.88%
(c)
02/01/2031 258,237
21,000 United Airlines
Holdings, Inc. 4.88% 03/01/2029 20,592
271,000 United Airlines
Holdings, Inc. 5.38% 03/01/2031 265,734
51,000 United Airlines, Inc. 4.63%
(c)
04/15/2029 50,071
223,000 United Natural
Foods, Inc. 6.75%
(c)
10/15/2028 223,382
245,000 United Rentals North
America, Inc. 5.38%
(c)
11/15/2033 238,490
60,000 Uniti Group LP 8.63%
(c)
06/15/2032 61,152
85,000 Uniti Services LLC 7.50%
(c)
10/15/2033 88,431
200,000 Univision
Communications,
Inc. 7.38%
(c)
06/30/2030 196,119
190,000 US Foods, Inc. 5.75%
(c)
04/15/2033 189,341
85,000 Vail Resorts, Inc. 6.50%
(c)
05/15/2032 86,007
140,000 Venture Global LNG,
Inc. 8.38%
(c)
06/01/2031 145,669
83,000 Venture Global LNG,
Inc. 9.88%
(c)
02/01/2032 89,182
55,000 Venture Global
Plaquemines LNG
LLC 6.13%
(c)
12/15/2030 56,593
110,000 Venture Global
Plaquemines LNG
LLC 7.50%
(c)
05/01/2033 120,977
85,000 Venture Global
Plaquemines LNG
LLC 6.50%
(c)
01/15/2034 88,662
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
195,000 Veritiv Operating Co. 10.50%
(c)
11/30/2030 202,897
40,000 Verizon
Communications,
Inc. 4.75% 01/15/2033 39,520
116,000 Vertiv Group Corp. 4.13%
(c)
11/15/2028 114,314
37,000 VICI Properties LP 5.13% 05/15/2032 36,479
589,000 Victra Holdings LLC 8.75%
(c)
09/15/2029 611,778
660,000 Viking Cruises Ltd. 5.88%
(c)
10/15/2033 652,098
43,000 Viper Energy Partners
LLC 4.90% 08/01/2030 43,052
91,000 Vistra Operations
Co. LLC 4.38%
(c)
05/01/2029 88,891
140,000 Voyager Parent LLC 9.25%
(c)
07/01/2032 145,437
107,000 VSP Optical Group,
Inc. 5.45%
(c)
12/01/2035 104,930
79,000 VT Topco, Inc. 8.50%
(c)
08/15/2030 80,388
175,000 Walker & Dunlop,
Inc. 6.63%
(c)
04/01/2033 171,236
544,000 Wand NewCo 3, Inc. 7.63%
(c)
01/30/2032 556,529
340,000 Watco Cos. LLC 7.13%
(c)
08/01/2032 349,518
260,000 Wayfair LLC 7.25%
(c)
10/31/2029 265,577
70,000 Wayfair LLC 6.75%
(c)
11/15/2032 70,587
165,000 WBI Operating LLC 6.50%
(c)
10/15/2033 163,854
180,000 Weatherford
International Ltd. 6.75%
(c)
10/15/2033 184,035
87,000 WEC Energy Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.91%) 5.63% 05/15/2056 85,348
87,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 88,503
405,000 WESCO Distribution,
Inc. 6.38%
(c)
03/15/2033 412,947
75,000 WESCO Distribution,
Inc. 5.50%
(c)
04/15/2034 74,051
26,000 Western Midstream
Operating LP 5.50% 12/15/2035 25,584
95,000 Whirlpool Corp. 6.50% 06/15/2033 90,120
12,000 Willis North America,
Inc. 4.55% 03/15/2031 11,834
55,000 Windstream Services
LLC 8.25%
(c)
10/01/2031 57,521
206,000 WR Grace Holdings
LLC 5.63%
(c)
08/15/2029 189,661
269,000 XHR LP 6.63%
(c)
05/15/2030 271,920
100,000 XPO, Inc. 7.13%
(c)
06/01/2031 103,072
Total U.S. Corporate Bonds
(Cost $32,969,046) 32,737,919
SHORT TERM INVESTMENTS 6.2%
5,045,607 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(g)
5,045,607
Total Short Term Investments
(Cost $5,045,607) 5,045,607
Total Investments 100.9%
(Cost $83,152,198) 82,670,147
Liabilities in Excess of Other Assets (0.9)% (733,224)
NET ASSETS 100.0% $81,936,923

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
(a) Represents less than 0.05% of net assets.
(b) Value determined using significant unobservable inputs.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to approximately $56,936,598 or 69.49%
of net assets.
(d) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e) Interest only security.
(f) Perpetual maturity. The date disclosed is the next call date of the security.
(g) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET-BACKED OBLIGATIONS 98.3%
Aaset MT-1 Ltd. ,
946,357 Series 2025-2A-A 5.52%
(a)
02/16/2050 940,109
980,566 Series 2025-3A-B 5.73%
(a)
02/16/2050 967,998
Aaset Trust ,
568,080 Series 2021-2A-A 2.80%
(a)
01/15/2047 536,638
637,572 Series 2021-2A-B 3.54%
(a)
01/15/2047 606,388
598,619 Series 2024-1A-B 6.90%
(a)
05/16/2049 602,742
AB Issuer LLC ,
703,803 Series 2021-1-A2 3.73%
(a)
07/30/2051 670,833
Affirm Asset Securitization Trust ,
1,500,000 Series 2024-B-A 4.62%
(a)
09/15/2029 1,503,108
127,697 Series 2025-X2-A 4.45%
(a)
10/15/2030 127,805
Ally Auto Receivables Trust ,
819,657 Series 2022-3-A4 5.07% 10/16/2028 820,423
ALTDE Trust ,
925,681 Series 2025-1A-B 6.53%
(a)
08/15/2050 924,323
APL Finance DAC ,
950,000 Series 2025-1A-B 5.28%
(a)
03/20/2036 936,447
AutoNation Finance Trust ,
750,000 Series 2025-1A-C 5.19%
(a)
12/10/2030 761,022
700,000 Series 2025-1A-D 5.63%
(a)
09/10/2032 709,301
Avant Loans Funding Trust ,
275,000 Series 2025-REV1-B 5.42%
(a)
05/15/2034 275,777
BHG Securitization Trust ,
23,715 Series 2022-A-B 2.70%
(a)
02/20/2035 23,686
Blackbird Capital II Aircraft Lease Ltd. ,
1,074,818 Series 2021-1A-A 2.44%
(a)
07/15/2046 1,020,247
348,564 Series 2021-1A-B 3.45%
(a)
07/15/2046 330,077
Bojangles Issuer LLC ,
920,375 Series 2024-1A-A2 6.58%
(a)
11/20/2054 926,695
Bridgecrest Lending Auto Securitization Trust ,
2,076,565 Series 2025-1-A3 4.67% 08/15/2028 2,079,551
Carvana Auto Receivables Trust ,
457,245 Series 2021-N1-E 2.88%
(a)
01/10/2028 454,749
1,553,000 Series 2021-P2-C 1.60% 06/10/2027 1,541,720
144,595 Series 2021-P4-A4 1.64% 12/10/2027 143,847
1,568,234 Series 2022-P1-A4 3.52% 02/10/2028 1,566,008
Castlelake Aircraft Structured Trust ,
1,372,700 Series 2025-1A-B 6.50%
(a)
02/15/2050 1,387,385
1,500,000 Series 2026-1A-B 5.76%
(a)
03/15/2051 1,478,883
Cherry Securitization Trust ,
1,500,000 Series 2024-1A-A 5.70%
(a)
04/15/2032 1,506,828
Cloud Capital Holdco LP ,
1,000,000 Series 2024-1A-A3 6.07%
(a)
11/22/2049 994,423
Clsec Holdings LLC ,
1,545,383 Series 2021-1-A 2.87%
(a)
05/11/2037 1,451,793
Compass Datacenters Issuer II LLC ,
1,000,000 Series 2024-1A-A2 5.75%
(a)
02/25/2049 1,003,581
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 249,499
CPS Auto Receivables Trust ,
56,388 Series 2022-A-D 2.84%
(a)
04/16/2029 56,242
500,000 Series 2022-A-E 4.88%
(a)
04/16/2029 500,355
1,000,000 Series 2024-D-C 4.76%
(a)
01/15/2031 1,001,406
CyrusOne Data Centers Issuer I LLC ,
1,000,000 Series 2024-3A-A2 4.65%
(a)
05/20/2049 951,755
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 497,446
DataBank Issuer II LLC ,
500,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 481,850
DB Master Finance LLC ,
287,250 Series 2021-1A-A23 2.79%
(a)
11/20/2051 254,652
Dividend Solar Loans LLC ,
911,812 Series 2018-1-B 4.29%
(a)
07/20/2038 862,029
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
359,450 Series 2018-2-B 4.25%
(a)
12/20/2038 338,211
252,496 Series 2019-1-A 3.67%
(a)
08/22/2039 235,328
Domino's Pizza Master Issuer LLC ,
500,000 Series 2025-1A-A2II 5.22%
(a)
07/25/2055 498,595
EDI ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 4.55%
(a)
07/25/2055 926,609
EWC Master Issuer LLC ,
2,165,625 Series 2022-1A-A2 5.50%
(a)
03/15/2052 2,150,138
Foundation Finance Trust ,
632,799 Series 2023-1A-B 6.27%
(a)
12/15/2043 648,754
GBX Leasing LLC ,
999,000 Series 2026-1A-A 5.13%
(a)
02/20/2056 995,220
Gilead Aviation LLC ,
949,909 Series 2025-1A-A 5.79%
(a)
03/15/2050 950,511
Global SC Finance VII Srl ,
102,710 Series 2020-2A-A 2.26%
(a)
11/19/2040 98,856
GM Financial Consumer Automobile Receivables Trust ,
837,000 Series 2022-4-A4 4.88% 08/16/2028 839,237
Goodgreen Trust ,
50,774 Series 2017-2A-A 3.26%
(a)
10/15/2053 46,244
147,472 Series 2021-1A-A 2.66%
(a)
10/15/2056 122,654
GoodLeap Home Improvement Solutions Trust ,
923,373 Series 2025-1A-B 6.27%
(a)
02/20/2049 940,098
GoodLeap Sustainable Home Solutions Trust ,
60,499 Series 2021-3CS-A 2.10%
(a)
05/20/2048 46,990
GreenSky Home Improvement Issuer Trust ,
975,000 Series 2025-1A-D 6.22%
(a)
03/25/2060 981,584
2,106,450 Series 2025-3A-A3 4.52%
(a)
12/27/2060 2,105,318
Hardee's Funding LLC ,
947,500 Series 2020-1A-A2 3.98%
(a)
12/20/2050 912,981
Hilton Grand Vacations Trust ,
1,799,469 Series 2025-3EXT-B 4.90%
(a)
10/25/2044 1,789,447
Horizon Aircraft Finance IV Ltd. ,
693,750 Series 2024-1-A 5.38%
(a)
09/15/2049 689,031
Jack in the Box Funding LLC ,
184,000 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 157,622
JGWPT XXVII LLC ,
1,154,863 Series 2012-3A-A 3.22%
(a)
09/15/2065 1,052,574
Labrador Aviation Finance Ltd. ,
128,158 Series 2016-1A-A1 4.30%
(a)
01/15/2042 131,779
Loanpal Solar Loan Ltd. ,
176,870 Series 2020-2GF-A 2.75%
(a)
07/20/2047 147,529
563,995 Series 2021-2GS-A 2.22%
(a)
03/20/2048 445,498
Lunar Structured Aircraft Portfolio Notes ,
351,050 Series 2021-1-A 2.64%
(a)
10/15/2046 332,188
1,568,675 Series 2021-1-B 3.43%
(a)
10/15/2046 1,493,457
MACH 1 Cayman Ltd. ,
21,544 Series 2019-1-B 4.34%
(a)
10/15/2039 21,392
MAPS Trust ,
1,975,756 Series 2026-1A-B 6.13%
(a)
01/15/2051 1,968,985
Mariner Finance Issuance Trust ,
720,000 Series 2021-AA-D 3.83%
(a)
03/20/2036 695,615
MAST Ltd. ,
1,491,071 Series 2026-1A-A 5.13%
(a)
02/15/2051 1,459,649
MetroNet Infrastructure Issuer LLC ,
1,250,000 Series 2026-1A-A2 5.27%
(a)
04/20/2056 1,257,177
Mill City Solar Loan Ltd. ,
1,395,182 Series 2019-1A-A 4.34%
(a)
03/20/2043 1,308,363
Mosaic Solar Loan Trust ,
305,316 Series 2020-1A-A 2.10%
(a)
04/20/2046 269,693
108,439 Series 2021-3A-B 1.92%
(a)
06/20/2052 78,524
1,088,263 Series 2023-1A-A 5.32%
(a)
06/20/2053 1,009,547
MP LLC ,
989,470 Series 2025-1A-A 5.55%
(a)
11/15/2065 983,152

DoubleLine ETF Trust
Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Navient Private Education Refi Loan Trust ,
1,500,000 Series 2020-BA-B 2.77%
(a)
01/15/2069 1,308,949
125,000 Series 2020-HA-B 2.78%
(a)
01/15/2069 108,765
Navigator Aircraft ABS Ltd. ,
417,629 Series 2021-1-A 2.77%
(a)(b)
11/15/2046 396,104
854,062 Series 2021-1-B 3.57%
(a)(b)
11/15/2046 814,913
Navigator Aviation Ltd. ,
1,108,631 Series 2024-1-B 6.09%
(a)
08/15/2049 1,114,977
976,046 Series 2025-1-B 5.89%
(a)
10/15/2050 955,374
Pagaya AI Debt Grantor Trust ,
549,577 Series 2024-5-C 7.27%
(a)
10/15/2031 550,883
458,780 Series 2024-6-C 7.07%
(a)
11/15/2031 459,486
Phantom Aviation ,
1,494,513 Series 2026-1A-B 6.03%
(a)
01/15/2051 1,508,302
PK Alift Loan Funding 8 LP ,
1,750,000 Series 2026-1-D 5.60%
(a)
09/15/2043 1,724,117
Planet Fitness Master Issuer LLC ,
1,000,000 Series 2025-1A-A2II 5.65%
(a)
12/06/2055 989,142
Primrose Funding LLC ,
796,000 Series 2025-1A-A2 6.46%
(a)
07/30/2055 810,628
QTS Issuer ABS I LLC ,
1,750,000 Series 2025-1A-B 5.93%
(a)
05/25/2055 1,715,203
QTS Issuer ABS II LLC ,
1,500,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 1,454,705
1,000,000 Series 2026-1A-B 6.73%
(a)
01/05/2056 992,721
RCKT Trust ,
2,661,367 Series 2025-1A-A 4.90%
(a)
07/25/2034 2,667,202
Redaptive Eaas Issuer LLC ,
708,890 Series 2025-1A-A 5.94%
(a)
03/25/2042 708,562
Retained Vantage Data Centers Issuer LLC ,
1,000,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 971,708
Sabey Data Center Issuer LLC ,
1,000,000 Series 2022-1-A2 5.00%
(a)
06/20/2047 984,631
1,500,000 Series 2025-2-A2 5.97%
(a)
04/20/2050 1,517,996
Santander Drive Auto Receivables Trust ,
61,361 Series 2023-5-A3 6.02% 09/15/2028 61,401
Scalelogix Abs Us Issuer LLC ,
1,250,000 Series 2025-1A-B 6.16%
(a)
07/25/2055 1,231,325
Sierra Timeshare Receivables Funding LLC ,
279,681 Series 2023-2A-B 6.28%
(a)
04/20/2040 286,048
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-1-C 5.42%
(a)
02/27/2034 1,266,051
1,250,000 Series 2025-1-D 5.72%
(a)
02/27/2034 1,265,047
750,000 Series 2025-3-C 5.04%
(a)
08/15/2034 744,916
3,000,000 Series 2026-1-B 4.44%
(a)
12/26/2035 2,983,465
SSI ABS Issuer LLC ,
482,205 Series 2025-1-A 6.15%
(a)
07/25/2065 479,062
Stellantis Financial Underwritten Enhanced Lease Trust ,
2,500,000 Series 2025-CA-C 4.44%
(a)
08/20/2030 2,483,348
Subway Funding LLC ,
987,500 Series 2024-1A-A23 6.51%
(a)
07/30/2054 990,790
Switch ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 6.49%
(a)
03/25/2055 981,939
1,300,000 Series 2026-1A-A21 5.61%
(a)
03/27/2056 1,302,941
Textainer Marine Containers VII Ltd. ,
104,305 Series 2020-1A-A 2.73%
(a)
08/21/2045 100,641
TRP LLC ,
100,000 Series 2021-1-B 3.06%
(a)
06/19/2051 96,987
Upgrade Master Pass-Thru Trust ,
808,121 Series 2025-ST2-A 6.11%
(a)
06/15/2032 814,577
Upstart Securitization Trust ,
11,249 Series 2023-3-A 6.90%
(a)
10/20/2033 11,261
1,000,000 Series 2025-2-C 6.02%
(a)
06/20/2035 1,010,156
2,204,061 Series 2025-3-A2 4.60%
(a)
09/20/2035 2,204,714
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,500,000 Series 2025-3-B 5.02%
(a)
09/20/2035 1,501,841
1,500,000 Series 2025-3-C 5.43%
(a)
09/20/2035 1,494,021
4,950,000 Series 2025-4-A2 4.56%
(a)
11/20/2035 4,952,284
Vantage Data Centers Issuer LLC ,
1,500,000 Series 2025-2A-A2 5.24%
(a)
11/15/2055 1,479,882
1,300,000 Series 2025-3A-B 6.00%
(a)
11/15/2055 1,261,736
VB-S1 Issuer LLC - VBTEL ,
245,000 Series 2024-1A-C2 5.59%
(a)
05/15/2054 246,857
Vital Care Issuer LLC ,
750,000 Series 2025-1A-A2 6.74%
(a)
01/30/2056 755,017
Wendy's Funding LLC ,
361,947 Series 2021-1A-A2II 2.78%
(a)
06/15/2051 320,233
962,253 Series 2022-1A-A2II 4.54%
(a)
03/15/2052 919,167
Westlake Automobile Receivables Trust ,
1,361,027 Series 2022-2A-D 5.48%
(a)
09/15/2027 1,364,240
500,000 Series 2025-2A-D 5.08%
(a)
05/15/2031 500,147
Willis Engine Structured Trust VI ,
465,011 Series 2021-A-A 3.10%
(a)
05/15/2046 436,896
Total Asset-Backed Obligations
(Cost $114,726,245) 114,577,529
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 0.8%
Neighborly Issuer ,
1,013,760 Series 2022-1A-A2 3.70%
(a)
01/30/2052 956,541
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $939,687) 956,541
SHORT TERM INVESTMENTS 0.7%
791,567 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.60%
(c)
791,567
Total Short Term Investments
(Cost $791,567) 791,567
Total Investments 99.8%
(Cost $116,457,499) 116,325,637
Other Assets in Excess of Liabilities 0.2% 253,757
NET ASSETS 100.0% $116,579,394

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to approximately $108,481,883 or 93.05%
of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Seven-day yield as of period end.

Statements of Assets and Liabilities

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic
Core Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate Debt ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
ASSETS
Investments in Unaffiliated Securities, at Value* $ 656,588,060 $ 259,873,612 $ 393,756,684 $ 784,240,008 $ —
Investments in Affiliated Securities, at Value* 35,081,447 — — — —
Short Term Investments* 22,988,988 680,605 23,247,365 28,809,420 34,546,434
Cash 413,787 — — 550,006 —
Deposit at Broker for Futures Contracts 3,582,970 — — 3,532,760 —
Net Unrealized Appreciation on Swaps — — — — 137,451
Receivable for Variation Margin on Futures Contracts 341,171 — — 296,036 —
Receivable for Investments Sold 908,802 — — 167,707,416 —
Interest and Dividends Receivable 4,171,417 324,734 1,911,474 3,598,845 11,455
Net Unrealized Appreciation on Unfunded Loan Commitments 103 — — — —
Total Assets 724,076,745 260,878,951 418,915,523 988,734,491 34,695,340
LIABILITIES
Payable for Investments Purchased 11,541,200 — 12,809,690 293,820,117 14
Advisory Fees Payable 247,383 147,887 122,397 230,961 18,312
Due to Custodian — — 51,156 — 1
Total Liabilities 11,788,583 147,887 12,983,243 294,051,078 18,327
Commitments and Contingencies (See Notes 2)
Net Assets $ 712,288,162 $ 260,731,064 $ 405,932,280 $ 694,683,413 $ 34,677,013
NET ASSETS CONSISTS OF:
Paid-In Capital $ 718,770,886 $ 253,510,850 $ 402,411,977 $ 692,355,975 $ 27,827,429
Total Distributable Earnings (Loss) (6,482,724) 7,220,214 3,520,303 2,327,438 6,849,584
Net Assets $ 712,288,162 $ 260,731,064 $ 405,932,280 $ 694,683,413 $ 34,677,013
*Identified Cost:
Investments in Unaffiliated Securities $ 655,679,102 $ 266,801,631 $ 392,011,771 $ 784,533,224 $ —
Investments in Affiliated Securities $ 36,152,000 $ — $ — $ — $ —
Short Term Investments 22,988,988 680,605 23,247,365 28,809,420 34,545,417
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 15,561,000 8,442,000 7,820,001 14,060,001 1,040,001
Net Asset Value Per Share $ 45.77 $ 30.88 $ 51.91 $ 49.41 $ 33.34

Statements of Assets and Liabilities
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine
Fortune 500
Equal Weight ETF
DoubleLine
Multi-Sector
Income ETF
DoubleLine
Asset-Backed
Securities ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 27,213,282 $ 77,624,540 $ 115,534,070
Short Term Investments* 64,505 5,045,607 791,567
Cash 1 69,517 1
Receivable for Investments Sold — 850,902 —
Interest and Dividends Receivable 23,845 829,809 291,962
Net Unrealized Appreciation on Unfunded Loan Commitments — 65 —
Total Assets 27,301,633 84,420,440 116,617,600
LIABILITIES
Advisory Fees Payable 4,506 32,898 38,206
Payable for Investments Purchased — 2,450,619 —
Total Liabilities 4,506 2,483,517 38,206
Commitments and Contingencies (See Notes 2)
Net Assets $ 27,297,127 $ 81,936,923 $ 116,579,394
NET ASSETS CONSISTS OF:
Paid-In Capital $ 25,857,658 $ 82,201,436 $ 116,257,111
Total Distributable Earnings (Loss) 1,439,469 (264,513) 322,283
Net Assets $ 27,297,127 $ 81,936,923 $ 116,579,394
*Identified Cost:
Investments in Unaffiliated Securities $ 26,726,110 $ 78,106,591 $ 115,665,932
Short Term Investments 64,505 5,045,607 791,567
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 840,001 1,640,001 2,300,001
Net Asset Value Per Share $ 32.50 $ 49.96 $ 50.69

Statements of Operations

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic
Core Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate Debt ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
INVESTMENT INCOME
Income:
Interest $ 15,105,961 $ — $ 8,276,699 $ 17,387,944 $ 446,783
Dividends from Affiliated Securities 627,170 — — — —
Dividends from Unaffiliated Securities 1,013 3,283,790 374,656 309,916 39,056
Foreign taxes withheld (12) — — — (828)
Total Investment Income 15,734,132 3,283,790 8,651,355 17,697,860 485,011
Expenses:
Advisory Fees 1,396,320 1,022,931 660,294 1,259,731 83,256
Total Expenses 1,396,320 1,022,931 660,294 1,259,731 83,256
Less: Fees Waived (83,331) — — — —
Net Expenses 1,312,989 1,022,931 660,294 1,259,731 83,256
Net Investment Income (Loss) 14,421,143 2,260,859 7,991,061 16,438,129 401,755
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities 722,998 636,149 155,219 842,767 475
Foreign Currency 663 — — — —
In-kind redemptions on investments in securities — 13,912,753 266,632 — —
TBA sales commitments — — — 329,530 —
Futures contracts 273,811 — — 1,738,182 —
Swap contracts — — — — 6,686,129
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (7,766,565) (26,939,513) (1,894,988) (6,857,134) —
Investments in Affiliates Securities (1,209,291) — — — —
Short Term Investments — — — — (1,202)
Unfunded Loan Commitments 22 — — — —
TBA sales commitments — — — (5,169) —
Futures contracts (4,022,046) — — (1,020,776) —
Swap contracts — — — — 251,171
Net Realized and Unrealized Gain (Loss) on Investments (12,000,408) (12,390,611) (1,473,137) (4,972,600) 6,936,573
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 2,420,735 $ (10,129,752) $ 6,517,924 $ 11,465,529 $ 7,338,328

Statements of Operations
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine
Fortune 500
Equal Weight ETF
DoubleLine
Multi-Sector
Income ETF
DoubleLine
Asset-Backed
Securities ETF
INVESTMENT INCOME
Income:
Interest $ — $ 2,037,935 $ 2,364,979
Dividends from Unaffiliated Securities 209,096 84,559 86,162
Foreign taxes withheld — (12) —
Total Investment Income 209,096 2,122,482 2,451,141
Expenses:
Advisory Fees 22,102 161,940 181,232
Total Expenses 22,102 161,940 181,232
Net Expenses 22,102 161,940 181,232
Net Investment Income (Loss) 186,994 1,960,542 2,269,909
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities (279,211) (15,261) 7,436
Foreign Currency — 391 —
In-kind redemptions on investments in securities 1,540,012 — —
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (541,101) (1,047,561) (895,419)
Unfunded Loan Commitments — 21 —
Net Realized and Unrealized Gain (Loss) on Investments 719,700 (1,062,410) (887,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 906,694 $ 898,132 $ 1,381,926

Statements of Changes in Net Assets

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Core Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30,
2025
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30,
2025
OPERATIONS
Net Investment Income (Loss) $ 14,421,143 $ 21,426,021 $ 2,260,859 $ 4,715,017
Net Realized Gain (Loss) on Investments 997,472 (1,955,854) 14,548,902 54,731,214
Net Change in Unrealized Appreciation (Depreciation) on Investments (12,997,880) (421,926) (26,939,513) (20,775,899)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,420,735 19,048,241 (10,129,752) 38,670,332
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (14,109,946) (20,563,092) (2,701,353) (4,529,438)
Total Distributions to Shareholders (14,109,946) (20,563,092) (2,701,353) (4,529,438)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 165,316,532 232,665,058 56,405,901 102,023,143
Cost of  Shares Redeemed — (11,012,296) (113,793,853) (214,590,559)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 165,316,532 221,652,762 (57,387,952) (112,567,416)
Total Increase (Decrease) in Net Assets $ 153,627,321 $ 220,137,911 $ (70,219,057) $ (78,426,522)
NET ASSETS
Beginning of Period $ 558,660,841 $ 338,522,930 $ 330,950,121 $ 409,376,643
End of Period $ 712,288,162 $ 558,660,841 $ 260,731,064 $ 330,950,121
SHARE TRANSACTIONS
Beginning of  Period 12,001,000 7,161,000 10,162,000 13,802,000
Shares Issued 2,280,000 1,600,000 1,640,000 3,000,000
Shares Issued In-Kind 1,280,000 3,480,000 80,000 240,000
Shares Redeemed In-Kind — (240,000) (3,440,000) (6,880,000)
Shares Outstanding, End of  Period 15,561,000 12,001,000 8,442,000 10,162,000
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate Debt
ETF DoubleLine Mortgage ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30,
2025
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30,
2025
OPERATIONS
Net Investment Income (Loss) $ 7,991,061 $ 13,255,755 $ 16,438,129 $ 20,579,600
Net Realized Gain (Loss) on Investments 421,851 49,315 2,910,479 (1,965,552)
Net Change in Unrealized Appreciation (Depreciation) on Investments (1,894,988) 1,305,063 (7,883,079) 638,383
Net Increase (Decrease) in Net Assets Resulting from Operations 6,517,924 14,610,133 11,465,529 19,252,431
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (7,906,315) (12,973,259) (15,831,131) (19,959,697)
Total Distributions to Shareholders (7,906,315) (12,973,259) (15,831,131) (19,959,697)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 117,574,017 123,065,799 165,445,339 229,991,953
Cost of  Shares Redeemed (28,161,105) (19,625,724) — (29,973,151)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 89,412,912 103,440,075 165,445,339 200,018,802
Total Increase (Decrease) in Net Assets $ 88,024,521 $ 105,076,949 $ 161,079,737 $ 199,311,536
NET ASSETS
Beginning of Period $ 317,907,759 $ 212,830,810 $ 533,603,676 $ 334,292,140
End of Period $ 405,932,280 $ 317,907,759 $ 694,683,413 $ 533,603,676
SHARE TRANSACTIONS
Beginning of  Period 6,100,001 4,100,001 10,740,001 6,640,001
Shares Issued 2,260,000 2,380,000 3,320,000 4,520,000
Shares Issued In-Kind — — — 200,000
Shares Redeemed — (340,000) — (620,000)
Shares Redeemed In-Kind (540,000) (40,000) — —
Shares Outstanding, End of  Period 7,820,001 6,100,001 14,060,001 10,740,001
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2026
DoubleLine Commodity Strategy ETF
(Consolidated) DoubleLine Fortune 500 Equal Weight ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30,
2025
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30,
2025
OPERATIONS
Net Investment Income (Loss) $ 401,755 $ 812,735 $ 186,994 $ 248,279
Net Realized Gain (Loss) on Investments 6,686,604 910,881 1,260,801 1,491,743
Net Change in Unrealized Appreciation (Depreciation) on Investments 249,969 10,781 (541,101) (123,978)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,338,328 1,734,397 906,694 1,616,044
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (881,595) (357,427) (150,536) (233,439)
Total Distributions to Shareholders (881,595) (357,427) (150,536) (233,439)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 6,637,217 16,699,725 13,449,827 10,409,760
Cost of  Shares Redeemed — (13,684,322) (3,897,594) (8,732,816)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 6,637,217 3,015,403 9,552,233 1,676,944
Total Increase (Decrease) in Net Assets $ 13,093,950 $ 4,392,373 $ 10,308,391 $ 3,059,549
NET ASSETS
Beginning of Period $ 21,583,063 $ 17,190,690 $ 16,988,736 $ 13,929,187
End of Period $ 34,677,013 $ 21,583,063 $ 27,297,127 $ 16,988,736
SHARE TRANSACTIONS
Beginning of  Period 800,001 680,001 540,001 480,001
Shares Issued 240,000 640,000 — —
Shares Issued In-Kind — — 420,000 360,000
Shares Redeemed — (520,000) — —
Shares Redeemed In-Kind — — (120,000) (300,000)
Shares Outstanding, End of  Period 1,040,001 800,001 840,001 540,001
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine Multi-Sector Income ETF DoubleLine Asset-Backed Securities ETF
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30,
2025
(a)
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30,
2025
(b)
OPERATIONS
Net Investment Income (Loss) $ 1,960,542 $ 1,902,327 $ 2,269,909 $ 1,488,846
Net Realized Gain (Loss) on Investments (14,870) (136,581) 7,436 (34,162)
Net Change in Unrealized Appreciation (Depreciation) on Investments (1,047,540) 565,554 (895,419) 763,557
Net Increase (Decrease) in Net Assets Resulting from Operations 898,132 2,331,300 1,381,926 2,218,241
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (1,867,650) (1,626,295) (2,063,690) (1,214,194)
Total Distributions to Shareholders (1,867,650) (1,626,295) (2,063,690) (1,214,194)
NET SHARE TRANSACTIONS
(c)
Proceeds from Shares Issued 29,260,465 52,940,971 43,815,648 76,430,199
Cost of  Shares Redeemed — — — (3,988,736)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 29,260,465 52,940,971 43,815,648 72,441,463
Total Increase (Decrease) in Net Assets $ 28,290,947 $ 53,645,976 $ 43,133,884 $ 73,445,510
NET ASSETS
Beginning of Period $ 53,645,976 $ — $ 73,445,510 $ —
End of Period $ 81,936,923 $ 53,645,976 $ 116,579,394 $ 73,445,510
SHARE TRANSACTIONS
Beginning of  Period 1,060,001 — 1,440,001 —
Shares Issued 140,000 720,001 860,000 1,520,001
Shares Issued In-Kind 440,000 340,000 — —
Shares Redeemed — — — (80,000)
Shares Outstanding, End of  Period 1,640,001 1,060,001 2,300,001 1,440,001
(a)
Commenced operations on November 29, 2024.
(b)
Commenced operations on February 28, 2025.
(c)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Financial Highlights

DoubleLine ETF Trust
March 31, 2026
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Core Bond ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 46.55 $ 47.27 $ 44.14 $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.07 2.29 2.37 2.08 0.82
Net Gain (Loss) on Investments (Realized and
Unrealized) (0.77) (0.76) 3.09 (1.65) (4.59)
Total from Investment Operations 0.30 1.53 5.46 0.43 (3.77)
Less Distributions:
Distributions from Net Investment Income (1.08) (2.25) (2.33) (1.90) (0.62)
Total Distributions (1.08) (2.25) (2.33) (1.90) (0.62)
Net Asset Value, End of Period $ 45.77 $ 46.55 $ 47.27 $ 44.14 $ 45.61
Total Return
(c)
0.63% 3.41% 12.76%
(d)
0.84%
(d)
(7.60)%
Supplemental Data:
Net Assets, End of Period (000's) $ 712,288 $ 558,661 $ 338,523 $ 188,077 $ 46,572
Ratios to Average Net Assets:
Expenses Before Advisory Fees Waived 0.45% 0.46% 0.50% 0.50% 0.50%
Expenses After Advisory Fees Waived
(e)
0.42% 0.46% 0.50% 0.50% 0.50%
Net Investment Income (Loss)
(e)
4.64% 5.00% 5.20% 4.55% 3.38%
Portfolio Turnover Rate
(c)(f)
25% 39% 142% 169% 183%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(e)
Annualized for periods less than one year.
(f)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 32.57 $ 29.66 $ 23.70 $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.23 0.43 0.36 0.25 0.14
Net Gain (Loss) on Investments (Realized and
Unrealized) (1.66) 2.88 5.92 3.65 (5.07)
Total from Investment Operations (1.43) 3.31 6.28 3.90 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.26) (0.40) (0.32) (0.21) (0.06)
Total Distributions (0.26) (0.40) (0.32) (0.21) (0.06)
Net Asset Value, End of Period $ 30.88 $ 32.57 $ 29.66 $ 23.70 $ 20.01
Total Return
(c)
(4.39)% 11.23% 26.70% 19.54% (19.72)%
Supplemental Data:
Net Assets, End of Period (000's) $ 260,731 $ 330,950 $ 409,377 $ 283,446 $ 128,899
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss)
(d)
1.44% 1.39% 1.32% 1.08% 1.30%
Portfolio Turnover Rate
(c)(e)
215% 255% 290% 217% 175%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
March 31, 2026
DoubleLine Commercial Real Estate Debt ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 52.12 $ 51.91 $ 50.36 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.22 2.63 2.90 1.35
Net Gain (Loss) on Investments (Realized and Unrealized) (0.21) 0.20 1.35 (0.01)
Total from Investment Operations 1.01 2.83 4.25 1.34
Less Distributions:
Distributions from Net Investment Income (1.22) (2.60) (2.70) (0.98)
Distributions from Net Realized Gain — (0.02) — —
Total Distributions (1.22) (2.62) (2.70) (0.98)
Net Asset Value, End of Period $ 51.91 $ 52.12 $ 51.91 $ 50.36
Total Return
(c)
1.98% 5.60% 8.70% 2.69%
Supplemental Data:
Net Assets, End of Period (000's) $ 405,932 $ 317,908 $ 212,831 $ 60,438
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.39% 0.39% 0.39%
Net Investment Income (Loss)
(d)
4.71% 5.08% 5.68% 5.33%
Portfolio Turnover Rate
(c)(e)
44% 66% 74% 36%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine Mortgage ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 49.68 $ 50.35 $ 46.96 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.26 2.49 2.38 1.04
Net Gain (Loss) on Investments (Realized and Unrealized) (0.29) (0.68) 3.23 (3.35)
Total from Investment Operations 0.97 1.81 5.61 (2.31)
Less Distributions:
Distributions from Net Investment Income (1.24) (2.48) (2.22) (0.73)
Total Distributions (1.24) (2.48) (2.22) (0.73)
Net Asset Value, End of Period $ 49.41 $ 49.68 $ 50.35 $ 46.96
Total Return
(c)
1.95% 3.82% 12.27% (4.67)%
Supplemental Data:
Net Assets, End of Period (000's) $ 694,683 $ 533,604 $ 334,292 $ 98,615
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.39% 0.48% 0.49%
Net Investment Income (Loss)
(d)
5.07% 5.10% 4.90% 4.23%
Portfolio Turnover Rate
(c)
184% 247% 197% 31%
Portfolio Turnover Rate excluding Mortgage Dollar Rolls
(e)
48% 6% 55% –%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
See Note 2(J) regarding Mortgage Dollar Rolls.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
March 31, 2026
DoubleLine Commodity Strategy ETF (Consolidated)
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 26.98 $ 25.28 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.44 0.97 0.79
Net Gain (Loss) on Investments (Realized and Unrealized) 6.88 1.14 (0.51)
Total from Investment Operations 7.32 2.11 0.28
Less Distributions:
Distributions from Net Investment Income (0.96) (0.41) —
Total Distributions (0.96) (0.41) —
Net Asset Value, End of Period $ 33.34 $ 26.98 $ 25.28
Total Return
(c)
28.09% 8.44% 1.12%
Supplemental Data:
Net Assets, End of Period (000's) $ 34,677 $ 21,583 $ 17,191
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65% 0.65%
Net Investment Income (Loss)
(d)
3.12% 3.73% 4.64%
Portfolio Turnover Rate
(c)
0% 82% 111%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Financial Highlights
(Cont.)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine Fortune 500 Equal Weight ETF
Period Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 31.46 $ 29.02 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.27 0.49 0.31
Net Gain (Loss) on Investments (Realized and Unrealized) 1.02 2.42 3.91
Total from Investment Operations 1.29 2.91 4.22
Less Distributions:
Distributions from Net Investment Income (0.25) (0.47) (0.20)
Total Distributions (0.25) (0.47) (0.20)
Net Asset Value, End of Period $ 32.50 $ 31.46 $ 29.02
Total Return
(c)
4.11% 10.20% 16.93%
Supplemental Data:
Net Assets, End of Period (000's) $ 27,297 $ 16,989 $ 13,929
Ratios to Average Net Assets:
Expenses
(d)
0.20% 0.20% 0.20%
Net Investment Income (Loss)
(d)
1.68% 1.69% 1.75%
Portfolio Turnover Rate
(c)(e)
8% 17% 12%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
March 31, 2026
DoubleLine Multi-Sector Income ETF
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30,
2025
(a)
Net Asset Value, Beginning of Period $ 50.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.49 2.63
Net Gain (Loss) on Investments (Realized and Unrealized) (0.67) 0.20
Total from Investment Operations 0.82 2.83
Less Distributions:
Distributions from Net Investment Income (1.47) (2.22)
Total Distributions (1.47) (2.22)
Net Asset Value, End of Period $ 49.96 $ 50.61
Total Return
(c)
1.64% 5.81%
Supplemental Data:
Net Assets, End of Period (000's) $ 81,937 $ 53,646
Ratios to Average Net Assets:
Expenses
(d)
0.49% 0.49%
Net Investment Income (Loss)
(d)
5.91% 6.36%
Portfolio Turnover Rate
(c)(e)
29% 54%
(a)
Commenced operations on November 29, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The accompanying notes are an integral part of these financial statements.
DoubleLine Asset-Backed Securities ETF
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30,
2025
(a)
Net Asset Value, Beginning of Period $ 51.00 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.24 1.46
Net Gain (Loss) on Investments (Realized and Unrealized) (0.38) 0.68
Total from Investment Operations 0.86 2.14
Less Distributions:
Distributions from Net Investment Income (1.17) (1.14)
Total Distributions (1.17) (1.14)
Net Asset Value, End of Period $ 50.69 $ 51.00
Total Return
(c)
1.70% 4.35%
Supplemental Data:
Net Assets, End of Period (000's) $ 116,579 $ 73,446
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.39%
Net Investment Income (Loss)
(d)
4.87% 4.99%
Portfolio Turnover Rate
(c)
15% 31%
(a)
Commencement of operations on February 28, 2025. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Notes to Financial Statements

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of March 31, 2026, the Trust consists of ten series. These Financial Statements are for eight of those series as follows: DoubleLine Opportunistic Core Bond ETF (the
“Opportunistic Core Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “Equities ETF”), DoubleLine Commercial Real
Estate Debt ETF (the "Commercial Real Estate Debt ETF") (formerly known as DoubleLine Commercial Real Estate ETF), DoubleLine
Mortgage ETF (the "Mortgage ETF"), DoubleLine Commodity Strategy ETF (the "Commodity Strategy ETF"), DoubleLine Fortune 500
Equal Weight ETF (the "Fortune 500 ETF"), DoubleLine Multi-Sector Income ETF (the "Multi-Sector Income ETF"), and DoubleLine
Asset-Backed Securities ETF (the "Asset-Backed Securities ETF") (each a “Fund” and collectively the “Funds”), along with the
DoubleLine Securitized Credit ETF (the “Securitized Credit ETF”). The Opportunistic Core Bond ETF, Equities ETF, Commercial Real
Estate Debt ETF, Mortgage ETF, Fortune 500 ETF, Multi-Sector Income ETF, Asset-Backed Securities ETF, and Securitized Credit
ETF are managed by DoubleLine ETF Adviser LP, and the Commodity Strategy ETF is managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange
Commission. Each Fund offers one class of shares. For financial information related to the Securitized Credit ETF, please refer to the
Securitized Credit ETF’s separate annual report.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended
March 31, 2026.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services
– Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Core Bond
ETF
Seek to maximize current income and total return
3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
Debt ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024
DoubleLine Asset-Backed Securities
ETF
Seek long-term total return while striving to generate
current income.
2/28/2025 3/4/2025

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period ended March 31, 2026. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as
Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2026:
Category
DoubleLine Opportunistic
Core Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate Debt ETF DoubleLine Mortgage ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 259,854,556 $ — $ — $ —
Money Market Funds 22,988,988 680,605 23,247,365 28,809,420 1,882,162
Affiliated Mutual Funds 35,081,447 — — — —
Total Level 1 58,070,435 260,535,161 23,247,365 28,809,420 1,882,162
Level 2
U.S. Government and Agency Mortgage-
Backed Obligations 152,148,136 — 58,002,632 647,785,416 —
Non-Agency Commercial Mortgage-Backed
Obligations 49,442,136 — 253,463,059 — —
Non-Agency Residential Collateralized
Mortgage Obligations 76,233,501 — 1,572,188 136,454,592 —
U.S. Government and Agency Obligations 124,551,246 — — — —
Collateralized Loan Obligations 25,392,169 — 80,718,805 — —
U.S. Corporate Bonds 95,346,856 — — — —
Foreign Corporate Bonds 58,219,017 — — — —
Asset-Backed Obligations 54,174,858 — — — —
Other Short Term Investments — — — — 32,664,272
Bank Loans 16,861,444 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 4,205,731 — — — —
Total Level 2 656,575,094 — 393,756,684 784,240,008 32,664,272
Level 3
Common Stocks 12,966 19,056 — — —
Total Level 3 12,966 19,056 — — —
Total $ 714,658,495 $ 260,554,217 $ 417,004,049 $ 813,049,428 $ 34,546,434
Other Financial Instruments
Assets
Level 1
Futures $ 869,471 $ — $ — $ 1,910,633 $ —
Level 2
Excess Return Swaps — — — — 137,451
Unfunded Loan Commitments 112 — — — —
Total Level 2 — — — — —
Level 3 — — — — —
Liabilities
Level 1

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

B. Federal Income Taxes. Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures
(“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the period ended March 31, 2026, the Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the period. The Funds identify their major tax jurisdictions as U.S. Federal,
Category (continued)
DoubleLine Opportunistic
Core Bond ETF
(continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate Debt ETF
(continued)
DoubleLine Mortgage ETF
(continued)
DoubleLine
Commodity Strategy
ETF (Consolidated)
(continued)
Futures $ (4,412,683) $ — $ — $ (3,159,016) $ —
Level 2
Unfunded Loan Commitments $ (9) $ — $ — $ — $ —
Level 3 — — — — —
Total $ (3,543,109) $ — $ — $ (1,248,383) $ 137,451
Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
DoubleLine Asset-Backed
Securities ETF
Investments in Securities
Level 1
Common Stocks $ 27,211,642 $ — $ —
Money Market Funds 64,505 5,045,607 791,567
Total Level 1 27,276,147 5,045,607 791,567
Level 2
Asset-Backed Obligations — 2,197,628 114,577,529
U.S. Corporate Bonds — 32,737,919 —
Non-Agency Residential Collateralized
Mortgage Obligations — 14,990,367 —
Bank Loans — 11,913,535 —
Non-Agency Commercial Mortgage-Backed
Obligations — 8,032,189 956,541
Collateralized Loan Obligations — 4,453,174 —
Foreign Corporate Bonds — 3,285,579 —
Total Level 2 — 77,610,391 115,534,070
Level 3
Common Stocks 1,640 14,149 —
Total Level 3 1,640 14,149 —
Total $ 27,277,787 $ 82,670,147 $ 116,325,637
Other Financial Instruments
Assets
Level 1 $ — $ — $ —
Level 2
Unfunded Loan Commitments — 73 —
Level 3 — — —
Liabilities
Level 1 $ — $ — $ —
Level 2
Unfunded Loan Commitments — (8) —
Level 3 — — —
Total $ — $ 65 $ —

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders.   The Asset-Backed Securities ETF, the Multi-Sector Income ETF, the Commercial
Real Estate Debt ETF, the Mortgage ETF and the Opportunistic Core Bond ETF will distribute dividends of net investment income at least monthly, the Equities ETF and the Fortune 500 ETF will distribute dividends of net investment income at least quarterly, and the
Commodity Strategy ETF will distribute dividends of net investment income at least annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Distributions are recorded on the exdividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year. Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income. The Equities ETF may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income.
The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange ("NYSE") opens for regular trading.
G. Unfunded Loan Commitments.  The Funds may enter into certain credit agreements, of which all or a portion may be unfunded.
As of March 31, 2026, the Funds have the following unfunded positions.
DoubleLine Opportunistic Core Bond ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Pye-Barker Fire & Safety LLC $ 5,850 $ 5,821 $ 5,866 $ 45 0.00%
Pinnacle Buyer LLC 6,452 6,435 6,467 31 0.00
Signia Aerospace LLC 5,308 5,294 5,328 33 0.00
Savor Acquisition, Inc. 6,035 6,059 6,050 (9) 0.00

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
I. Basis for Consolidation.   The Commodity Strategy ETF may invest up to 25% of its total assets in the DoubleLine Commodity ETF
Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Strategy ETF. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of March 31, 2026, the relationship of the Subsidiary to the Commodity Strategy ETF was as follows:
J. Mortgage Dollar Rolls. The Funds have entered into mortgage dollar roll transactions of TBA securities which the Funds sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented in the Financial Highlights.
K. Segment Reporting. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity's reportable segments.
Each Fund operates as a single operating segment, which is an investment portfolio. The Trust's president and principal executive officer and the Trust's treasurer and principal financial and accounting officer together serve as each Fund's chief operating decision maker (“CODM”). Each Fund's total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the
Fund's financial statements and financial highlights. Segment assets are reflected in each Fund's Statement of Assets and Liabilities
Kaman Corp. $ 9,726 $ 9,738 $ 9,741 $ 3 0.00%
DoubleLine Multi-Sector Income ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Pye-Barker Fire & Safety LLC $ 5,200 $ 5,174 $ 5,214 $ 40 0.01%
Pinnacle Buyer LLC 6,452 6,435 6,467 31 0.01
Savor Acquisition, Inc. 4,310 4,329 4,321 (8) 0.00
Kaman Corp. 7,989 7,999 8,001 2 0.01
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Commencement of Operations 01/31/2024
Fund Net Assets $ 34,677,013
Subsidiary % of Fund Net Assets 23.56%
Subsidiary Financial Statement Information
Net Assets $ 8,170,034
Total Income 101,476
Net Realized Gain/(Loss) 6,686,129

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in each Fund's accompanying Statement of Operations.
3. Related Party Transactions
The Trust and the Advisers entered into an Investment Management Agreement, under the terms of which the Advisers manage the investment of the assets of the applicable Funds, place orders for the purchase and sale of its portfolio securities, and is responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table. The
Advisers will pay all operating expenses of the Funds, except the advisory fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
If a Fund invested in other investment vehicles sponsored by an Adviser (“other DoubleLine Funds”) during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. The adviser may not seek reimbursement from the Fund with respect to any advisory fees waived. Accordingly, the Adviser waived the following fees for the period ended March 31, 2026: DoubleLine Opportunistic Core
Bond ETF, $83,331.
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A. provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a
Fund Services Agreement. JPMorgan Chase Bank, N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside
Fund Services, LLC serves as the Funds’ distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the Opportunistic Core Bond ETF, the Commercial Real Estate Debt ETF, the Mortgage ETF, the Multi-Sector Income
ETF, and the Asset-Backed Securities ETF), 40,000 shares (in the case of the Equities ETF and the Commodity Strategy ETF) and 60,000
shares (in the case of the Fortune 500 ETF) or multiples thereof (“Creation Units”) to Authorized Participants who have entered into
Advisory Fees
DoubleLine Opportunistic Core Bond ETF
1
0.45%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate Debt ETF 0.39%
DoubleLine Mortgage ETF 0.39%
DoubleLine Commodity Strategy ETF (Consolidated) 0.65%
DoubleLine Fortune 500 Equal Weight ETF 0.20%
DoubleLine Multi-Sector Income ETF 0.49%
DoubleLine Asset-Backed Securities ETF 0.39%
1
Prior to February 3, 2025, the Advisory Fee was 0.50%.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

agreements with Foreside Fund Services, LLC as the Funds’ distributor (the “Distributor”). An Authorized Participant is either (1) a
“Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the
NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of securities and/or cash
(including any portion of such securities for which cash may be substituted) that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the Equities ETF, Authorized Participants transact with the Fund through another broker-dealer that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange ("NYSE"). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended March 31, 2026 were as follows:
Investment transactions related to in-kind purchases and sales for the period ended March 31, 2026 were as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Core Bond ETF $ 233,750,205 $ 98,141,354 $ 37,459,688 $ 45,866,484
DoubleLine Shiller CAPE® U.S. Equities ETF $ 726,436,154 $ 672,727,103 $ — $ —
DoubleLine Commercial Real Estate Debt ETF $ 255,438,128 $ 147,861,114 $ — $ —
DoubleLine Mortgage ETF $ 1,485,827,812 $ 1,261,538,697 $ — $ —
DoubleLine Commodity Strategy ETF (Consolidated) $ — $ 3,900,000 $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 1,831,585 $ 1,915,854 $ — $ —
DoubleLine Multi-Sector Income ETF $ 35,825,635 $ 18,062,816 $ — $ —
DoubleLine Asset-Backed Securities ETF $ 57,423,916 $ 13,912,833 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Core Bond ETF $ 22,771,212 $ — $ —
DoubleLine Shiller CAPE® U.S. Equities ETF $ 2,545,933 $ 113,568,933 $ 13,912,753
DoubleLine Commercial Real Estate Debt ETF $ — $ 25,089,792 $ 266,632
DoubleLine Mortgage ETF $ — $ — $ —
DoubleLine Commodity Strategy ETF (Consolidated) $ — $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 13,426,213 $ 3,814,514 $ 1,540,012
DoubleLine Multi-Sector Income ETF $ 9,177,938 $ — $ —
DoubleLine Asset-Backed Securities ETF $ — $ — $ —

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
8. Income Tax Information and Distributions to Shareholders
The cost basis of investments for federal income tax purposes as of period March 31, 2026 were as follows:
9. Remuneration Paid to Trustees, Officers and Others
Because the Advisers have agreed in the Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisers pay the compensation to each Trustee who is not considered to be an “interested person” (as defined in the 1940 Act) of the Trust for services to the Funds from the Advisers’ advisory fees. Certain Trustees and officers of the Funds are also officers of the Advisers; such Trustees and officers are not compensated by the Funds.
10. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2026 is as follows:
Futures Contracts. Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange.
Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value
(“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of
Assets and Liabilities. The cumulative change in value of futures contracts is recorded in net unrealized appreciation (depreciation)
on futures on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate Debt ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
Tax Cost of Investments $ 714,820,090 $ 267,482,236 $ 415,259,136 $ 813,342,644 $ 34,545,417
Gross Tax Unrealized Appreciation 6,190,450 12,489,159 2,504,550 6,994,506 138,658
Gross Tax Unrealized Depreciation (9,895,257) (19,417,178) (759,637) (8,536,105) (190)
Net Tax Unrealized Appreciation
(Depreciation) (3,704,807) (6,928,019) 1,744,913 (1,541,599) 138,468
DoubleLine Fortune
500 Equal Weight
ETF
DoubleLine Multi-
Sector Income ETF
DoubleLine Asset-
Backed Securities
ETF
Tax Cost of Investments $ 26,790,615 $ 83,152,198 $ 116,457,498
Gross Tax Unrealized Appreciation 2,302,638 337,471 446,437
Gross Tax Unrealized Depreciation (1,815,466) (819,522) (578,298)
Net Tax Unrealized Appreciation
(Depreciation) 487,172 (482,051) (131,861)
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Average Market Value
Futures Contracts - Long $ 444,396,456 $ 320,444,533 $ –
Futures Contracts - Short (32,159,986) (263,157,860) –
Average Notional Balance
Excess Return Swaps – – 26,566,667

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Excess Return Swap Agreements. The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities.
At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted
on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended March 31, 2026 was as follows:
The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2026 was as follows:
Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location
1
Commodity
Risk
Interest Rate
Risk Total
Unrealized Appreciation on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ 869,471 $ 869,471
DoubleLine Mortgage ETF – 1,910,633 1,910,633
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 137,451 $ – $ 137,451
Unrealized Depreciation on:
Futures
DoubleLine Opportunistic Core Bond ETF $ – $ (4,412,683) $ (4,412,683)
DoubleLine Mortgage ETF – (3,159,016) (3,159,016)
1
An exchange traded investment's value reflects the cumulative value. Only the current day's variation margin is reported on the Statements of Assets and
Liabilities.
Derivatives not accounted for as hedging instruments
Statements of Operations Location
Commodity
Risk
Interest Rate
Risk Total
Net Realized Gain (Loss) on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ 273,811 $ 273,811
DoubleLine Mortgage ETF – 1,738,182 1,738,182
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 6,686,129 $ – $ 6,686,129
Net Change in Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ (4,022,046) $ (4,022,046)
DoubleLine Mortgage ETF – (1,020,776) (1,020,776)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 251,171 $ – $ 251,171

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
11. Offsetting Assets and Liabilities
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master
Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceed a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of the period ended March 31, 2026, the Funds held the following derivative instruments that were subject to offsetting on the
Statements of Assets and Liabilities:
12. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the
Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
13. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities
such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
14. Principal Risks
Active Management Risk: The risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
DoubleLine Commodity Strategy ETF (Consolidated)
Assets:
Gross
Amounts of
Gross Amounts
Offset in the
Statement of
Net Amounts
presented in the
Statement of
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description
Recognized
Assets
Assets and
Liabilities
Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
Swap contracts $ 137,451 $ — $ 137,451 $ (137,451) $ — $ —

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

Asset-Backed Securities Investment Risk: The risk that borrowers may default on the obligations that underlie the asset-
backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
Cash Position Risk: The risk that to the extent that the Fund holds assets in cash, cash equivalents, and other shortterm investments, the ability of the Fund to meet its objective may be limited. Cash equivalents and other short-term investments include short-term U.S. Treasury securities, commercial paper, repurchase agreements and money market funds.
Cash Transactions Risk:   Unlike most other ETFs, the Fund may, from time to time, effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations, collateralized loan obligations and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Commodities Risk:   The risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund expects to have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals, precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
Commodity Pool Regulatory Risk:  The Fund’s investment exposure to instruments such as futures or swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act
(“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies.
Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.
Counterparty Risk:   The risk that the Funds will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Funds or held by special purpose or structured vehicles in which the Funds invest; that the Funds counterparty will be unable or unwilling to perform its obligations; that the
Funds will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Funds may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Funds enter into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
Swap Risk: The Funds expects to enter into swap transactions related to the Barclays Index with a single or a limited number of counterparties for the foreseeable future and, at the time of the Funds' inception, the Funds expects to obtain exposure to the Barclays Index through swap transactions with a single counterparty. To the extent that the
Funds enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
Debt Securities Risks
Credit Risk: The risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as "high yield" securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The U.S.
government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Prepayment Risk.   The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
Defaulted Securities Risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
Derivatives Risk: the risk that an investment in derivatives will not perform as anticipated by the Advisers, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

Equity Issuer Risk:   The risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
Emerging Market Country Risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
Active Shares Non-Transparent Structure Risk:  For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject
to additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intra-
day highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value ("NAV") per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving a limited number of institutional investors (known as “Authorized Participants"), unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant (an “AP Representative”), or market makers, orders to create or redeem Creation Units (as defined below) either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the
Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
Authorized Participant and AP Representative Concentration Risk: For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in Creation Units. Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
Authorized Participant Concentration Risk: For Funds other than semitransparent ETF's:   As an ETF, the Fund issues
and redeems shares on a continuous basis at net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other
Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Secondary Market Trading Risk:   as an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for
Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/
redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
Absence of Active Market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the Fund's shares trading at a premium or discount to NAV.
Early Close/Trading Halt/Delisting Risk: Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.  For CAPE Only: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a
Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the
Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for
VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
Trading in fund shares is subject to expenses: Most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
Fund shares may be sold short: Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
Fund shares may trade at prices other than NAV : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling
Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
Portfolio Security Trading Risk: For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
Financial Services Risk: The risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
Focused Investment Risk:   The risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
Foreign Currency Risk:   The risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
Foreign Investing Risk: The risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and non-U.S. taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
High Yield Risk:  The risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
index risk:
For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
For DCMT only: the risk that the portion of the Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Barclays Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
Although the Adviser has licensed the right to use the Barclays Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Barclays will maintain it indefinitely, that the Fund will use the
Barclays Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Barclays Index. In those or similar conditions, the Adviser or the Fund’s Board may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Barclays Index or will perform in a manner similar to the

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

Barclays Index. Unavailability of the Barclays Index could affect adversely the ability of the Fund to achieve its investment objective.
The Barclays Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity and on carry characteristics, seasonality, momentum, and fundamentals. Any investment exposure tied or related to the Barclays Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Barclays Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.
For DFVE Only:  the risk that the Fund may underperform the return of the Underlying Index for a number of reasons, including, for example, (i) the performance of investments or derivatives related to the Underlying Index may not correlate with the Underlying Index and/or may underperform the Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Underlying Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Underlying Index’s methodology, or the Index Provider may incorrectly report information concerning the Index.
Although the Adviser has licensed from the Index Provider the right to use the Underlying Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Underlying Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Index to implement the Fund’s principal investment strategies indefinitely. If the Index Provider ceases to maintain the Underlying Index, the Fund no longer has the ability to utilize the Underlying Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to gain investment exposure to the Underlying Index, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Index with another index that it chooses in its sole discretion and upon 60 days’ prior written notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Underlying Index or will perform in a manner similar to the Index.
Unavailability of the Underlying Index could affect adversely the ability of the Fund to achieve its investment objective.
Index Provider Risk: The risk that the Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Underlying Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Underlying Index will achieve its intended result or positive performance. The Underlying Index relies on various sources of information to assess the potential constituents of the Underlying index, including information that may be based on assumptions or estimates. There is no assurance that the sources of the information are reliable, and the Adviser does not assess the due diligence conducted by the Index
Provider with respect to the data it uses or the index construction and computation processes. Errors in Underlying Index data, computations, or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the
Fund.
Industry Concentration Risk: The risk that, in following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Inflation-Indexed Bond Risk: The risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Investment Company and Exchange-Traded Fund Risk: The risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Advisers determine to invest Fund assets in other investment companies, the Advisers will have an incentive to invest in other investment vehicles sponsored or advised by the Advisers or a related party of the Advisers over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
Large Capitalization Risk: The risk that investing substantially in issuers in one market capitalization category (large, medium, or small) may adversely affect the Fund because of unfavorable market conditions particularly to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies. The Fund expects to have exposure particularly to larger capitalization issuers through its exposure to the Underlying Index.
Large Transactions Risk:  The risk that certain account holders, including the Advisers or funds or accounts over which the
Advisers(or related parties of the Advisers) have investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Advisers (or related parties of the
Advisers), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the
Advisers would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell
Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
Leverage Risk:    The risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
Limited Operating History Risk:   The risk that a Fund that has recently been formed has a limited operating history to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
Liquidity Risk:   The risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the
Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
Loan Risk:  The risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
Market Capitalization Risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
Market Risk:  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in Creation Units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S.
Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Models and Data Risk:  The risk that the quantitative models or related data used in managing the Fund fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
Mortgage-Backed Securities Risk:   The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
Non-Correlation Risk:   The risk that the Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
Non-Diversification Risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code.
Operational And Information Security Risks:  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
Passive Investing Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.
Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the
Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
Portfolio Turnover Risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
Real Estate Sector Risk:   The risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
Real Estate Sector And Commercial Real Estate Markets Risk:  the risk that commercial real estate-related investments may decline in value as a result of factors affecting the real estate sector (and, in particular, the commercial real estate markets), such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Commercial real estate loans are secured by commercial property and are subject to the risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily on the successful operation of such property. If a borrower’s net operating income is reduced due to changing national, regional or local economic conditions, changes in business demand, social unrest and civil disturbances, political unrest, global health crises, or other reasons, then the borrower’s ability to repay the loan may be impaired. Tenant mix, success of tenant businesses, property management decisions, property location and conditions, competition from comparable properties, changes in laws that increase operating expenses or limit rents that may be charged, the need to address environmental issues associated with a property, declines in real estate values, increases in interest rates or taxes, and increase in regulatory and compliance costs can all negatively affect returns on investments in commercial real estate.
Restricted Securities Risk: The risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
Securities Lending Risk: if the Fund lends securities, and the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, there is a risk that the securities will not be available to the Fund on a timely basis. If a borrower defaults and the Fund is not able to recover the securities loaned, the Fund and, indirectly, its

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
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March 31, 2026

shareholders will bear loss to the extent the value of the collateral sold is not equal to the market value of the loaned securities. Loans are secured by collateral consisting of cash or short-term debt obligations and the Fund may invest the cash collateral received (in money market investments or money market funds) and the Fund and its shareholders bears the risk of loss on such reinvestment, including the risk of total loss of such collateral. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.
These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50%
dividends received deduction for corporations. The costs associated with the Fund’s securities lending activities are not shown in the Fund’s fee table. Engaging in securities lending could have a leveraging effect, which may intensify the other risks associated with investments in the Fund.
Securities or Sector Selection Risk:    The risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
Structured Products and Structured Notes Risk:  The risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.
Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
Tax Risk: In order to qualify as a regulated investment company under the Internal Revenue Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-related derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-related instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the
Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of
10% of the Fund’s annual gross income. If the Fund were to earn non qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
U.S. Government Securities Risk:  The risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of
U.S. government securities.
Valuation Risk:  The risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's NAV. The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund's portfolio, resulting in the dilution of shareholder interests.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2026
15. Subsequent Events
In preparing these financial statements, the Funds' have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds' have determined there are no subsequent events that would need to be disclosed in the Funds' financial statements.

Semi-Annual Financial Statements and Other Information
|
March 31, 2026

Form N-CSR – Items 8-11
(Unaudited)
March 31, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies .
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract .
Board Considerations Regarding the Approval of the Advisory Agreement
At a meeting held on February 19, 2026 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”)
of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above (each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds. That approval included approval by the Trustees who are not “interested persons” (as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives
LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
Throughout the year, the Trustees also met regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly reviewed detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the
Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the
Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees also considered that, although the reorganizations of DoubleLine Floating Rate Fund and DoubleLine Select Income
Fund (formerly, DoubleLine Infrastructure Income Fund) with and into corresponding series of American Beacon Funds were expected to close on or about February 20, 2026, the renewal of applicable advisory and other arrangements for each of DoubleLine
Floating Rate Fund and DoubleLine Select Income Fund was proposed in order to ensure continuity of services to the extent that the reorganizations occur on a date later than currently anticipated.
Nature, Extent, and Quality of Services.

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that
DoubleLine provides a full investment program for each Fund, with an emphasis on risk management for the Funds. The Board considered, where applicable, the necessary skills and resources needed to manage debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The
Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine), and information regarding DoubleLine’s overall risk management program. The Trustees considered the quality of the related services provided to the Funds as part of their overall consideration of the continuation of the Advisory Agreements. The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support
DoubleLine’s ability to provide services to the Funds. The Trustees considered DoubleLine’s representations regarding the depth of
DoubleLine’s personnel, resources, and investment methods in connection with the services DoubleLine provides to the Funds.
Performance and Fees and Expenses.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate (with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS
MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-, three-, five-, and ten-year periods ended October 31, 2025, as applicable, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more of the Fund’s benchmark index(es), as selected by ISS MI. In preparation for the February
Meeting, the Independent Trustees met with ISS MI representatives in January 2026 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to the index(es) shown or the median of their
Morningstar categories.
The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that it offers.
The Trustees also considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including other funds and institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain funds and institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees considered DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees considered
DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing

(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others. The Trustees considered that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the
Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also considered the financial risks assumed by DoubleLine in respect of each ETF’s unitary fee, including that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
Mutual Funds
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2025 presented in the ISS MI
Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their
Morningstar categories for the five- and/or ten-year periods, where applicable, ended October 31, 2025, notwithstanding, in some cases, more recent periods of relative underperformance for the one- and/or three-year periods. Those Funds included DoubleLine
Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, and DoubleLine Selective Credit
Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one- and/or three-year periods ended October 31, 2025, notwithstanding, in some cases, other periods of longer-
term unfavorable relative performance. Those mutual funds included DoubleLine Core Fixed Income Fund, DoubleLine Floating Rate
Fund, and DoubleLine Long Duration Total Return Bond Fund. In each instance where a Fund exhibited relative underperformance over the one-, three-, five-, and/or ten-year periods, as applicable, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE® and DoubleLine Shiller Enhanced
International CAPE®, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories, among other things, contributed to relative underperformance over different periods.
The Trustees noted that all but five of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. The Trustees noted that DoubleLine Total Return Bond Fund, DoubleLine
Emerging Markets Fixed Income Fund, DoubleLine Flexible Income Fund, DoubleLine Select Income Fund, and DoubleLine Emerging
Markets Local Currency Bond Fund each had net management fees more than five basis points above the median of its peer group. The Trustees discussed with management the reasons for the relative net management fees of these mutual funds. The
Trustees noted that none of the mutual funds, other than DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine
Select Income Fund, had the highest net management fee in its peer group. The Trustees also considered DoubleLine’s belief that differences between DoubleLine Select Income Fund and DoubleLine Emerging Markets Local Currency Bond Fund and their respective peer groups, together with and the limited number of close peers, should be taken into account in evaluating those Funds’
relative performance and net management fees. The Trustees considered each Fund’s net management fees in light of that Fund’s performance net of expenses, including in instances where the mutual fund had strong relative performance and net management fees above the median of its peer group. The Trustees noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of DoubleLine
Emerging Markets Fixed Income Fund, DoubleLine Select Income Fund, and DoubleLine Strategic Commodity Fund. The Trustees
discussed with management the reasons for each Fund’s relative total expenses compared to that Fund’s expense peers.
ETFs
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees considered that performance since inception for each ETF was within Management’s expectations, and, in each instance where an ETF exhibited relative underperformance over the one- or three-year periods, as applicable, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance. The Trustees noted that many of the ETFs had only recently, or have not yet, achieved three years of investment operations.
The Trustees considered the net total expenses of each ETF. The Trustees considered that under the ETFs’ unitary fee structure,
DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further considered that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses).

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
The Trustees considered that DoubleLine Commercial Real Estate Debt ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine
Opportunistic Core Bond ETF, DoubleLine Mortgage ETF, and DoubleLine Multi-Sector Income ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Shiller CAPE® U.S. Equities ETF and DoubleLine Commodity Strategy ETF, the Trustees considered that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group.
The Trustees noted that DoubleLine Asset-Backed Securities ETF commenced investment operations on February 28, 2025 and that its Advisory Agreement had previously been approved for an initial two-year period. The Trustees noted that the Fund’s Advisory
Agreement would be approved for only a stub period from February 28, 2027 through March 25, 2027, to generally align its term with the terms of the other Advisory Agreements for the Funds and that certain information included above was not provided given the ETF’s short operating history. In approving the Advisory Agreement for DoubleLine Asset-Backed Securities ETF, the Trustees
considered the ETF’s short operating history and that the Advisory Agreement was only being approved for an additional month period.
CEFs
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings)
and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees considered that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the third quartile of its Morningstar category for the five- and ten-year periods ended October 31, 2025 and considered the Fund’s stronger more recent performance, with the Fund performing in the second quartile and the first quartile of its Morningstar category for the one- and three-year periods ended October 31, 2025, respectively, and the Fund outperforming its index for the one-, three-, five-, and ten-year periods ended
October 31, 2025.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees considered that DBL’s net management fees were in the second quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also considered that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS
MI Reports to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile on a total managed assets basis. The Trustees considered that the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the one-, five- and ten-year periods ended October 31, 2025 and noted the Fund’s stronger performance in the second quartile of its Morningstar category for the three-year period ended October 31, 2025. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its index for the one-, three-, five- and ten-year periods ended October 31, 2025.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance for the three-year period ended October 31, 2025, was in the second quartile of its Morningstar category. They noted that the Fund performed in the fourth and third quartiles for the one- and five-year periods ended October 31, 2025, respectively, though it had outperformed its index over the one-, three-, and five-year periods ended October 31, 2025. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the second quartile and below the median of its peer group on a net assets basis. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI
Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.

(Unaudited)
March 31, 2026
Semi-Annual Financial Statements and Other Information
|
March 31, 2026

Profitability.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds.
The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees considered that DoubleLine was profitable in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable) and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees considered DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
Economies of Scale.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. The Trustees considered also that none of the Funds have breakpoints in their advisory fee schedules. The Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees considered also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately considered that
DoubleLine had agreed to continue the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also considered ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees considered that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception.
With regard to the ETFs, the Trustees noted that the ETFs have recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
Other Benefits.
The Trustees considered other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential growth of the Funds.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds;
that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the
Fund’s Advisory Agreement(s); that the extent to which the advisory fees paid by the Funds share economies of scale with investors

Form N-CSR – Items 8-11
(Cont.)

DoubleLine ETF Trust
generally supported the renewal of each Advisory Agreement; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period or, with respect to DoubleLine Asset-Backed Securities ETF, an additional period beginning February
28, 2027 through March 25, 2027.

March 31, 2026
Investment Advisers:
DoubleLine ETF Adviser LP and DoubleLine Alternatives LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1121 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
(855) 937-0772
DL-SARFINANCIALS-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.

(a)(1)      Code of Ethics – Not required for this filing.

(a)(2)      Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto. ex99cert.docx

(a)(4)      Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)(5)      There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. ex99906cert.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
May 28, 2026

By:
/s/ Henry Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
May 28, 2026